UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-07989

Metropolitan West Funds

(Exact name of registrant as specified in charter)

865 South Figueroa Street

Los Angeles, CA 90017

(Address of principal executive offices) (Zip code)

Metropolitan West Funds

865 South Figueroa Street

Los Angeles, CA 90017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-1050

Date of fiscal year end: March 31

Date of reporting period: December 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 80.91%
ASSET-BACKED SECURITIES — 2.63%**
ABFS Mortgage Loan Trust 2002-3 A (STEP)
4.76%	09/15/33		$16,763	$16,113
Aerco Ltd. 2A A4 (United Kingdom)
0.78%	07/15/25	[2,3,4]	124,400	116,512
BMW Vehicle Lease Trust 2009-1 A3
2.91%	03/15/12		475,236	479,040
Capital Auto Receivables Asset Trust 2008-CPA A1
1.11%	01/15/13	[3,4]	477,555	478,771
Chrysler Financial Lease Trust 2010-A A2
1.78%	06/15/11	[4]	368,795	369,273
First Alliance Mortgage Loan Trust 1994-3 A1
7.83%	10/25/25		4,622	4,410
GE SeaCo Finance SRL 2005-1A A (Barbados)
0.51%	11/17/20	[2,3,4]	491,667	455,579
Huntington Auto Trust 2008-1A A3A
4.81%	04/16/12	[4]	296,393	298,055
Triton Container Finance LLC 2006-1A
0.43%	11/26/21	[3,4]	236,667	219,346
Triton Container Finance LLC 2007-1A
0.40%	02/26/19	[3,4]	156,250	147,897

Total Asset-Backed Securities
(Cost $2,587,831)				2,584,996

CORPORATES — 14.08%*
Banking — 1.62%
Bank of America N.A.
0.60%	06/15/17	[3]	750,000	652,195
Royal Bank of Scotland Plc (The) 1 (United Kingdom)
2.70%	08/23/13	[2,3]	500,000	508,077
UBS AG (Switzerland)
2.25%	08/12/13	[2]	425,000	428,896

				1,589,168

Communications — 0.52%
Qwest Corp.
7.88%	09/01/11		500,000	516,250

Electric — 0.84%
KCP&L Greater Missouri Operations Co.
11.88%	07/01/12		730,000	828,332

Finance — 9.55%
Citigroup Funding, Inc. (MTN)
0.60%	03/30/12	[3]	815,000	819,070
Citigroup Funding, Inc. 2
0.62%	04/30/12	[3]	900,000	904,856
Citigroup, Inc.
5.30%	10/17/12		1,075,000	1,138,955

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
General Electric Capital Corp. (MTN)
0.44%	06/20/14	[3]	$250,000	$242,402
General Electric Capital Corp. A (MTN)
0.56%	09/15/14	[3]	300,000	291,150
General Electric Capital Corp. G (MTN)
0.47%	06/01/12	[3]	1,030,000	1,034,413
Goldman Sachs Group, Inc. (The)
1.06%	12/05/11	[3]	690,000	695,561
5.45%	11/01/12		500,000	535,166
Goldman Sachs Group, Inc. B (The) (MTN)
0.69%	07/22/15	[3]	200,000	191,840
Lehman Brothers Holdings, Inc. H (MTN)
0.00%	11/30/10	[3,5,6]	883,000	203,090
Morgan Stanley
0.54%	01/18/11	[3]	395,000	395,038
0.57%	02/10/12	[3]	990,000	993,728
0.65%	06/20/12	[3]	620,000	623,584
5.05%	01/21/11		395,000	395,737
6.75%	04/15/11		155,000	157,597
Morgan Stanley (MTN)
0.74%	10/18/16	[3]	260,000	239,811
Morgan Stanley 1
1.15%	12/01/11	[3]	535,000	539,526

				9,401,524

Real Estate Investment Trust (REIT) — 0.49%
Healthcare Realty Trust, Inc.
8.13%	05/01/11		475,000	485,720

Transportation — 1.06%
Delta Air Lines, Inc. 2001 A2
7.11%	09/18/11	[7]	600,000	619,500
JetBlue Airways Pass-Through Trust 2004-2 G1
0.66%	08/15/16	[3]	456,076	418,450

				1,037,950

Total Corporates
(Cost $14,039,907)				13,858,944

BANK LOANS — 0.64%*
Health Care — 0.64%
HCA Term Loan A
1.55%	11/17/12	[3,8]	640,641	632,133

Total Bank Loans
(Cost $598,754)

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2010 / 1

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED — 60.76%**
Commercial Mortgage-Backed — 6.32%
Banc of America Commercial Mortgage, Inc. 2001-1 A2
6.50%	04/15/36		$95,118	$95,439
Banc of America Commercial Mortgage, Inc. 2002-2 A3
5.12%	07/11/43		395,000	407,037
Bayview Commercial Asset Trust 2007-3 A1
0.50%	07/25/37	[3,4]	1,308,507	1,011,524
Bear Stearns Commercial Mortgage Securities 2002-PBW1 A2
4.72%	11/11/35	[3]	405,000	421,288
Commercial Mortgage Asset Trust 1999-C1 A4
6.98%	01/17/32	[3]	395,000	426,398
Credit Suisse First Boston Mortgage Securities Corp. 2001-CK6 A3
6.39%	08/15/36		274,152	281,793
First Union National Bank-Bank of America Commercial Mortgage Trust 2001-C1 A2
6.14%	03/15/33		30,244	30,217
GE Capital Commercial Mortgage Corp. 2001-2 A4
6.29%	08/11/33		439,339	445,261
GE Capital Commercial Mortgage Corp. 2002-2A A3
5.35%	08/11/36		400,000	418,647
GE Capital Commercial Mortgage Corp. 2005-C4 A3A
5.32%	11/10/45	[3]	110,000	115,638
GMAC Commercial Mortgage Securities, Inc. 2002-C2 A3
5.71%	10/15/38		385,000	400,678
Greenwich Capital Commercial Funding Corp. 2002-C1 A4
4.95%	01/11/35		410,000	429,303
JPMorgan Chase Commercial Mortgage Securities Corp. 2001-CIB3 A3
6.47%	11/15/35		368,592	378,510
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-CA A3
5.38%	07/12/37		385,000	402,420
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-7 A4
5.75%	06/12/50	[3]	280,000	288,990
Nomura Asset Securities Corp. 1998-D6 A3
7.26%	03/15/30	[3]	360,000	398,907
Prudential Mortgage Capital Funding LLC 2001-ROCK A2
6.61%	05/10/34		270,140	271,558

				6,223,608

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed — 25.43%
Aames Mortgage Trust 2002-1 A3 (STEP)
6.90%	06/25/32		$34,578	$27,203
ABFS Mortgage Loan Trust 2002-2 A7 (STEP)
5.72%	07/15/33		650	650
ABFS Mortgage Loan Trust 2002-4 A (STEP)
4.93%	12/15/33		8,778	8,791
Adjustable Rate Mortgage Trust 2005-1 1A1
3.35%	05/25/35	[3]	1,172,367	927,204
American Home Mortgage Investment Trust 2004-3 3A
2.26%	10/25/34	[3]	932,524	753,082
Banc of America Funding Corp. 2003-2 1A1
6.50%	06/25/32		22,720	23,756
Banc of America Funding Corp. 2007-8 2A1
7.00%	10/25/37		709,624	541,705
Banc of America Mortgage Securities, Inc. 2003-A 2A2
3.60%	02/25/33	[3]	5,447	4,922
Citigroup Mortgage Loan Trust, Inc. 2004-HYB1 A41
5.00%	02/25/34	[3]	216,598	214,540
Citigroup Mortgage Loan Trust, Inc. 2007-WFH2 A3
0.44%	03/25/37	[3]	2,500,000	1,544,671
Citigroup Mortgage Loan Trust, Inc. 2007-WFH4 A2C
1.56%	07/25/37	[3]	1,765,000	772,465
Conseco Financial Corp. 1994-1 A5
7.65%	04/15/19		5,703	5,940
Conseco Financial Corp. 1996-8 A6
7.60%	10/15/27	[3]	13,740	14,601
Countrywide Alternative Loan Trust 2004-J6 2A1
6.50%	11/25/31		347,041	363,687
Countrywide Alternative Loan Trust 2005-16 A5
0.54%	06/25/35	[3]	776,986	281,530
Countrywide Alternative Loan Trust 2005-27 2A1
1.68%	08/25/35	[3]	1,617,692	903,474
Countrywide Alternative Loan Trust 2005-61 2A1
0.54%	12/25/35	[3]	1,118,981	796,529
Countrywide Asset-Backed Certificates 2003-BC1 M1
1.64%	12/25/32	[3]	351,357	160,248
Credit Suisse First Boston Mortgage Securities Corp. 2001-MH29 A (STEP)
5.60%	09/25/31		91,785	93,762

See accompanying notes to Schedule of Portfolio Investments.

2 / N-Q Report December 2010

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit Suisse First Boston Mortgage Securities Corp. 2002-AR31 4A2
3.10%	11/25/32	[3]	$200,000	$163,758
Credit-Based Asset Servicing and Securitization LLC 2007-CB4 A2A (STEP)
5.84%	04/25/37		290,660	292,251
Deutsche Financial Capital Securitization LLC 1997-I A3
6.75%	09/15/27		132,306	135,569
Downey Savings & Loan Association Mortgage Loan Trust 2004-AR3 2A2A
0.63%	07/19/44	[3]	562,423	446,599
Fremont Home Loan Trust 2005-C M1
0.74%	07/25/35	[3]	500,000	463,889
GE Mortgage Services LLC 1998-HE1 A7
6.47%	06/25/28		529	523
GMAC Mortgage Corp. Loan Trust 2003-GH1 A5 (STEP)
5.60%	07/25/34		54,220	52,314
Green Tree Home Improvement Loan Trust 1995-C B2
7.60%	07/15/20		56,454	52,111
Green Tree Home Improvement Loan Trust 1995-F B2
7.10%	01/15/21		20,391	19,623
GSAA Trust 2005-7 AF3
4.75%	05/25/35	[3]	1,100,000	944,932
HSBC Home Equity Loan Trust 2007-3 APT
1.46%	11/20/36	[3]	572,831	529,497
IndyMac Index Mortgage Loan Trust 2004-AR12 A1
0.65%	12/25/34	[3]	949,681	607,125
IndyMac Index Mortgage Loan Trust 2006-AR2 1A1A
0.48%	04/25/46	[3]	1,443,936	830,462
IndyMac Manufactured Housing Contract 1998-2 A4
6.64%	12/25/27	[3]	175,224	169,674
Irwin Home Equity Corp. 2003-A M2
2.91%	10/25/27	[3]	542,093	456,805
JPMorgan Mortgage Trust 2005-A2 9A1
3.56%	04/25/35	[3]	598,438	485,371
Keystone Owner Trust 1998-P1 M2
7.93%	05/25/25	[4]	9,406	9,406
MASTR Adjustable Rate Mortgages Trust 2004-1 2A1
4.49%	01/25/34	[3]	66,891	61,309
MASTR Adjustable Rate Mortgages Trust 2004-12 5A1
3.66%	10/25/34	[3]	986,972	849,799

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
MASTR Adjustable Rate Mortgages Trust 2004-5 3A1
2.84%	06/25/34	[3]	$50,873	$42,540
MASTR Seasoned Securities Trust 2004-1 4A1
2.99%	10/25/32	[3]	160,900	155,093
MASTR Seasoned Securities Trust 2004-2 A2
6.50%	08/25/32		499,149	519,887
Merrill Lynch Mortgage Investors, Inc. 2003-A1 2A
2.39%	12/25/32	[3]	462,204	466,340
Mid-State Trust 6 A4
7.79%	07/01/35		43,934	43,639
Morgan Stanley ABS Capital I 2004-NC2 M2
2.06%	12/25/33	[3]	748,429	331,520
Morgan Stanley IXIS Real Estate Capital Trust 2006-2 A1
0.31%	11/25/36	[3]	20,527	20,429
Oakwood Mortgage Investors, Inc. 1998-A A4
6.20%	05/15/28		2,943	2,977
Oakwood Mortgage Investors, Inc. 1998-B A3
6.20%	01/15/15		5,107	5,112
Oakwood Mortgage Investors, Inc. 1998-B A4
6.35%	03/15/17		255,674	256,440
Residential Asset Mortgage Products, Inc. 2003-SL1 A11
7.13%	03/25/16		117,816	110,041
Residential Asset Mortgage Products, Inc. 2004-SL1 A2
8.50%	11/25/31		129,788	132,242
Residential Asset Mortgage Products, Inc. 2004-SL1 A8
6.50%	11/25/31		257,228	258,533
Residential Asset Mortgage Products, Inc. 2005-EFC2 M1
0.70%	07/25/35	[3]	442,543	437,653
Residential Asset Securitization Trust 2004-IP2 2A1
2.79%	12/25/34	[3]	533,556	519,370
Residential Funding Mortgage Securities II, Inc. 1999-HI6 AI7 (STEP)
8.60%	09/25/29		116,719	106,198
Residential Funding Mortgage Securities II, Inc. 2000-HI1 AI7 (STEP)
8.79%	02/25/25		11,036	11,088
Saxon Asset Securities Trust 2002-1 M2
2.06%	11/25/31	[3]	189,045	87,985
Soundview Home Equity Loan Trust 2006-WF2 A2C
0.40%	12/25/36	[3]	1,055,000	912,468

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2010 / 3

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Structured Asset Mortgage Investments, Inc. 2006-AR8 A1A
0.46%	10/25/36	[3]	$1,869,577	$1,221,247
Structured Asset Mortgage Investments, Inc. 2007-AR3 2A1
0.45%	09/25/47	[3]	2,350,859	1,469,484
Structured Asset Securities Corp. 2001-15A 4A1
6.00%	10/25/31	[3]	42,615	39,940
Structured Asset Securities Corp. 2004-S4 M4
2.06%	12/25/34	[3]	427,882	409,391
Structured Asset Securities Corp. 2005-4XS 3A3 (STEP)
4.47%	03/25/35		356,029	361,428
Structured Asset Securities Corp. 2007-EQ1 A4
0.51%	03/25/37	[3]	3,000,000	1,230,416
Terwin Mortgage Trust 2004-13AL 2PX (IO)
0.34%	08/25/34	[4,9]	7,852,081	67,822
UCFC Home Equity Loan 1998-D BF1
8.97%	04/15/30	[3]	1,243	539
Washington Mutual Alternative Mortgage Pass-Through Certificates 2005-4 CB13
0.76%	06/25/35	[3]	641,490	437,086
Washington Mutual Mortgage Pass-Through Certificates 2002-AR6 A
1.73%	06/25/42	[3]	117,666	99,098
Washington Mutual Mortgage Pass-Through Certificates 2003-AR6 A1
2.70%	06/25/33	[3]	494,644	490,021
Washington Mutual MSC Mortgage Pass-Through Certificates 2003-MS9 1A
7.00%	04/25/33		54,101	55,223
Wells Fargo Home Equity Trust 2005-3 AII3
0.60%	11/25/35	[3]	533,009	521,665
Wells Fargo Home Equity Trust 2006-1 A3
0.41%	05/25/36	[3]	190,883	188,482

				25,021,174

U.S. Agency Mortgage-Backed — 29.01%
Fannie Mae 1988-12 A
4.19%	02/25/18	[3]	95,363	98,775
Fannie Mae 1993-80 S
10.53%	05/25/23	[3]	7,715	8,804
Fannie Mae 1997-23 PB
6.63%	01/25/22		2,313	2,324
Fannie Mae 2000-27 AN
6.00%	08/25/30		10,188	11,072
Fannie Mae 2001-42 SB
8.50%	09/25/31	[3]	5,343	5,892

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae 2001-60 OF
1.21%	10/25/31	[3]	$894,395	$908,859
Fannie Mae 2002-82 FP
0.76%	02/25/32	[3]	796,210	798,761
Fannie Mae 2003-124 IO (IO)
5.25%	03/25/31		48,375	1,924
Fannie Mae 2003-124 TS
9.80%	01/25/34	[3]	97,090	107,061
Fannie Mae 2003-30 ET
3.50%	08/25/16		202,074	201,357
Fannie Mae 2003-37 IG (IO)
5.50%	05/25/32		112,035	14,932
Fannie Mae 2004-33 FM
1.06%	03/25/31	[3]	807,559	815,834
Fannie Mae 2004-60 FW
0.71%	04/25/34	[3]	961,982	964,777
Fannie Mae 2004-96 MT
7.00%	12/25/34	[3]	110,313	109,632
Fannie Mae 2005-39 BN
4.55%	06/25/28		384,042	389,284
Fannie Mae 2007-65 PA
6.00%	03/25/31		462,054	474,769
Fannie Mae 2007-68 SC (IO)
6.44%	07/25/37	[3]	1,803,458	272,845
Fannie Mae 2008-47 PF
0.76%	06/25/38	[3]	953,464	962,580
Fannie Mae 2010-26 S (IO)
5.97%	11/25/36	[3]	4,067,670	519,407
Fannie Mae Pool 111643
3.08%	09/01/20	[3]	24,910	25,839
Fannie Mae Pool 190656
6.50%	02/01/14		106,720	116,342
Fannie Mae Pool 523829
8.00%	11/01/19		174,446	206,006
Fannie Mae Pool 555098
2.84%	11/01/32	[3]	101,318	106,012
Fannie Mae Pool 555177
2.43%	01/01/33	[3]	104,721	108,976
Fannie Mae Pool 555424
5.50%	05/01/33		1,002,445	1,078,372
Fannie Mae Pool 567002
8.00%	05/01/23		111,132	127,811
Fannie Mae Pool 646884
1.92%	05/01/32	[3]	7,201	7,360
Fannie Mae Pool 647903
1.90%	04/01/27	[3]	60,845	63,069
Fannie Mae Pool 648860
6.50%	05/01/17		525,782	576,010

See accompanying notes to Schedule of Portfolio Investments.

4 / N-Q Report December 2010

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 655127
7.00%	07/01/32		$37,584	$42,433
Fannie Mae Pool 655133
7.00%	08/01/32		42,910	48,467
Fannie Mae Pool 655151
7.00%	08/01/32		44,561	50,332
Fannie Mae Pool 754001
3.47%	12/01/33	[3]	413,936	427,792
Fannie Mae Pool 762525
6.50%	11/01/33		140,700	156,666
Fannie Mae Pool 770900
2.44%	04/01/34	[3]	434,351	455,056
Fannie Mae Pool 805268
1.89%	01/01/35	[3]	266,340	272,399
Fannie Mae Pool 893489
6.25%	09/01/36	[3]	381,581	408,888
Fannie Mae Pool AD0538
6.00%	05/01/24		829,826	901,561
Fannie Mae Pool AD0546
5.90%	11/01/37	[3]	339,427	359,660
Freddie Mac 1214 KA
1.14%	02/15/22	[3]	13,606	13,609
Freddie Mac 1526 L
6.50%	06/15/23		24,209	25,805
Freddie Mac 2043 CJ
6.50%	04/15/28		47,842	53,593
Freddie Mac 2368 AF
1.21%	10/15/31	[3]	859,829	873,963
Freddie Mac 2527 TI (IO)
6.00%	02/15/32		120,042	4,961
Freddie Mac 2561 BX (IO)
5.00%	05/15/17		150,910	4,336
Freddie Mac 2642 BW (IO)
5.00%	06/15/23		39,532	5,357
Freddie Mac 2657 LX (IO)
6.00%	05/15/18		169,737	14,929
Freddie Mac 2817 FA
0.76%	06/15/32	[3]	1,180,087	1,183,505
Freddie Mac 2877 MV
4.75%	12/15/28		321,649	326,749
Freddie Mac 2906 NX (IO)
5.24%	12/15/34	[3]	1,942,642	42,414
Freddie Mac 2945 LD
4.00%	02/15/35		885,537	917,672
Freddie Mac 2971 AB
5.00%	05/15/20		21,211	22,583
Freddie Mac 3345 FP
0.46%	11/15/36	[3]	405,615	404,955

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac 3345 PF
0.44%	05/15/36	[3]	$401,542	$399,969
Freddie Mac 3346 FA
0.49%	02/15/19	[3]	1,044,477	1,045,354
Freddie Mac 3626 MA
5.00%	02/15/30		965,679	1,024,981
Freddie Mac Gold C90237
6.50%	11/01/18		120,311	132,759
Freddie Mac Gold C90474
7.00%	08/01/21		162,222	184,842
Freddie Mac Gold D93410
6.50%	04/01/19		80,095	88,543
Freddie Mac Gold G13107
5.50%	07/01/20		1,046,477	1,131,503
Freddie Mac Gold O30092
5.50%	10/01/15		19,716	20,867
Freddie Mac Gold P20295
7.00%	10/01/29		61,161	66,655
Freddie Mac Non Gold Pool 1G2627
6.01%	03/01/37	[3]	448,419	472,181
Freddie Mac Non Gold Pool 1J1393
6.23%	10/01/36	[3]	510,850	537,507
Freddie Mac Non Gold Pool 1J1509
6.35%	11/01/36	[3]	491,010	517,966
Freddie Mac Non Gold Pool 1J1534
5.72%	03/01/37	[3]	801,277	849,225
Freddie Mac Non Gold Pool 775554
3.52%	10/01/18	[3]	5,599	5,621
Freddie Mac Non Gold Pool 782824
2.24%	11/01/34	[3]	590,439	610,286
Freddie Mac Non Gold Pool 865369
4.86%	06/01/22	[3]	4,385	4,618
Ginnie Mae 2003-28 LI (IO)
5.50%	02/20/32		106,630	6,859
Ginnie Mae 2004-2 FW
1.66%	01/16/34	[3]	332,892	361,786
Ginnie Mae 2004-41 IE (IO)
5.50%	05/20/30		389,752	5,231
Ginnie Mae II Pool 80546
3.00%	10/20/31	[3]	37,818	38,908
Ginnie Mae II Pool 80610
3.38%	06/20/32	[3]	451,776	466,099
Ginnie Mae II Pool 80614
2.63%	07/20/32	[3]	59,355	60,797
Ginnie Mae II Pool 80687
3.50%	04/20/33	[3]	262,122	270,683
Ginnie Mae II Pool 8339
3.13%	12/20/23	[3]	67,403	69,393

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2010 / 5

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool 8684
2.63%	08/20/25	[3]	$99,651	$102,072
National Credit Union Administration Guaranteed Notes 2010-R1 A1
0.72%	10/07/20	[3]	1,290,821	1,289,208
National Credit Union Administration Guaranteed Notes 2010-R2 1A
0.64%	11/06/17	[3]	1,306,244	1,305,839
National Credit Union Administration Guaranteed Notes 2010-R2 2A
0.74%	11/05/20	[3]	656,948	653,971
National Credit Union Administration Guaranteed Notes 2010-R3 1A
0.83%	12/08/20	[3]	390,000	389,513
National Credit Union Administration Guaranteed Notes 2010-R3 2A
0.83%	12/08/20	[3]	330,000	329,587

				28,545,194

Total Mortgage-Backed
(Cost $65,329,782)				59,789,976

MUNICIPAL BONDS — 1.17%*
Illinois — 0.26%
State of Illinois, Pension Funding G.O., Taxable
4.07%	01/01/14		250,000	252,390

Kentucky — 0.91%
Kentucky Asset Liability Commission General Fund Revenue Bonds
0.84%	04/01/11		900,000	899,721

Total Municipal Bonds
(Cost $1,148,551)				1,152,111

U.S. TREASURY SECURITIES — 1.63%
U.S. Treasury Notes — 1.63%
U.S. Treasury Notes
1.00%	08/31/11		1,175,000	1,181,105
U.S. Treasury Notes - Treasury Inflation Indexed Notes
3.50%	01/15/11	[10]	335,000	421,537

Total U.S. Treasury Securities
(Cost $1,602,049)				1,602,642

Total Bonds – 80.91%
(Cost $85,306,874)				79,620,802

Issues	Maturity Date	Shares/ Principal Amount	Value
SHORT-TERM INVESTMENTS — 17.63%
Commercial Paper — 1.48%
Deutsche Bank AG
0.25%[11]	01/27/11	$945,000	$944,843
UBS Finance Corp.
0.23%[11]	02/22/11	510,000	509,795

Money Market Fund — 14.72%
BlackRock Liquidity Funds TempFund Portfolio
0.18%[12]		4,278,000	4,278,000
Dreyfus Cash Advantage Fund
0.19%[12]		4,345,000	4,345,000
DWS Money Market Series-Institutional
0.17%[12]		288,000	288,000
Fidelity Institutional Money Market Funds - Prime Money Market Portfolio
0.17%[12]		4,345,000	4,345,000
Goldman Sachs Financial Square Funds - Prime Obligations Fund
0.13%[12,13]		1,235,000	1,235,000

U.S. Treasury Bills — 1.43%
U.S. Treasury Bills
0.10%[11]	02/10/11	529,000	528,955
0.10%[11]	02/10/11	275,000	274,974
0.10%[11]	02/10/11	600,000	599,928

Total Short-Term Investments
(Cost $17,349,541)			17,349,495

Total Investments – 98.54%

(Cost $102,656,415)[1]			96,970,297

Cash and Other Assets, Less Liabilities – 1.46%			1,432,648

Net Assets – 100.00%			$98,402,945

Expiration Date	Credit Rating[a]	Premiums Paid/ Received	Notional Amount (000’s)[b]	Appreciation	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) - SINGLE ISSUES

The Fund receives a fixed rate equal to 4.00% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the Berkshire Hathaway, Inc., 4.63%, due 10/15/13. Counterparty: Barclays Capital, Inc.

03/20/11	AAA	$–	$500	$4,600	$4,600

		$–	$500	$4,600	$4,600

See accompanying notes to Schedule of Portfolio Investments.

6 / N-Q Report December 2010

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2010 (Unaudited)

Expiration Date	Premiums (Received)	Notional Amount (000’s) [b]	Appreciation	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) - TRADED INDICES

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Barclays Capital, Inc.

01/25/38	$(1,409,636)	$2,362	$157,318	$(1,252,318)

	$(1,409,636)	$2,362	$157,318	$(1,252,318)

[a]	Using Standard & Poor’s rating of the issuer.
[b]

The maximum potential payment the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

[c]

The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period-end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes:

[1]	Cost for federal income tax purposes is $102,681,155 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$5,513,189
Gross unrealized depreciation	(11,224,048)

Net unrealized depreciation	$(5,710,859)

[2]	U.S. dollar-denominated security issued by foreign-domiciled entity.
[3]	Floating rate security. The rate disclosed is that in effect at December 31, 2010.

[4]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at December 31, 2010, was $3,174,185, representing 3.23% of total net assets.

[5]	Security is currently in default with regard to scheduled interest or principal payments.
[6]	Non-income producing security.
[7]	Expected maturity date.
[8]	Non-Rule 144A securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of Total Net Assets
02/04/09	HCA Term Loan A, 1.55%, 11/17/12	$598,754	$632,133	0.64%

[9]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $67,822, which is 0.07% of total net assets.
[10]	Inflation protected security. Principal amount reflects original security face amount.
[11]	Represents annualized yield at date of purchase.
[12]	Represents the current yield as of December 31, 2010.
[13]	Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $1,235,000.

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

(G.O.): General Obligation

(IO): Interest only

(MTN): Medium-term note

(STEP): Step coupon bond

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2010 / 7

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 92.20%
ASSET-BACKED SECURITIES — 2.80%**
Aerco Ltd. 2A A4 (United Kingdom)
0.78%	07/15/25	[2,3,4]	$3,489,420	$3,268,169
Aircastle Aircraft Lease Backed Trust 2007-1A G1
0.53%	06/14/37	3,4,†	5,329,661	4,743,390
Babcock & Brown Air Funding I Ltd. 2007-1A G1 (Bermuda)
0.56%	11/14/33	2,3,4,†	6,618,689	5,609,328
Castle Trust 2003-1AW A1
1.01%	05/15/27	3,4,†	2,890,621	2,485,929
Discover Card Master Trust 2009-A2 A
1.56%	02/17/15	[3]	2,400,000	2,435,081
First Alliance Mortgage Loan Trust 1994-3 A1
7.83%	10/25/25		1,387	1,323
GE Corporate Aircraft Financing LLC 2005-1A B
0.91%	08/26/19	4,†	1,462,500	1,276,027
GE Corporate Aircraft Financing LLC 2005-1A C
1.56%	08/26/19	3,4,†	5,000,000	4,337,492
GE SeaCo Finance SRL 2004-1A A (Barbados)
0.56%	04/17/19	[2,3,4]	2,216,667	2,131,050
GE SeaCo Finance SRL 2005-1A A (Barbados)
0.51%	11/17/20	[2,3,4]	6,234,333	5,776,742
Genesis Funding Ltd. 2006-1A G1 (Bermuda)
0.50%	12/19/32	2,3,4,†	8,359,226	7,272,500
Green Tree Recreational Equipment & Consumer Trust 1996-D Certificates
7.24%	12/15/22		78,428	56,231
GSC Partners Gemini Fund Ltd. 1A A (Cayman Islands)
0.94%	10/10/14	2,3,4,†	506,615	488,883
Pegasus Aviation Lease Securitization 2000-1 B1
8.08%	03/25/30	[4,5,6]	8,806,150	2,810
TAL Advantage LLC 2010-2A A
4.30%	10/20/25	[4]	3,495,750	3,587,416
Terwin Mortgage Trust 2005-9HGS A1
4.00%	08/25/35	[3,4]	255,120	248,694
Textainer Marine Containers Ltd. 2005-1A A (Bermuda)
0.51%	05/15/20	[2,3,4]	2,142,083	2,041,716
Triton Container Finance LLC 2006-1A
0.43%	11/26/21	[3,4]	4,999,583	4,633,693
Triton Container Finance LLC 2007-1A
0.40%	02/26/19	[3,4]	3,216,146	3,044,206

Total Asset-Backed Securities
(Cost $62,205,656)				53,440,680

Issues	Maturity Date		Principal Amount	Value
CORPORATES — 24.81%*
Banking — 4.69%
Ally Financial, Inc.
2.50%	12/01/14	[3]	$1,424,000	$1,297,620
Bank of America Corp. L (MTN)
5.65%	05/01/18		300,000	306,988
Bank of America N.A.
0.60%	06/15/17	[3]	2,500,000	2,173,983
BankAmerica Capital III
0.86%	01/15/27	[3]	2,881,000	2,055,611
BankAmerica Institutional Capital A
8.07%	12/31/26	[4]	5,250,000	5,322,187
Capital One Financial Corp.
7.38%	05/23/14		5,000,000	5,693,970
City National Corp.
5.13%	02/15/13		8,000,000	8,376,576
Credit Suisse/Guernsey 1 (Switzerland)
0.98%	05/29/49	[2,3]	8,390,000	6,219,087
Credit Suisse/New York (MTN) (Switzerland)
3.45%	07/02/12	[2]	1,825,000	1,892,914
5.00%	05/15/13	[2]	11,000,000	11,845,735
Deutsche Bank AG/London G (MTN) (Germany)
4.88%	05/20/13	[2]	7,640,000	8,196,444
JPMorgan Chase & Co.
4.75%	05/01/13		30,000	32,137
JPMorgan Chase & Co. C (MTN)
0.77%	07/23/13	[3]	1,500,000	1,460,850
Nationsbank Capital Trust II
7.83%	12/15/26		3,200,000	3,224,000
Nationsbank Capital Trust III
0.84%	01/15/27	[3]	7,650,000	5,431,500
Royal Bank of Scotland Plc (The) (United Kingdom)
4.88%	03/16/15	[2]	7,117,000	7,287,018
Royal Bank of Scotland Plc (The) 2 (United Kingdom)
3.40%	08/23/13	[2]	1,750,000	1,768,883
UBS AG (Switzerland)
2.25%	08/12/13	[2]	5,750,000	5,802,716
Wachovia Corp. (MTN)
5.50%	05/01/13		5,655,000	6,157,136
Westpac Banking Corp. (Australia)
2.10%	08/02/13	[2]	5,000,000	5,053,940

				89,599,295

Communications — 0.99%
Cellco Partnership/Verizon Wireless Capital LLC (WI)
3.75%	05/20/11		5,440,000	5,507,205
Qwest Corp.
7.88%	09/01/11		8,995,000	9,287,337

See accompanying notes to Schedule of Portfolio Investments.

8 / N-Q Report December 2010

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
Telecom Italia Capital SA (Luxembourg)
6.20%	07/18/11	[2]	$4,060,000	$4,167,180

				18,961,722

Electric — 1.31%
Cedar Brakes I LLC
8.50%	02/15/14	[4]	1,772,066	1,873,229
Cedar Brakes II LLC
9.88%	09/01/13	[4]	5,220,242	5,554,434
FPL Energy National Wind Portfolio LLC
6.13%	03/25/19	[4]	101,334	96,338
KCP&L Greater Missouri Operations Co.
7.95%	02/01/11		2,500,000	2,512,605
11.88%	07/01/12		7,149,000	8,111,985
Mirant Mid Atlantic Pass-Through Trust A
8.63%	06/30/12		2,497,607	2,541,315
W3A Funding Corp.
8.09%	01/02/17		4,332,070	4,386,810

				25,076,716

Energy — 1.41%
Allis-Chalmers Energy, Inc.
9.00%	01/15/14		450,000	459,000
Aquila Canada Finance Corp. (Canada)
7.75%	06/15/11	[2]	1,835,000	1,886,318
Comstock Resources, Inc.
6.88%	03/01/12		150,000	150,563
El Paso Pipeline Partners Operating Co. LLC
4.10%	11/15/15		3,000,000	2,984,781
Florida Gas Transmission, Co. LLC
4.00%	07/15/15	[4]	3,500,000	3,616,315
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%	11/01/15	[4]	575,000	596,563
Massey Energy Co.
6.88%	12/15/13		375,000	381,563
OPTI Canada, Inc. (Canada)
7.88%	12/15/14	[2]	250,000	176,250
Premcor Refining Group, Inc. (The)
6.13%	05/01/11		8,000,000	8,124,152
Sabine Pass LNG LP
7.25%	11/30/13		2,250,000	2,199,375
Sonat, Inc.
7.63%	07/15/11		350,000	360,276
Tennessee Gas Pipeline Co.
8.00%	02/01/16		5,173,000	6,029,090

				26,964,246

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance — 10.78%
Bear Stearns Cos., Inc. (The) (MTN)
6.95%	08/10/12		$10,000,000	$10,892,548
Cantor Fitzgerald LP
6.38%	06/26/15	[4]	3,675,000	3,719,350
Chase Capital II B
0.79%	02/01/27	[3]	6,655,000	5,190,900
Citigroup, Inc.
5.30%	10/17/12		1,424,000	1,508,718
5.50%	04/11/13		11,034,000	11,755,613
5.50%	10/15/14		3,510,000	3,785,075
6.38%	08/12/14		10,500,000	11,657,978
Countrywide Financial Corp. (MTN)
5.80%	06/07/12		5,660,000	6,009,200
General Electric Capital Corp.
1.88%	09/16/13		2,200,000	2,205,230
General Electric Capital Corp. (MTN)
0.44%	06/20/14	[3]	3,500,000	3,393,631
0.67%	05/05/26	[3]	6,300,000	5,246,615
General Electric Capital Corp. A (MTN)
0.56%	09/15/14	[3]	10,169,000	9,869,015
General Electric Capital Corp. E (MTN)
0.41%	03/20/14	[3]	5,500,000	5,241,159
General Electric Capital Corp. G (MTN)
0.47%	06/01/12	[3]	12,605,000	12,659,000
Goldman Sachs Group, Inc. (The)
0.75%	03/22/16		800,000	756,522
0.79%	01/12/15	[3]	2,500,000	2,419,055
1.06%	12/05/11	[3]	10,970,000	11,058,407
5.13%	01/15/15		583,000	626,937
5.45%	11/01/12		8,000,000	8,562,653
6.15%	04/01/18		3,500,000	3,859,856
International Lease Finance Corp.
6.50%	09/01/14	[4]	8,400,000	8,862,000
JPMorgan Chase Capital XIII M
1.25%	09/30/34	[3]	2,465,000	1,922,700
JPMorgan Chase Capital XXI U
1.24%	02/02/37	[3]	3,250,000	2,470,000
Lehman Brothers Holdings, Inc. (MTN)
0.00%	06/20/16	[3,5,6]	4,835,000	1,112,050
8.92%	02/16/17	[5,6]	4,198,000	965,540
11.00%	11/07/16	[3,5,6]	6,776,000	1,558,480
MBNA Capital A
8.28%	12/01/26		1,074,000	1,095,480
MBNA Capital B
1.09%	02/01/27	[3]	2,891,000	2,052,610
Merrill Lynch & Co., Inc. (MTN)
8.68%	05/02/17	[3]	30,000	32,100
8.95%	05/18/17	[3]	30,000	32,250
9.57%	06/06/17	[3]	5,184,000	5,702,400

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2010 / 9

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
Morgan Stanley
0.54%	01/18/11	[3]	$4,405,000	$4,405,423
0.57%	02/10/12	[3]	18,310,000	18,378,955
0.65%	06/20/12	[3]	9,655,000	9,710,810
0.77%	10/15/15	[3]	2,830,000	2,656,419
4.20%	11/20/14		750,000	766,907
6.00%	05/13/14		1,325,000	1,432,188
Morgan Stanley 1
1.15%	12/01/11	[3]	4,115,000	4,149,813
Morgan Stanley G (MTN)
0.59%	01/09/14	[3]	1,405,000	1,356,698
5.63%	01/09/12		5,000,000	5,248,185
Power Receivable Finance LLC
6.29%	01/01/12	[4]	568,764	569,212
6.29%	01/01/12		597,000	605,521
Prudential Holdings LLC (AGM)
1.18%	12/18/17	[3,4]	10,665,000	9,280,342
Woodbourne Capital Trust I
2.73%	04/08/49	[4,7]	1,000,000	410,000
Woodbourne Capital Trust II
2.73%	04/08/49	[4,7]	1,000,000	410,000
Woodbourne Capital Trust IV
2.73%	04/08/49	[4,7]	1,000,000	410,000

				206,013,545

Health Care — 0.49%
Boston Scientific Corp.
5.45%	06/15/14		1,123,000	1,192,793
CHS/Community Health Systems, Inc.
8.88%	07/15/15		250,000	262,500
UnitedHealth Group, Inc.
4.88%	02/15/13		7,348,000	7,826,943

				9,282,236

Insurance — 1.51%
Berkshire Hathaway, Inc.
0.72%	02/11/13	[3]	5,475,000	5,505,589
Farmers Insurance Exchange
6.00%	08/01/14	[4]	6,315,000	6,689,033
Metropolitan Life Global Funding I
2.20%	06/10/11	[3,4]	2,000,000	2,017,022
2.88%	09/17/12	[4]	2,810,000	2,883,014
5.13%	04/10/13	[4]	4,550,000	4,901,701
5.13%	06/10/14	[4]	3,230,000	3,516,197
Nationwide Mutual Insurance Co.
5.81%	12/15/24	[3,4]	3,550,000	3,210,531

				28,723,087

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Materials — 0.01%
Lyondell Chemical Co.
11.00%	05/01/18		$93,569	$106,435

Real Estate Investment Trust (REIT) — 2.65%
AvalonBay Communities, Inc. (MTN)
6.13%	11/01/12		1,057,000	1,142,124
Duke Realty LP
5.88%	08/15/12		956,000	1,006,228
6.25%	05/15/13		9,000,000	9,676,413
HCP, Inc.
6.45%	06/25/12		4,000,000	4,221,296
HCP, Inc. (MTN)
6.30%	09/15/16		7,600,000	8,196,691
Health Care REIT, Inc.
4.70%	09/15/17		6,875,000	6,859,339
Healthcare Realty Trust, Inc.
6.50%	01/17/17		2,375,000	2,562,862
Kimco Realty Corp. C (MTN)
5.19%	10/01/13		6,000,000	6,411,644
Liberty Property LP
5.13%	03/02/15		4,180,000	4,459,805
Shurgard Storage Centers LLC
7.75%	02/22/11		1,500,000	1,515,768
WEA Finance LLC/WT Finance
7.50%	06/02/14	[4]	4,000,000	4,579,047

				50,631,217

Services — 0.02%
Mobile Mini, Inc.
6.88%	05/01/15		375,000	382,500

Transportation — 0.95%
American Airlines Pass-Through Trust 2001-02
6.98%	04/01/11	[8]	3,822	3,859
Continental Airlines Pass-Through Trust 1997-4 A
6.90%	01/02/18		181,311	192,643
Delta Air Lines, Inc. 2001 A1
6.62%	03/18/11		2,265,088	2,276,413
Delta Air Lines, Inc. 2001 A2
7.11%	09/18/11		8,751,000	9,035,407
Northwest Airlines, Inc. 2001 1 A2
6.84%	04/01/11		1,500,000	1,515,000
UAL Pass-Through Trust 2009-1
10.40%	11/01/16		4,501,509	5,187,989

				18,211,311

Total Corporates
(Cost $467,036,275)				473,952,310

See accompanying notes to Schedule of Portfolio Investments.

10 / N-Q Report December 2010

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS — 0.51%*
Communications — 0.06%
Charter Communications, Inc. Term Loan 3rd Lien
2.76%	09/06/14	[3,9]	$500,000	$483,229
Dex Media West LLC Term Loan
7.00%	10/24/14	[3,9]	747,492	683,155

				1,166,384

Electric — 0.02%
TXU Energy Term Loan B3
3.76%	10/10/14	[3,9]	483,750	374,164

Health Care — 0.31%
HCA Term Loan A
1.55%	11/17/12	[3,9]	6,081,382	6,000,616

Insurance — 0.01%
Asurion Corp. Term Loan
3.27%	07/07/14	[3,9]	246,875	234,878

Services — 0.04%
Cengage Learning Term Loan B
2.55%	07/03/14	[3,9]	725,625	684,355

Transportation — 0.07%
Delta Air Lines, Inc. Term Loan 1st Lien
1.95%	04/30/12	[3,9]	960,102	944,100
United Air Lines, Inc.
2.31%	02/01/14	[3,9]	343,611	332,497

				1,276,597

Total Bank Loans
(Cost $9,711,222)				9,736,994

MORTGAGE-BACKED — 48.27%**
Commercial Mortgage-Backed — 8.18%
Bayview Commercial Asset Trust 2005-1A A1
0.56%	04/25/35	[3,4]	1,073,212	870,366
Bayview Commercial Asset Trust 2005-2A A1
0.57%	08/25/35	[3,4]	566,204	441,782
Bayview Commercial Asset Trust 2006-3A A1
0.51%	10/25/36	[3,4]	4,777,371	3,186,482
Bayview Commercial Asset Trust 2007-1 A1
0.48%	03/25/37	[3,4]	138,057	109,965
Bayview Commercial Asset Trust 2007-3 A1
0.50%	07/25/37	[3,4]	654,254	505,762
Bear Stearns Commercial Mortgage Securities 2002-PBW1 A2
4.72%	11/11/35		6,240,000	6,490,960
Bear Stearns Commercial Mortgage Securities 2007-T28 AAB
5.75%	09/11/42		5,247,000	5,632,933

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Bear Stearns Commercial Mortgage Securities, Inc. 2003-T12 A4
4.68%	08/13/39	[3]	$7,195,000	$7,597,183
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A4A
5.14%	10/12/42	[3]	7,620,000	8,219,786
Credit Suisse First Boston Mortgage Securities Corp. 2002-CKS4 A2
5.18%	11/15/36		7,975,000	8,318,514
Credit Suisse First Boston Mortgage Securities Corp. 2004-C5 A2
4.18%	11/15/37		2,619,008	2,616,817
Credit Suisse First Boston Mortgage Securities, Corp. 2002-CP3 A3
5.60%	07/15/35		8,965,000	9,396,706
First Union National Bank-Bank of America Commercial Mortgage Trust 2001-C1 A2
6.14%	03/15/33		770,582	769,917
GE Capital Commercial Mortgage Corp. 2001-2 A4
6.29%	08/11/33		13,284,413	13,463,480
GE Capital Commercial Mortgage Corp. 2002-1A A3
6.27%	12/10/35		3,054,473	3,182,887
GE Capital Commercial Mortgage Corp. 2005-C4 A3A
5.32%	11/10/45	[3]	2,235,000	2,349,557
GMAC Commercial Mortgage Securities, Inc. 2001-C2 A2
6.70%	04/15/34		4,852,353	4,884,187
GMAC Commercial Mortgage Securities, Inc. 2004-C1 A4
4.91%	03/10/38		410,000	433,621
Greenwich Capital Commercial Funding Corp. 2004-GG1 A7
5.32%	06/10/36	[3]	7,355,000	7,939,183
Greenwich Capital Commercial Funding Corp. 2006-GG7 A4
5.88%	07/10/38	[3]	5,955,000	6,504,888
JPMorgan Chase Commercial Mortgage Securities Corp. 2001-CIB3 A3
6.47%	11/15/35		8,970,677	9,212,058
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-CB19 A4
5.74%	02/12/49	[3]	1,918,000	2,040,747
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD12 A4
5.88%	02/15/51	[3]	1,375,000	1,458,108
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LDPX A3
5.42%	01/15/49		1,610,000	1,677,047

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2010 / 11

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
LB-UBS Commercial Mortgage Trust 2001-C2 A2
6.65%	11/15/27		$2,405,156	$2,410,782
Merrill Lynch Mortgage Trust 2002-MW1 A4
5.62%	07/12/34		8,375,000	8,714,219
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 A3
5.17%	12/12/49	[3]	4,840,000	5,016,735
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-7 A4
5.75%	06/12/50	[3]	3,895,000	4,020,052
Morgan Stanley Capital I 2005-T19 A4A
4.89%	06/12/47		405,000	431,031
Morgan Stanley Capital I 2007-IQ16 A4
5.81%	12/12/49		2,570,000	2,750,266
Morgan Stanley Capital I 2007-T27 A4
5.65%	06/11/42	[3]	265,000	288,198
Morgan Stanley Dean Witter Capital I 2001-TOP3 A4
6.39%	07/15/33		3,738,477	3,793,043
TIAA Seasoned Commercial Mortgage Trust 2007-C4 A3
6.05%	08/15/39	[3]	10,500,000	11,551,745
Wachovia Bank Commercial Mortgage Trust 2002-C1 A4
6.29%	04/15/34		9,537,000	9,967,167
Wachovia Bank Commercial Mortgage Trust 2004-C10 A3
4.39%	02/15/41		86,376	87,228

				156,333,402

Non-Agency Mortgage-Backed — 20.96%
ABFS Mortgage Loan Trust 2002-2 A7 (STEP)
5.72%	07/15/33		13,206	13,196
Accredited Mortgage Loan Trust 2007-1 A4
0.48%	02/25/37		12,000,000	6,302,406
Adjustable Rate Mortgage Trust 2005-1 1A1
3.35%	05/25/35	[3]	9,950,466	7,869,646
American Home Mortgage Assets 2007-2 A1
0.39%	03/25/47	[3]	20,231,784	12,433,168
American Home Mortgage Assets 2007-4 A2
0.45%	08/25/37	[3]	21,418,602	15,524,385
American Home Mortgage Investment Trust 2004-2 2A
2.27%	02/25/44	[3]	13,236,443	11,996,822
Amresco Residential Securities Mortgage Loan Trust 1998-1 A5 (STEP)
7.57%	10/25/27		38,555	40,318
Banc of America Funding Corp. 2007-5 3A1
6.00%	07/25/37		9,278,784	7,108,977

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Banc of America Funding Corp. 2007-8 2A1
7.00%	10/25/37		$8,515,488	$6,500,455
Banco de Credito Y Securitizacion SA 2001-1 AF (Argentina)
8.00%	05/31/10	[2,4,7]	399,399	31,952
Bear Stearns Asset Backed Securities Trust 2000-2 M2 (STEP)
8.28%	08/25/30		2,660,885	2,596,986
Bear Stearns Mortgage Funding Trust 2006-AR3 2A1
0.46%	11/25/36	[3]	12,775,245	7,827,284
Bear Stearns Mortgage Funding Trust 2007-AR4 2A1
0.47%	06/25/37	[3]	15,716,089	9,761,003
BHN I Mortgage Fund 2000-1 AF (Argentina)
8.00%	03/31/11	[2,4,7]	9,000	887
BlackRock Capital Finance LP 1997-R2 AP
1.21%	12/25/35	[3,4,7]	14,580	14,588
Carrington Mortgage Loan Trust 2004-NC2 M1
0.95%	08/25/34	[3]	218,633	153,845
Carrington Mortgage Loan Trust 2007-FRE1 A3
0.52%	02/25/37	[3]	14,875,000	6,487,761
Chase Funding Mortgage Loan Asset-Backed Certificates 2002-2 2M1
1.16%	02/25/32	[3]	748,923	397,673
Chase Mortgage Finance Corp. 2007-A2 2A3
3.06%	07/25/37	[3]	10,801,947	10,475,204
Chevy Chase Mortgage Funding Corp. 2005-2A A1
0.44%	05/25/36	[3,4]	3,120,507	2,088,524
Chevy Chase Mortgage Funding Corp. 2005-AA B2
0.88%	01/25/36	[3,4]	693,427	245,810
Citigroup Mortgage Loan Trust, Inc. 2004-HYB1 A41
5.00%	02/25/34	[3]	461,474	457,089
Citigroup Mortgage Loan Trust, Inc. 2006-AMC1 A2B
0.42%	09/25/36	[3]	6,941,836	3,258,366
Citigroup Mortgage Loan Trust, Inc. 2007-WFH1 A2
0.36%	01/25/37	[3]	159,714	154,691
Citigroup Mortgage Loan Trust, Inc. 2007-WFH2 A3
0.44%	03/25/37	[3]	150,000	92,680
Citigroup Mortgage Loan Trust, Inc. 2007-WFH4 A2C
1.56%	07/25/37	[3]	90,000	39,389

See accompanying notes to Schedule of Portfolio Investments.

12 / N-Q Report December 2010

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Citigroup Mortgage Loan Trust, Inc. 2007-WFH4 M1
1.91%	07/25/37	[3]	$8,520,000	$2,239,238
Conseco Finance 2001-D A5
6.19%	11/15/32	[3]	358,571	367,071
Conseco Financial Corp. 1994-1 A5
7.65%	04/15/19		336,481	350,467
Conseco Financial Corp. 1998-2 A5
6.24%	12/01/28	[3]	32,391	32,133
Countrywide Alternative Loan Trust 2005-27 2A1
1.68%	08/25/35	[3]	2,279,159	1,272,900
Countrywide Alternative Loan Trust 2005-51 2A2A
0.55%	11/20/35	[3]	31,628	31,180
Countrywide Alternative Loan Trust 2005-59 1A1
0.59%	11/20/35	[3]	9,580,447	5,913,373
Countrywide Alternative Loan Trust 2005-72 A1
0.53%	01/25/36	[3]	835,645	573,266
Countrywide Alternative Loan Trust 2006-46 A4
6.00%	02/25/47		7,215,994	5,837,553
Countrywide Alternative Loan Trust 2006-OA12 A2
0.47%	09/20/46	[3]	4,763,764	2,054,452
Countrywide Asset-Backed Certificates 2007-11 2A1
0.32%	06/25/47	[3]	286,646	280,114
Countrywide Asset-Backed Certificates 2007-4 A1A
0.38%	09/25/37	[3]	3,919,181	3,791,108
Countrywide Asset-Backed Certificates 2007-7 2A1
0.34%	10/25/47	[3]	252,998	247,278
Countrywide Home Loan Mortgage Pass-Through Trust 2004-14 4A1
5.02%	08/25/34	[3]	101,821	101,233
Credit-Based Asset Servicing and Securitization LLC 2005-CB7 AF3 (STEP)
5.55%	11/25/35		1,730,237	1,705,774
Credit-Based Asset Servicing and Securitization LLC 2006-CB1 AF2 (STEP)
5.24%	01/25/36		2,788,080	1,899,449
Credit-Based Asset Servicing and Securitization LLC 2006-CB9 A4
0.49%	11/25/36	[3]	6,000,000	2,575,713
Credit-Based Asset Servicing and Securitization LLC 2007-CB2 A2B (STEP)
4.88%	02/25/37		20,580,000	16,535,913

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit-Based Asset Servicing and Securitization LLC 2007-CB5 A1
0.32%	04/25/37	[3]	$2,533,204	$1,789,253
DLJ Mortgage Acceptance Corp. 1996-QA S (IO)
3.26%	01/25/26	[3,4,7]	96,568	60
Downey Savings & Loan Association Mortgage Loan Trust 2005-AR2 2A1A
0.47%	03/19/45	[3]	3,643,042	2,477,950
Downey Savings & Loan Association Mortgage Loan Trust 2006-AR1 2A1A
1.27%	04/19/47	[3]	83,993	57,427
First Horizon Alternative Mortgage Securities 2004-AA3 A1
2.55%	09/25/34	[3]	34,397	29,034
First Union Home Equity Loan Trust 1997-3 B
7.39%	03/25/29		39,911	5,990
GMAC Mortgage Corp. Loan Trust 2000-HE2 A1
0.70%	06/25/30	[3]	2,023,812	1,155,217
Green Tree Home Improvement Loan Trust 1997-E HEB1
7.53%	01/15/29		2,707,194	2,674,395
GSAA Trust 2006-9 A4A
0.50%	06/25/36	[3]	12,388,339	6,081,504
Harborview Mortgage Loan Trust 2006-3 2A1A
5.89%	06/19/36	[3]	2,823,052	1,728,207
Harborview Mortgage Loan Trust 2007-2 2A1A
0.42%	05/25/38	[3]	14,610,440	9,035,417
Home Equity Mortgage Trust 2006-1 A1B
0.39%	05/25/36	[3]	663,870	612,471
HSBC Home Equity Loan Trust 2005-3 M1
0.68%	01/20/35	[3]	3,999,646	3,609,178
HSBC Home Equity Loan Trust 2006-3 A4
0.50%	03/20/36	[3]	8,680,000	7,369,246
HSBC Home Equity Loan Trust 2007-1 AS
0.46%	03/20/36	[3]	9,934,507	9,022,382
HSI Asset Securitization Corp. Trust 2006-OPT2 2A3
0.45%	01/25/36	[3]	2,153,451	2,016,720
Impac CMB Trust 2005-5 A1
0.58%	08/25/35	[3]	5,195,926	4,023,520
IndyMac Index Mortgage Loan Trust 2004-AR12 A1
0.65%	12/25/34	[3]	610,701	390,417
IndyMac Index Mortgage Loan Trust 2004-AR8 2A2A
0.66%	11/25/34	[3]	2,241,293	1,535,788

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2010 / 13

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
JPMorgan Mortgage Acquisition Corp. 2005-FRE1 A2F3 (STEP)
4.34%	10/25/35		$2,691,357	$2,599,633
JPMorgan Mortgage Acquisition Corp. 2007-CH1 AF2 (STEP)
5.45%	10/25/36		9,862,920	9,875,974
JPMorgan Mortgage Acquisition Corp. 2007-CH2 AF2 (STEP)
5.48%	01/25/37		15,300,000	13,017,546
JPMorgan Mortgage Acquisition Corp. 2007-CH5 A2
0.31%	05/25/37	[3]	2,174,214	2,101,874
JPMorgan Mortgage Acquisition Corp. 2007-HE1 AV4
0.54%	03/25/47	[3]	50,000	24,438
JPMorgan Mortgage Trust 2005-A3 5A3
2.81%	06/25/35	[3]	141,390	117,737
Lehman ABS Manufactured Housing Contract Trust 2001-B AIOC (IO)
0.55%	05/15/41	[3,7]	337,304,039	4,973,278
Lehman XS Trust 2006-GP1 A4A
0.59%	05/25/46	[3]	11,753,812	3,094,815
Long Beach Mortgage Loan Trust 2005-1 M1
0.76%	02/25/35	[3]	4,095,745	4,027,068
MASTR Adjustable Rate Mortgages Trust 2003-6 4A2
5.18%	01/25/34	[3]	116,971	110,945
MASTR Adjustable Rate Mortgages Trust 2004-1 2A1
4.49%	01/25/34	[3]	263,440	241,454
MASTR Adjustable Rate Mortgages Trust 2004-5 3A1
2.84%	06/25/34	[3]	268,900	224,852
MASTR Adjustable Rate Mortgages Trust 2004-9 1A4
0.86%	11/25/34	[3]	4,746,542	4,589,436
MASTR Asset Backed Securities Trust 2007-HE1 A3
0.47%	05/25/37	[3]	55,000	26,801
MASTR Seasoned Securities Trust 2004-1 4A1
2.99%	10/25/32	[3]	828,635	798,728
Merrill Lynch Alternative Note Asset 2007-AF1 AV1
5.30%	06/25/37	[3]	7,369,400	4,244,307
Merrill Lynch First Franklin Mortgage Loan Trust 2007-3 A2C
0.44%	06/25/37	[3]	19,057,200	9,138,404
Mid-State Trust 2004-1 B
8.90%	08/15/37		910,042	863,962
Mid-State Trust 2006-1 A
5.79%	10/15/40	[4]	9,165,261	8,649,924

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Morgan Stanley ABS Capital I 2004-NC2 M2
2.06%	12/25/33	[3]	$183,365	$81,222
Morgan Stanley ABS Capital I 2004-NC7 M2
0.88%	07/25/34		13,000,000	11,557,404
Morgan Stanley Mortgage Loan Trust 2007-10XS A18
6.00%	07/25/47	[3]	12,614,140	9,590,859
Nationstar Home Equity Loan Trust 2007-A AV1
0.32%	03/25/37	[3]	13	13
Nationstar Home Equity Loan Trust 2007-A AV4
0.49%	03/25/37	[3]	5,928,000	3,722,242
Nationstar Home Equity Loan Trust 2007-B 2AV1
0.38%	04/25/37	[3]	231,954	227,175
Nationstar Home Equity Loan Trust 2007-C 2AV1
0.32%	06/25/37	[3]	32,626	32,086
Nationstar Home Equity Loan Trust 2007-C 2AV3
0.44%	06/25/37	[3]	7,807,200	4,900,693
Park Place Securities, Inc. 2004-MHQ1 M1
0.96%	12/25/34	[3]	8,987,594	8,690,267
Popular ABS Mortgage Pass-Through Trust 2007-A A3
0.57%	06/25/47	[3]	70,000	34,763
Residential Asset Mortgage Products, Inc. 2004-SL4 A3
6.50%	07/25/32		2,274,042	2,310,669
Residential Asset Mortgage Products, Inc. 2005-SL1 A5
6.50%	05/25/32		4,428,763	4,162,627
Residential Asset Securities Corp. 2005-KS12 A2
0.51%	01/25/36	[3]	7,611,590	7,281,875
Residential Funding Mortgage Securities II, Inc. 2000-HI1 AI7 (STEP)
8.79%	02/25/25		8,175	8,213
Resmae Mortgage Loan Trust 2006-1 A1B
0.53%	02/25/36	[3,4]	2,042,576	175,853
SG Mortgage Securities Trust 2006-FRE1 A1B
0.53%	02/25/36	[3]	1,629,339	1,054,292
Soundview Home Equity Loan Trust 2006-OPT1 2A4
0.53%	03/25/36	[3]	7,300,000	4,476,787
Soundview Home Equity Loan Trust 2006-WF2 A2C
0.40%	12/25/36	[3]	12,000,000	10,378,786

See accompanying notes to Schedule of Portfolio Investments.

14 / N-Q Report December 2010

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Specialty Underwriting & Residential Finance 2005-AB1 A1C
0.60%	03/25/36	[3]	$6,268,371	$6,058,328
Structured Asset Mortgage Investments, Inc. 2005-AR7 1A1
2.64%	12/27/35	[3]	16,561,629	10,078,894
Structured Asset Mortgage Investments, Inc. 2006-AR8 A1A
0.46%	10/25/36	[3]	14,722,916	9,617,318
Structured Asset Securities Corp. 2002-5A 6A
6.16%	04/25/32	[3]	24,965	23,991
Structured Asset Securities Corp. 2005-S2 M2
0.94%	06/25/35	[3]	2,131,958	2,028,458
Terwin Mortgage Trust 2004-7HE A1
0.81%	07/25/34	[3,4]	142,962	130,247
Washington Mutual Alternative Mortgage Pass-Through Certificates 2007-OA3 4A1
1.10%	04/25/47	[3]	15,063,438	8,896,648
Washington Mutual Mortgage Pass-Through Certificates 2002-AR18 A
2.61%	01/25/33	[3]	447,308	433,662
Washington Mutual Mortgage Pass-Through Certificates 2005-AR2 2A21
0.59%	01/25/45	[3]	1,351,366	1,128,113
Washington Mutual Mortgage Pass-Through Certificates 2006-AR7 3A1B
3.16%	07/25/46	[3]	10,235,094	4,273,088
Wells Fargo Home Equity Trust 2005-3 AII3
0.60%	11/25/35	[3]	8,711,772	8,526,364
Wells Fargo Home Equity Trust 2007-2 A1
0.35%	04/25/37	[3]	588,871	573,820

				400,471,429

U.S. Agency Mortgage-Backed — 19.13%
Fannie Mae (TBA)
3.50%	01/25/26		32,875,000	33,111,306
Fannie Mae 1997-76 FS
0.73%	09/17/27	[3]	56,877	56,324
Fannie Mae 2001-60 OF
1.21%	10/25/31		6,143,375	6,242,724
Fannie Mae 2006-B2 AB
5.50%	05/25/14		3,400,302	3,464,931
Fannie Mae 2007-64 FA
0.73%	07/25/37	[3]	6,259,317	6,229,271
Fannie Mae 2010-26 S (IO)
5.97%	11/25/36	[3]	73,482,762	9,383,117
Fannie Mae 2010-43 DP
5.00%	05/25/40		12,871,194	13,761,898
Fannie Mae 2010-95 S (IO)
6.34%	09/25/40	[3]	36,761,298	5,843,576

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae G92-10 Z
7.75%	01/25/22		$14,704	$16,663
Fannie Mae Pool 555177
2.43%	01/01/33	[3]	65,625	68,292
Fannie Mae Pool 555284
7.50%	10/01/17		3,946	4,293
Fannie Mae Pool 567002
8.00%	05/01/23		116,424	133,898
Fannie Mae Pool 735861
6.50%	09/01/33		52,904	59,494
Fannie Mae Pool 745383
2.64%	12/01/35	[3]	2,556,192	2,674,858
Fannie Mae Pool 770900
2.44%	04/01/34	[3]	647,476	678,341
Fannie Mae Pool 805256
3.27%	01/01/35	[3]	817,474	843,562
Fannie Mae Pool 890141
5.50%	12/01/20		16,066,188	17,325,700
Fannie Mae Pool 942553
5.91%	08/01/37	[3]	10,661,315	11,455,983
Fannie Mae Pool 995182
5.50%	06/01/20		17,972,644	19,417,475
Fannie Mae Pool 995793
5.50%	09/01/36		12,812,118	13,778,532
Fannie Mae Pool AD0538
6.00%	05/01/24		6,085,394	6,611,448
Freddie Mac 2174 PN
6.00%	07/15/29		3,022,934	3,283,751
Freddie Mac 2454 FQ
1.26%	06/15/31	[3]	50,735	51,767
Freddie Mac 2561 BX (IO)
5.00%	05/15/17		313,661	9,013
Freddie Mac 2657 LX (IO)
6.00%	05/15/18		29,421	2,588
Freddie Mac 3345 FP
0.46%	11/15/36		8,832,649	8,818,282
Freddie Mac 3345 PF
0.44%	05/15/36		8,762,229	8,727,894
Freddie Mac 3346 FA
0.49%	02/15/19	[3]	15,086,657	15,099,330
Freddie Mac 3626 MA
5.00%	02/15/30		9,400,741	9,978,030
Freddie Mac 3672 A
6.00%	05/15/40		7,954,107	8,500,017
Freddie Mac Gold (TBA)
3.50%	01/15/26		11,130,000	11,199,563
Freddie Mac Gold A45796
7.00%	01/01/33		35,120	39,906

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2010 / 15

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold C46104
6.50%	09/01/29		$38,840	$43,678
Freddie Mac Gold G13032
6.00%	09/01/22		9,459,550	10,259,177
Freddie Mac Gold G13475
6.00%	01/01/24		1,169,134	1,276,913
Freddie Mac Non Gold Pool 1B1928
2.93%	08/01/34	[3]	2,311,221	2,416,403
Freddie Mac Non Gold Pool 1G2627
6.01%	03/01/37	[3]	6,442,630	6,784,031
Freddie Mac Non Gold Pool 1J1393
6.23%	10/01/36	[3]	7,141,636	7,514,305
Freddie Mac Non Gold Pool 1J1509
6.35%	11/01/36	[3]	4,601,885	4,854,519
Freddie Mac Non Gold Pool 1L0113
3.30%	05/01/35	[3]	2,250,386	2,364,307
Freddie Mac Non Gold Pool 1N0371
6.18%	01/01/37	[3]	6,453,860	6,860,501
Freddie Mac Non Gold Pool 1Q0196
5.78%	02/01/37	[3]	4,755,053	5,030,199
Freddie Mac Non Gold Pool 786781
3.16%	08/01/29	[3]	163,420	170,825
Ginnie Mae 2003-28 LI (IO)
5.50%	02/20/32		442,124	28,440
Ginnie Mae 2009-106 XI (IO)
6.54%	05/20/37		41,644,974	5,904,237
Ginnie Mae I Pool 422972
6.50%	07/15/29		69,909	79,381
Ginnie Mae II Pool 1849
8.50%	08/20/24		1,704	2,028
Ginnie Mae II Pool 2020
8.50%	06/20/25		3,086	3,687
Ginnie Mae II Pool 2286
8.50%	09/20/26		3,298	3,948
Ginnie Mae II Pool 2487
8.50%	09/20/27		18,739	22,472
Ginnie Mae II Pool 80059
3.38%	04/20/27	[3]	54,577	56,307
Ginnie Mae II Pool 80589
3.50%	03/20/32	[3]	156,572	161,556
Ginnie Mae II Pool 80610
3.38%	06/20/32	[3]	38,028	39,234
Ginnie Mae II Pool 80968
2.63%	07/20/34	[3]	1,063,914	1,104,214
Ginnie Mae II Pool 81201
3.00%	01/20/35	[3]	26,980	27,762
Ginnie Mae II Pool 8599
3.38%	02/20/25	[3]	46,183	47,632

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
National Credit Union Administration Guaranteed Notes 2010-R1 A1
0.72%	10/07/20		$29,077,447	$29,041,100
National Credit Union Administration Guaranteed Notes 2010-R2 1A
0.64%	11/06/17		29,915,935	29,906,661
National Credit Union Administration Guaranteed Notes 2010-R2 2A
0.74%	11/05/20		15,159,573	15,090,882
National Credit Union Administration Guaranteed Notes 2010-R3 1A
0.83%	12/08/20		10,570,000	10,556,788
National Credit Union Administration Guaranteed Notes 2010-R3 2A
0.83%	12/08/20		8,960,000	8,948,800

				365,471,814

Total Mortgage-Backed
(Cost $983,070,718)				922,276,645

MUNICIPAL BONDS — 0.90%*
California — 0.43%
State of California, Recreational Facility Improvements, G.O., Taxable Variable Purpose 3
5.45%	04/01/15		1,715,000	1,792,587
State of California, Refunding Bonds, G.O., Taxable Variable Purpose
4.85%	10/01/14		4,500,000	4,685,310
State of California, School Improvements, G.O., Taxable Variable Purpose
5.50%	03/01/16		1,775,000	1,825,321

				8,303,218

Illinois — 0.47%
State of Illinois, Pension Funding G.O., Taxable
4.07%	01/01/14		8,900,000	8,985,084

Total Municipal Bonds
(Cost $16,966,424)				17,288,302

U.S. AGENCY SECURITIES — 11.62%
Fannie Mae
0.28%	08/23/12	[3]	18,620,000	18,625,467
0.29%	10/18/12		17,850,000	17,861,156
0.38%	12/03/12		3,655,000	3,660,084
Fannie Mae 1
2.00%	04/19/13		15,795,000	15,975,368
Federal Farm Credit Bank
0.28%	08/08/12		18,080,000	18,075,932
0.28%	08/20/12		16,110,000	16,105,956
Federal Home Loan Bank
0.36%	06/15/11	[3]	32,665,000	32,678,196

See accompanying notes to Schedule of Portfolio Investments.

16 / N-Q Report December 2010

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
U.S. AGENCY SECURITIES (continued)
0.50%	05/16/12		$16,805,000	$16,780,032
Federal Home Loan Bank (STEP)
0.75%	03/28/13		6,435,000	6,441,853
Freddie Mac
0.32%	11/07/11	[3]	8,880,000	8,883,197
0.32%	10/12/12		35,865,000	35,972,703
0.41%	02/03/12	[3]	14,440,000	14,445,863
1.25%	01/26/12		16,405,000	16,412,399

Total U.S. Agency Securities
(Cost $221,696,030)				221,918,206

U.S. TREASURY SECURITIES — 3.29%
U.S. Treasury Notes — 3.29%
U.S. Treasury Notes
1.00%	08/31/11		11,025,000	11,082,286
1.25%	10/31/15		36,590,000	35,417,986
U.S. Treasury Notes - Treasury Inflation Indexed Notes
3.38%	01/15/12	[10]	12,760,000	16,440,236

Total U.S. Treasury Securities
(Cost $62,795,094)				62,940,508

Total Bonds – 92.20%
(Cost $1,823,481,419)				1,761,553,645

Issues	Maturity Date		Shares/ Principal Amount	Value
SHORT-TERM INVESTMENTS — 10.09%
Commercial Paper — 1.16%
Deutsche Bank AG
0.25%[11]	01/27/11		9,980,000	9,978,337
UBS Finance Corp.
0.23%[11]	02/22/11		12,140,000	12,135,110

				22,113,447

Money Market Fund — 8.44%
Dreyfus Cash Advantage Fund
0.19%[12]			86,189,000	86,189,000
DWS Money Market Series-Institutional
0.17%[12]			6,415,000	6,415,000
Fidelity Institutional Money Market Funds - Prime Money Market Portfolio
0.17%[12]			60,668,000	60,668,000
Goldman Sachs Financial Square Funds - Prime Obligations Fund
0.13%[12,13]			8,047,000	8,047,000

				161,319,000

Issues	Maturity Date	Shares/ Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Agency Discount Notes — 0.44%
Fannie Mae
0.29%[11]	07/01/11	$8,425,000	$8,417,881

U.S. Treasury Bills — 0.05%
U.S. Treasury Bills
0.18%[11]	02/10/11	840,000	839,911

Total Short-Term Investments
(Cost $192,686,234)			192,690,239

Total Investments – 102.29%
(Cost $2,016,167,653)[1]			1,954,243,884

Liabilities in Excess of Other
Assets – (2.29)%			(43,668,653)

Net Assets – 100.00%			$1,910,575,231

Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s) [b]	Appreciation/ (Depreciation)	Value
SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES

The Fund pays a fixed rate equal to 0.53% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Home Depot, Inc., 3.75%, due 09/15/09. Counterparty: Morgan Stanley

09/20/12	$–	$$4,250	$(24,416)	$(24,416)

The Fund pays a fixed rate equal to 0.41% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Lowe’s Cos., Inc., 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.

12/20/12	–	1,250	(4,417)	(4,417)

The Fund pays a fixed rate equal to 0.45% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Lowe’s Cos., Inc., 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.

12/20/12	–	2,750	(11,941)	(11,941)

The Fund pays a fixed rate equal to 0.74% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Home Depot, Inc., 3.75%, due 09/15/09. Counterparty: Citigroup, Inc.

12/20/12	–	1,425	(14,879)	(14,879)

The Fund pays a fixed rate equal to 0.72% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Home Depot, Inc., 3.75%, due 09/15/09. Counterparty: Merrill Lynch & Co., Inc.

12/20/12	–	1,325	(13,299)	(13,299)

The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Deutsche Bank AG

03/20/13	–	900	(34,478)	(34,478)

The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Morgan Stanley

03/20/13	–	900	(34,478)	(34,478)

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2010 / 17

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2010 (Unaudited)

Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s) [b]	Appreciation/ (Depreciation)	Value
SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES (continued)

The Fund pays a fixed rate equal to 1.85% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Goldman Sachs Group, Inc. (The)

06/20/13	$–	$1,600	$(49,578)	$(49,578)

The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Darden Restaurants, Inc., 6.00%, due 08/15/35. Counterparty: Deutsche Bank AG

03/20/14	–	275	(13,389)	(13,389)

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Target Corp., 4.00%, due 06/15/13. Counterparty: CS First Boston

12/20/14	(37,484)	2,930	(38,215)	(75,699)

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Target Corp., 4.00%, due 06/15/13. Counterparty: Deutsche Bank AG

12/20/14	(37,548)	2,935	(38,280)	(75,828)

The Fund pays a fixed rate equal to 2.40% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Citigroup, Inc.

03/20/15	–	1,800	(110,115)	(110,115)

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Citigroup, Inc.

09/20/16	41,598	1,170	44,631	86,229

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Deutsche Bank AG

09/20/16	44,089	895	21,873	65,962

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Goldman Sachs Group, Inc. (The)

09/20/16	43,842	890	21,751	65,593

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Toll Brothers, Inc., 5.15%, due 05/15/15. Counterparty: CS First Boston

09/20/16	24,319	9,950	383,138	407,457

	$78,816	$35,245	$83,908	$162,724

Expiration Date	Credit Rating[a]	Premiums Paid/ Received	Notional Amount (000’s) [b]	Appreciation	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) - SINGLE ISSUES

The Fund receives a fixed rate equal to 4.00% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the Berkshire Hathaway, Inc., 4.63%, due 10/15/13. Counterparty: Barclays Capital, Inc.

03/20/11	AAA	$–	$5,500	$50,599	$50,599

		$–	$5,500	$50,599	$50,599

Expiration Date	Premiums (Received)	Notional Amount (000’s) [b]	Appreciation	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) - TRADED INDICES

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Barclays Capital, Inc.

01/25/38	$(3,435,988)	$5,757	$383,463	$(3,052,525)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Barclays Capital, Inc.

01/25/38	(2,495,171)	3,937	407,975	(2,087,196)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.

01/25/38	(3,915,063)	5,905	784,268	(3,130,795)

	$(9,846,222)	$15,599	$1,575,706	$(8,270,516)

Issues	Notional Amount (000’s)	Premiums (Received)	Value
SWAPS: RATE FLOOR INFLATION

The Fund received a fixed payment equal to $115,920 and the Fund will pay to the counterparty a floating rate based on the Consumer Price Indexes-Urban at expiration of the swap 11/23/2020. Counterparty: Citigroup, Inc.

	$(10,080)	$(115,920)	$(105,840)

	$(10,080)	$(115,920)	$(105,840)

[a]	Using Standard & Poor’s rating of the issuer.
[b]

The maximum potential payment the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

[c]

The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period-end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes:

[1]	Cost for federal income tax purposes is $2,016,325,922 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$67,239,137
Gross unrealized depreciation	(129,321,175)

Net unrealized depreciation	$(62,082,038)

[2]	U.S. dollar-denominated security issued by foreign-domiciled entity.
[3]	Floating rate security. The rate disclosed is that in effect at December 31, 2010.
[4]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at December 31, 2010, was $135,916,762, representing 7.11% of total net assets.

[5]	Security is currently in default with regard to scheduled interest or principal payments.
[6]	Non-income producing security.
[7]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $6,250,765, which is 0.33% of total net assets.
[8]	Expected maturity date.

See accompanying notes to Schedule of Portfolio Investments.

18 / N-Q Report December 2010

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2010 (Unaudited)

[9]	Non-Rule 144A securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of Total Net Assets
07/03/07	Asurion Corp. Term Loan,
	3.27%, 07/07/14	$245,637	$234,878	0.01%
06/27/07	Cengage Learning Term
	Loan B, 2.55%, 07/03/14	721,977	684,355	0.04%
06/04/07	Charter Communications,
	Inc. Term Loan 3rd Lien,
	2.76%, 09/06/14	501,587	483,229	0.02%
04/25/07	Delta Air Lines, Inc. Term
	Loan 1st Lien, 1.95%,
	04/30/12	960,102	944,100	0.05%
01/05/09	Dex Media West LLC
	Term Loan, 7.00%,
	10/24/14	496,554	683,155	0.04%
10/22/07	HCA Term Loan A, 1.55%,
	11/17/12	5,958,004	6,000,616	0.31%
10/31/07	TXU Energy Term Loan
	B3, 3.76%, 10/10/14	483,750	374,164	0.02%
02/01/07	United Air Lines, Inc.,
	2.31%, 02/01/14	343,611	332,497	0.02%

		$9,711,222	$9,736,994	0.51%

[10]	Inflation protected security. Principal amount reflects original security face amount.
[11]	Represents annualized yield at date of purchase.
[12]	Represents the current yield as of December 31, 2010.
[13]	Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $8,047,000.

†	Fair valued security. The aggregate value of fair valued securities is $26,213,549, which is 1.37% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure does not necessarily indicate the treatment of those securities under ASC 820, as discussed in the Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

(AGM): Assurance Guaranty Municipal Corp. (formerly known as FSA

(Financial Security Assurance, Inc.))

(G.O.): General Obligation

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(STEP): Step coupon bond

(TBA): To be announced

(WI): When issued

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2010 / 19

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 106.95%
ASSET-BACKED SECURITIES — 4.16%**
Aerco Ltd. 2A A3 (United Kingdom)
0.72%	07/15/25	[2,3,4]	$1,472,483	$1,119,087
Aerco Ltd. 2A A4 (United Kingdom)
0.78%	07/15/25	[2,3,4]	388,750	364,101
Aircastle Aircraft Lease Backed Trust 2007-1A G1
0.53%	06/14/37	3,4,†	750,416	667,869
Babcock & Brown Air Funding I Ltd. 2007-1A G1 (Bermuda)
0.56%	11/14/33	2,3,4,†	857,571	726,790
Birch Real Estate CDO Ltd. 1A A1 (Cayman Islands)
5.16%	02/10/38	2,4,†	104,090	101,966
Discover Card Master Trust 2009-A2 A
1.56%	02/17/15	[3]	325,000	329,750
GE Corporate Aircraft Financing LLC 2005-1A B
0.91%	08/26/19	3,4,†	675,000	588,935
GE SeaCo Finance SRL 2004-1A A (Barbados)
0.56%	04/17/19	[2,3,4]	366,667	352,504
GE SeaCo Finance SRL 2005-1A A (Barbados)
0.51%	11/17/20	[2,3,4]	565,417	523,916
Genesis Funding Ltd. 2006-1A G1 (Bermuda)
0.50%	12/19/32	2,3,4,†	773,108	672,601
Peach Finance Co. 2000 A
4.71%	04/15/48	4,†	788,930	816,296
SVO VOI Mortgage Corp. 2003-AA A
3.95%	02/20/19	[4]	40,929	41,581
TAL Advantage LLC 2010-2A A
4.30%	10/20/25	[4]	427,750	438,967
Terwin Mortgage Trust 2005-9HGS A1
4.00%	08/25/35	[3,4]	17,827	17,378
Textainer Marine Containers Ltd. 2005-1A A (Bermuda)
0.51%	05/15/20	[2,3,4]	463,750	442,021
Triton Container Finance LLC 2006-1A
0.43%	11/26/21	[3,4]	665,625	616,912
Triton Container Finance LLC 2007-1A
0.40%	02/26/19	[3,4]	403,646	382,066

Total Asset-Backed Securities
(Cost $7,826,759)				8,202,740

CORPORATES — 30.55%*
Banking — 6.35%
ANZ National International Ltd. (New Zealand)
6.20%	07/19/13	[2,4]	600,000	660,976
BAC Capital Trust XV
1.10%	06/01/56	[3]	1,432,000	895,550

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
Bank of America N.A.
0.60%	06/15/17	[3]	$600,000	$521,756
Barclays Bank Plc (United Kingdom)
5.20%	07/10/14	[2]	850,000	918,810
Capital One Financial Corp. (MTN)
5.70%	09/15/11		876,000	901,649
Credit Suisse/Guernsey 1 (Switzerland)
0.98%	05/29/49	[2,3]	770,000	570,763
Credit Suisse/New York (MTN) (Switzerland)
5.00%	05/15/13	[2]	700,000	753,819
Credit Suisse/New York (Switzerland)
5.50%	05/01/14	[2]	500,000	548,745
6.00%	02/15/18	[2]	575,000	617,464
Deutsche Bank AG/London G (MTN) (Germany)
4.88%	05/20/13	[2]	760,000	815,353
Deutsche Bank Capital Funding Trust VII
5.63%	01/19/49	[3,4]	120,000	108,600
HBOS Plc G (MTN) (United Kingdom)
6.75%	05/21/18	[2,4]	915,000	856,428
JPMorgan Chase Bank N.A.
0.63%	06/13/16	[3]	600,000	569,337
6.00%	07/05/17		600,000	651,643
Lloyds Banking Group Capital No. 1 Plc (United Kingdom)
8.00%	12/29/49	[2,3]	650,000	552,500
Nationsbank Capital Trust III
0.84%	01/15/27	[3]	616,000	437,360
Royal Bank of Scotland Plc (The) (United Kingdom)
3.95%	09/21/15	[2]	1,000,000	981,219
Svenska Handelsbanken AB (Sweden)
4.88%	06/10/14	[2,4]	825,000	877,659
Wachovia Corp. (MTN)
5.50%	05/01/13		239,000	260,222

				12,499,853

Communications — 0.77%
Cellco Partnership/Verizon Wireless Capital LLC
5.55%	02/01/14		350,000	386,222
Qwest Corp.
7.88%	09/01/11		575,000	593,687
Telecom Italia Capital SA (Luxembourg)
6.20%	07/18/11	[2]	520,000	533,727

				1,513,636

Electric — 2.36%
Cedar Brakes II LLC
9.88%	09/01/13	[4]	280,927	298,912

See accompanying notes to Schedule of Portfolio Investments. 20 / N-Q Report December 2010

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
KCP&L Greater Missouri Operations Co.
11.88%	07/01/12		$1,060,000	$1,202,784
PG&E Corp.
5.75%	04/01/14		910,000	996,786
Public Service Co. of New Mexico
7.95%	05/15/18		475,000	534,585
Southwestern Electric Power Co.
6.45%	01/15/19		534,000	595,751
Texas-New Mexico Power Co.
9.50%	04/01/19	[4]	800,000	1,020,117

				4,648,935

Energy — 2.49%
CenterPoint Energy Resources Corp. B
7.88%	04/01/13		450,000	508,961
Sabine Pass LNG LP
7.25%	11/30/13		935,000	913,963
Southern Union Co.
7.20%	11/01/66	[3]	910,000	841,750
Tennessee Gas Pipeline Co.
8.00%	02/01/16		1,000,000	1,165,492
Valero Energy Corp.
9.38%	03/15/19		1,071,000	1,331,405
Williams Cos., Inc. (The)
7.88%	09/01/21		112,000	132,445

				4,894,016

Finance — 11.18%
Bear Stearns Cos. LLC (The)
7.25%	02/01/18		1,140,000	1,352,887
Citigroup Funding, Inc. 2
0.62%	04/30/12	[3]	655,000	658,534
Citigroup, Inc.
0.84%	08/25/36	[3]	205,000	132,225
5.50%	04/11/13		451,000	480,495
5.50%	10/15/14		371,000	400,075
6.00%	08/15/17		250,000	271,546
6.38%	08/12/14		535,000	594,002
6.50%	08/19/13		408,000	448,280
8.50%	05/22/19		300,000	373,014
Countrywide Financial Corp. (MTN)
5.80%	06/07/12		625,000	663,560
General Electric Capital Corp.
5.63%	05/01/18		730,000	787,484
General Electric Capital Corp. (MTN)
1.18%	05/22/13	[3]	340,000	340,328
General Electric Capital Corp. A (MTN)
0.56%	09/15/14	[3]	1,394,000	1,352,877

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
General Electric Capital Corp. E (MTN)
0.41%	03/20/14	[3]	$300,000	$285,881
General Electric Capital Corp. G (MTN)
6.88%	01/10/39		300,000	347,860
Goldman Sachs Group, Inc. (The)
0.47%	02/06/12	[3]	210,000	209,791
1.06%	12/05/11	[3]	785,000	791,327
6.15%	04/01/18		1,100,000	1,213,098
7.50%	02/15/19		550,000	644,237
Goldman Sachs Group, Inc. (The) (MTN)
6.00%	05/01/14		250,000	275,619
Goldman Sachs Group, Inc. B (The) (MTN)
0.69%	07/22/15	[3]	100,000	95,920
International Lease Finance Corp.
6.50%	09/01/14	[4]	1,000,000	1,055,000
JPMorgan Chase Capital XIII M
1.25%	09/30/34	[3]	1,070,000	834,600
Lehman Brothers Holdings, Inc. (MTN)
0.00%	06/20/16	[3,5,6]	452,000	103,960
8.92%	02/16/17	[5,6]	260,000	59,800
11.00%	11/07/16	[3,5,6]	502,000	115,460
Lehman Brothers Holdings, Inc. H (MTN)
0.00%	11/30/10	[3,5,6]	271,000	62,330
Merrill Lynch & Co., Inc. (MTN)
8.68%	05/02/17	[3]	510,000	545,700
8.95%	05/18/17	[3]	410,000	440,750
9.57%	06/06/17	[3]	319,000	350,900
Morgan Stanley
0.54%	01/18/11	[3]	345,000	345,033
0.57%	02/10/12	[3]	2,140,000	2,148,059
0.65%	06/20/12	[3]	1,150,000	1,156,647
0.77%	10/15/15	[3]	187,000	175,530
6.75%	04/15/11		180,000	183,016
Morgan Stanley (MTN)
0.74%	10/18/16	[3]	1,185,000	1,092,985
6.25%	08/28/17		800,000	866,710
Power Receivable Finance LLC
6.29%	01/01/12		123,030	124,787
Prime Property Funding II, Inc.
5.60%	06/15/11	[4]	206,000	208,470
Prudential Holdings LLC (AGM)
1.18%	12/18/17	[3,4]	500,000	435,084

				22,023,861

Health Care — 1.10%
HCA, Inc. (WI)
8.50%	04/15/19		430,000	473,000
UnitedHealth Group, Inc.
4.88%	02/15/13		760,000	809,537

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2010 / 21

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
WellPoint, Inc.
6.00%	02/15/14		$800,000	$889,789

				2,172,326

Insurance — 1.32%
Fairfax Financial Holdings Ltd. (Canada)
7.75%	04/26/12	[2]	375,000	392,813
Metropolitan Life Global Funding I
5.13%	06/10/14	[4]	800,000	870,885
Nationwide Mutual Insurance Co.
6.60%	04/15/34	[4]	440,000	390,823
Pricoa Global Funding I
5.45%	06/11/14	[4]	850,000	943,052

				2,597,573

Real Estate Investment Trust (REIT) — 3.36%
Duke Realty LP
6.25%	05/15/13		790,000	849,374
HCP, Inc.
7.07%	06/08/15		200,000	223,343
HCP, Inc. (MTN)
5.95%	09/15/11		820,000	846,628
6.30%	09/15/16		500,000	539,256
Health Care REIT, Inc.
4.70%	09/15/17		1,000,000	997,722
Shurgard Storage Centers LLC
5.88%	03/15/13		68,000	73,188
Simon Property Group LP
4.20%	02/01/15		400,000	420,287
UDR, Inc. (MTN)
5.00%	01/15/12		80,000	82,323
5.25%	01/15/15		1,000,000	1,045,303
WEA Finance LLC
7.13%	04/15/18	[4]	775,000	892,831
WEA Finance LLC/WT Finance
7.50%	06/02/14	[4]	570,000	652,514

				6,622,769

Transportation — 1.62%
Continental Airlines Pass-Through Trust 1997-4 A
6.90%	01/02/18		79,324	84,281
Continental Airlines Pass-Through Trust 1999-2 A-1
7.26%	03/15/20		392,764	425,658
Continental Airlines Pass-Through Trust 2007-1 A
5.98%	04/19/22		359,804	380,723

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Transportation (continued)
Delta Air Lines, Inc. 2001 A2
7.11%	09/18/11		$1,202,000	$1,241,065
JetBlue Airways Pass-Through Trust 2004-2 G1
0.66%	08/15/16	[3]	18,243	16,738
Northwest Airlines, Inc. 2001 1 A1
7.04%	04/01/22		193,716	204,370
Northwest Airlines, Inc. 2001 1 A2
6.84%	04/01/11		400,000	404,000
UAL Pass-Through Trust 2009-2 A
9.75%	01/15/17		380,690	438,745

				3,195,580

Total Corporates
(Cost $56,470,371)				60,168,549

BANK LOANS — 0.23%*
Health Care — 0.23%
HCA Term Loan A
1.55%	11/17/12	[3,7]	455,133	449,088

Total Bank Loans
(Cost $449,926)

MORTGAGE-BACKED — 53.49%**
Commercial Mortgage-Backed — 8.69%
Bear Stearns Commercial Mortgage Securities, Inc. 2003-PWR2 A4
5.19%	05/11/39	[3]	40,000	42,700
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A4A
5.14%	10/12/42	[3]	950,000	1,024,777
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW13 A4
5.54%	09/11/41		470,000	505,047
Citigroup Commercial Mortgage Trust 2007-C6 A4
5.70%	12/10/49	[3]	40,000	42,822
Citigroup/Deutsche Bank Commercial Mortgage Trust 2007-CD4 A4
5.32%	12/11/49		1,100,000	1,141,889
Credit Suisse Mortgage Capital Certificates 2006-C5 A3
5.31%	12/15/39		175,000	182,530
First Union National Bank-Bank of America Commercial Mortgage Trust 2001-C1 A2
6.14%	03/15/33		61,747	61,694
GE Business Loan Trust 2003-2A A
0.63%	11/15/31	[3,4]	822,806	750,699
Greenwich Capital Commercial Funding Corp. 2002-C1 A4
4.95%	01/11/35		1,030,000	1,078,493

See accompanying notes to Schedule of Portfolio Investments.

22 / N-Q Report December 2010

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Greenwich Capital Commercial Funding Corp. 2003-C1 A4
4.11%	07/05/35		$1,030,000	$1,075,935
Greenwich Capital Commercial Funding Corp. 2004-GG1 A7
5.32%	06/10/36	[3]	980,000	1,057,838
Greenwich Capital Commercial Funding Corp. 2006-GG7 A4
5.88%	07/10/38	[3]	1,605,000	1,753,207
Greenwich Capital Commercial Funding Corp. 2007-GG9 A4
5.44%	03/10/39		1,740,000	1,835,828
JPMorgan Chase Commercial Mortgage Securities Corp. 2001-CIB3 A3
6.47%	11/15/35		966,957	992,975
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-CB19 A4
5.74%	02/12/49	[3]	955,000	1,016,118
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD12 A4
5.88%	02/15/51	[3]	465,000	493,106
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 A3
5.17%	12/12/49	[3]	760,000	787,752
Morgan Stanley Capital I 2007-IQ16 A4
5.81%	12/12/49		2,060,000	2,204,494
Nomura Asset Securities Corp. 1998-D6 A3
7.26%	03/15/30	[3]	965,000	1,069,291

				17,117,195

Non-Agency Mortgage-Backed — 16.65%
ABFS Mortgage Loan Trust 2002-2 A7 (STEP)
5.72%	07/15/33		1,189	1,188
Ameriquest Mortgage Securities, Inc. 2005-R6 A2
0.46%	08/25/35	[3]	751,746	727,557
Banc of America Funding Corp. 2003-2 1A1
6.50%	06/25/32		10,486	10,964
Bear Stearns Asset Backed Securities Trust 2002-1 1A5 (STEP)
6.89%	12/25/34		11,668	11,394
Chase Funding Mortgage Loan Asset-Backed Certificates 2004-2 1A4
5.32%	02/25/35		12,875	12,658
Chevy Chase Mortgage Funding Corp. 2004-1A A1
0.54%	01/25/35	[3,4]	355,312	281,822
Chevy Chase Mortgage Funding Corp. 2005-2A A1
0.44%	05/25/36	[3,4]	333,612	223,283

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Citigroup Mortgage Loan Trust, Inc. 2004-HYB1 A41
5.00%	02/25/34	[3]	$36,100	$35,757
Citigroup Mortgage Loan Trust, Inc. 2007-WFH2 A3
0.44%	03/25/37	[3]	1,526,500	943,176
Conseco Finance 2001-D A5
6.19%	11/15/32	[3]	131,476	134,593
Conseco Finance 2002-A A5 (STEP)
7.55%	04/15/32		243,420	256,732
Conseco Finance 2002-C BF2
8.00%	06/15/32	[3,4]	299,301	230,815
Conseco Finance 2002-C MF2
6.98%	06/15/32	[3]	11,030	11,110
Conseco Finance Home Loan Trust 2000-E M1
8.13%	08/15/31	[3]	98,562	97,079
Conseco Financial Corp. 1996-7 M1
7.70%	10/15/27	[3]	1,060,000	1,086,486
Countrywide Alternative Loan Trust 2005-27 2A1
1.68%	08/25/35	[3]	396,880	221,656
Countrywide Alternative Loan Trust 2005-27 3A2
1.43%	08/25/35	[3]	38,179	19,858
Countrywide Alternative Loan Trust 2005-72 A1
0.53%	01/25/36	[3]	815,225	559,258
Countrywide Alternative Loan Trust 2006-OA16 A2

0.45%	10/25/46	[3]	2,329,587	1,446,962
Countrywide Asset-Backed Certificates 2004-AB1 2A3
1.30%	02/25/35	[3]	523,458	514,679
Countrywide Home Loan Mortgage Pass-Through Trust 2004-14 4A1
5.02%	08/25/34	[3]	468,702	465,995
Credit-Based Asset Servicing and Securitization LLC 2007-CB5 A1
0.32%	04/25/37	[3]	407,316	287,695
Deutsche ALT-A Securities, Inc. 2007-OA2 A1
1.10%	04/25/47	[3]	1,112,842	668,654
First Franklin Mortgage Loan Asset Backed Certificates 2006-FF18 M1
0.49%	12/25/37	[3]	2,326,609	70,140
Green Tree 2008-MH1 A2
8.97%	04/25/38	[3,4]	900,000	1,009,038
Green Tree Home Improvement Loan Trust 1995-C B2
7.60%	07/15/20		23	21

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2010 / 23

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Green Tree Home Improvement Loan Trust 1997-E HEB1
7.53%	01/15/29		$431,082	$425,859
GSR Mortgage Loan Trust 2004-9 5A7
3.83%	08/25/34	[3]	1,469,000	1,357,131
HSBC Home Equity Loan Trust 2006-4 A3V
0.41%	03/20/36	[3]	1,500,000	1,425,422
HSBC Home Equity Loan Trust 2007-2 M1
0.57%	07/20/36	[3]	1,110,000	711,311
IndyMac Index Mortgage Loan Trust 2004-AR6 6A1
5.51%	10/25/34	[3]	183,507	167,818
IndyMac Index Mortgage Loan Trust 2004-AR8 2A2A
0.66%	11/25/34	[3]	56,677	38,837
IndyMac Index Mortgage Loan Trust 2007-AR5 1A1
5.09%	05/25/37	[3]	20,737	10,418
IndyMac Manufactured Housing Contract 1997-1 A3
6.61%	02/25/28		502,358	461,968
IndyMac Manufactured Housing Contract 1997-1 A4
6.75%	02/25/28		166,429	153,807
JPMorgan Mortgage Acquisition Corp. 2006-FRE1 A3
0.45%	05/25/35	[3]	976,331	901,791
Keystone Owner Trust 1998-P1 M2
7.93%	05/25/25	[4]	17,558	17,558
Lehman ABS Manufactured Housing Contract Trust 2001-B A5
5.87%	05/15/22		331,005	335,273
Lehman XS Trust 2007-12N 1A3A
0.46%	07/25/47	3,†	4,500,000	1,439,993
Lehman XS Trust 2007-14H A12
0.76%	07/25/47	[3]	7,828,605	723,907
MASTR Adjustable Rate Mortgages Trust 2004-1 2A1
4.49%	01/25/34	[3]	3,345	3,065
MASTR Asset Securitization Trust 2002-8 1A1
5.50%	12/25/17		7,545	7,795
MASTR Seasoned Securities Trust 2004-1 4A1
2.99%	10/25/32	[3]	4,183	4,032
MASTR Seasoned Securities Trust 2004-2 A2
6.50%	08/25/32		113,245	117,950
MASTR Seasoned Securities Trust 2005-1 4A1
2.94%	10/25/32	[3]	8,161	8,035

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Merrill Lynch First Franklin Mortgage Loan Trust 2007-3 A2C
0.44%	06/25/37	[3]	$811,700	$389,230
Merrill Lynch First Franklin Mortgage Loan Trust 2007-3 A2D
0.51%	06/25/37	[3]	1,500,000	726,429
Mid-State Trust 11 A1
4.86%	07/15/38		1,320,093	1,323,030
Mid-State Trust 2004-1 A
6.01%	08/15/37		311,330	307,868
Mid-State Trust 2004-1 B
8.90%	08/15/37		862,145	818,490
Mid-State Trust 2005-1 M2
7.08%	01/15/40		1,046,219	935,409
Morgan Stanley ABS Capital I 2004-NC7 M2
0.88%	07/25/34	[3]	2,000,000	1,778,062
Nationstar Home Equity Loan Trust 2006-B AV4
0.54%	09/25/36	[3]	2,450,000	1,445,613
Oakwood Mortgage Investors, Inc. 1998-B A4
6.35%	03/15/17		30,991	31,084
Option One Mortgage Loan Trust 2007-6 2A4
0.51%	07/25/37	[3]	2,159,800	926,687
Residential Accredit Loans, Inc. 2003-QS17 NB1
5.25%	09/25/33		9,368	9,368
Residential Asset Mortgage Products, Inc. 2002-RS4 AI5 (STEP)
6.16%	08/25/32		2,220	1,254
Residential Asset Mortgage Products, Inc. 2003-RS1 AI5 (STEP)
5.69%	03/25/33		15,836	8,500
Residential Asset Mortgage Products, Inc. 2003-SL1 A41
8.00%	04/25/31		65,064	67,023
Residential Asset Securitization Trust 2004-IP2 2A1
2.79%	12/25/34	[3]	113,987	110,956
Residential Funding Mortgage Securities II, Inc. 2003-HS2 AI4 (STEP)
3.87%	07/25/33		20,994	19,547
Resmae Mortgage Loan Trust 2006-1 A1B
0.53%	02/25/36	[3,4]	115,746	9,965
Securitized Asset Backed Receivables LLC Trust 2006-HE2 A2C
0.41%	07/25/36	[3]	2,700,000	935,091
SG Mortgage Securities Trust 2006-FRE1 A1B
0.53%	02/25/36	[3]	83,556	54,066
Soundview Home Equity Loan Trust 2006-WF2 A2C
0.40%	12/25/36	[3]	1,680,000	1,453,030

See accompanying notes to Schedule of Portfolio Investments.

24 / N-Q Report December 2010

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Soundview Home Equity Loan Trust 2007-OPT1 2A2
0.41%	06/25/37	[3]	$1,872,000	$850,246
Structured Asset Mortgage Investments, Inc. 2005-AR3 1A1
0.53%	08/25/35	[3]	1,383,539	899,997
Structured Asset Mortgage Investments, Inc. 2005-AR8 A2
1.81%	02/25/36	[3]	1,522,619	1,064,053
UCFC Home Equity Loan 1998-D BF1
8.97%	04/15/30	[3]	3,657	1,585
UCFC Home Equity Loan 1998-D MF1
6.91%	04/15/30		118,429	112,190
Washington Mutual Alternative Mortgage Pass-Through Certificates 2007-OA3 4A1
1.10%	04/25/47	[3]	812,244	479,721
Washington Mutual Mortgage Pass-Through Certificates 2002-AR18 A
2.61%	01/25/33	[3]	24,660	23,908
Wells Fargo Home Equity Trust 2006-1 A3
0.41%	05/25/36	[3]	381,393	376,594

				32,799,536

U.S. Agency Mortgage-Backed — 28.15%
Fannie Mae 1989-25 G
6.00%	06/25/19		3,726	4,113
Fannie Mae 1992-116 B
6.50%	06/25/22		571	629
Fannie Mae 1993-225 SG
26.33%	12/25/13	[3]	84,356	103,715
Fannie Mae 1993-80 S
10.53%	05/25/23	[3]	24,109	27,513
Fannie Mae 2001-52 YZ
6.50%	10/25/31		603,221	678,981
Fannie Mae 2003-27 SG (IO)
7.39%	04/25/17	[3]	5,071,813	343,697
Fannie Mae 2003-W6 5T (IO)
0.55%	09/25/42	[3]	39,524,443	764,968
Fannie Mae 2007-64 FA
0.73%	07/25/37	[3]	1,009,929	1,005,081
Fannie Mae 2008-50 SA (IO)
5.79%	11/25/36	[3]	8,805,226	1,188,328
Fannie Mae Pool 253974
7.00%	08/01/31		25,978	29,186
Fannie Mae Pool 254232
6.50%	03/01/22		37,830	41,865
Fannie Mae Pool 527247
7.00%	09/01/26		146	165
Fannie Mae Pool 545191
7.00%	09/01/31		11,828	13,289

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 545646
7.00%	09/01/26		$96	$108
Fannie Mae Pool 549740
6.50%	10/01/27		48,998	54,715
Fannie Mae Pool 555177
2.43%	01/01/33	[3]	34,907	36,325
Fannie Mae Pool 555284
7.50%	10/01/17		1,875	2,039
Fannie Mae Pool 606108
7.00%	03/01/31		1,834	2,083
Fannie Mae Pool 630599
7.00%	05/01/32		18,437	21,031
Fannie Mae Pool 655928
7.00%	08/01/32		12,387	14,123
Fannie Mae Pool 735207
7.00%	04/01/34		9,504	10,716
Fannie Mae Pool 735646
4.50%	07/01/20		24,570	26,006
Fannie Mae Pool 735686
6.50%	12/01/22		211,394	232,144
Fannie Mae Pool 735861
6.50%	09/01/33		306,690	344,895
Fannie Mae Pool 764388
5.03%	03/01/34	[3]	269,936	287,464
Fannie Mae Pool 765387
6.00%	08/01/34		19,870	22,047
Fannie Mae Pool 770869
2.45%	04/01/34	[3]	413,285	431,267
Fannie Mae Pool 776708
5.00%	05/01/34		857,151	911,523
Fannie Mae Pool 789606
6.00%	08/01/34		14,904	16,537
Fannie Mae Pool 817611
5.31%	11/01/35	[3]	174,014	185,390
Fannie Mae Pool 844773
5.11%	12/01/35	[3]	12,108	12,903
Fannie Mae Pool 889125
5.00%	12/01/21		1,089,579	1,165,381
Fannie Mae Pool 889184
5.50%	09/01/36		1,124,067	1,208,504
Fannie Mae Pool 895606
5.75%	06/01/36	[3]	414,075	440,673
Fannie Mae Pool 918445
5.78%	05/01/37	[3]	36,568	38,855
Fannie Mae Pool 939419
5.62%	05/01/37	[3]	517,270	551,699
Fannie Mae Pool AD0791
4.76%	02/01/20		1,002,190	1,060,831

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2010 / 25

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool AE0600
3.97%	11/01/20		$1,058,746	$1,067,241
Fannie Mae Pool AE0605
4.67%	07/01/20		1,008,940	1,086,755
Freddie Mac 1602 SN
10.09%	10/15/23	[3]	14,590	16,660
Freddie Mac 1688 W
7.25%	03/15/14		4,314	4,417
Freddie Mac 2174 PN
6.00%	07/15/29		217,833	236,627
Freddie Mac 2561 BX (IO)
5.00%	05/15/17		67,909	1,951
Freddie Mac 2929 PE
5.00%	05/15/33		55,000	58,844
Freddie Mac Gold (TBA)
3.50%	01/15/26		9,035,000	9,091,469
Freddie Mac Gold A25162
5.50%	05/01/34		1,051,565	1,126,941
Freddie Mac Gold A33262
5.50%	02/01/35		158,812	172,243
Freddie Mac Gold A68781
5.50%	10/01/37		39,928	43,046
Freddie Mac Gold C90504
6.50%	12/01/21		4,750	5,261
Freddie Mac Gold E01279
5.50%	01/01/18		7,080	7,636
Freddie Mac Gold E90474
6.00%	07/01/17		13,643	14,893
Freddie Mac Gold G01548
7.50%	07/01/32		847,024	989,152
Freddie Mac Gold G01601
4.00%	09/01/33		23,896	24,024
Freddie Mac Gold G01611
4.00%	09/01/33		9,168	9,218
Freddie Mac Gold G01644
5.50%	02/01/34		942,027	1,012,276
Freddie Mac Gold G01673
5.50%	04/01/34		74,430	80,725
Freddie Mac Gold G02366
6.50%	10/01/36		638,395	709,317
Freddie Mac Gold G03436
6.00%	11/01/37		1,358,341	1,486,375
Freddie Mac Gold G03601
6.00%	07/01/37		25,340	27,705
Freddie Mac Gold G03640
5.50%	12/01/37		990,680	1,070,129
Freddie Mac Gold G11707
6.00%	03/01/20		12,024	13,125

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold G12393
5.50%	10/01/21		$987,093	$1,061,857
Freddie Mac Gold G12909
6.00%	11/01/22		883,980	966,231
Freddie Mac Gold G13032
6.00%	09/01/22		757,263	821,275
Freddie Mac Gold J06246
5.50%	10/01/21		582,052	625,706
Freddie Mac Gold Pool A94843
4.00%	11/01/40		2,560,373	2,545,164
Freddie Mac Non Gold Pool 1B3413
5.87%	05/01/37	[3]	764,992	819,447
Freddie Mac Non Gold Pool 1J0045
5.14%	01/01/36	[3]	16,751	17,855
Freddie Mac Pool J13884
3.50%	12/01/25		2,785,000	2,806,758
Freddie Mac R001 AE
4.38%	04/15/15		435,064	443,759
Ginnie Mae 2003-28 LI (IO)
5.50%	02/20/32		49,934	3,212
Ginnie Mae 2004-8 SE
13.78%	11/26/23	[3]	154,169	177,099
Ginnie Mae I (TBA)
4.00%	01/15/41		3,670,000	3,696,378
Ginnie Mae I Pool 782810
4.50%	11/15/39		2,789,456	2,920,974
Ginnie Mae II (TBA)
4.00%	01/20/41		4,215,000	4,240,716
Ginnie Mae II Pool 80968
2.63%	07/20/34	[3]	75,907	78,782
National Credit Union Administration Guaranteed Notes 2010-C1 A2
2.90%	10/29/20		1,100,000	1,071,232
National Credit Union Administration Guaranteed Notes 2010-R2 1A
0.64%	11/06/17	[3]	2,347,311	2,346,583
National Credit Union Administration Guaranteed Notes 2010-R2 2A
0.74%	11/05/20	[3]	1,184,497	1,179,130

				55,456,977

Total Mortgage-Backed
(Cost $100,814,164)				105,373,708

MUNICIPAL BONDS — 0.98%*
California — 0.57%
State of California, Recreational Facility Improvements, G.O., Taxable Variable Purpose 3
5.95%	04/01/16		225,000	236,097

See accompanying notes to Schedule of Portfolio Investments.

26 / N-Q Report December 2010

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MUNICIPAL BONDS (continued)
California (continued)
State of California, Refunding Bonds, G.O., Taxable Variable Purpose
6.20%	10/01/19		$866,000	$878,133

				1,114,230

Illinois — 0.41%
State of Illinois, Pension Funding G.O., Taxable
4.07%	01/01/14		800,000	807,648

Total Municipal Bonds
(Cost $1,906,159)				1,921,878

U.S. AGENCY SECURITIES — 3.37%
U.S. Agency Securities — 3.37%
Federal Home Loan Bank
0.60%	06/04/12		2,245,000	2,245,000
Freddie Mac
0.32%	10/12/12	[3]	4,390,000	4,403,183

				6,648,183

Total U.S. Agency Securities
(Cost $6,635,000)				6,648,183

U.S. TREASURY SECURITIES — 14.17%
U.S. Treasury Notes — 14.17%
U.S. Treasury Notes
1.88%	08/31/17		2,400,000	2,291,438
3.00%	09/30/16		1,235,000	1,281,024
3.13%	04/30/17		15,870,000	16,446,525
3.63%	02/15/20		2,755,000	2,859,605
U.S. Treasury Notes - Treasury Inflation Indexed Notes
2.00%	01/15/16	[8]	1,699,000	2,041,023
3.38%	01/15/12	[8]	1,490,000	1,919,745
3.50%	01/15/11	[8]	855,000	1,075,863

Total U.S. Treasury Securities
(Cost $28,859,339)				27,915,223

Total Bonds – 106.95%
(Cost $202,961,718)				210,679,369

Issues	Maturity Date		Shares/ Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.75%
Money Market Fund — 1.60%
Dreyfus Cash Advantage Fund
0.19%[9]			1,601,000	1,601,000

Issues	Maturity Date		Shares/ Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Money Market Fund (continued)
DWS Money Market Series-Institutional
0.17%[9]			$792,000	$792,000
Goldman Sachs Financial Square Funds - Prime Obligations Fund
0.13%[9,10]			758,000	758,000

				3,151,000

U.S. Treasury Bills — 0.15%
U.S. Treasury Bills
0.18%[11]	02/10/11	[12]	285,000	284,970

Total Short-Term Investments
(Cost $3,435,946)				3,435,970

Total Investments – 108.70%
(Cost $206,397,664)[1]				214,115,339

Liabilities in Excess of Other Assets – (8.70)%				(17,133,536)

Net Assets – 100.00%				$196,981,803

Issues	Contracts	Premiums (Received)	Value
WRITTEN PUT OPTIONS
U.S. Long Bond (CBT), Call
Strike $118, expires 02/18/11	(15)	$(18,718)	$(9,141)
U.S. Long Bond (CBT), Call
Strike $122, expires 02/18/11	(15)	(15,905)	(35,156)
U.S. Long Bond (CBT), Call
Strike $123, expires 02/18/11	(15)	(12,389)	(45,703)

Total Written Put Options		$(47,012)	$(90,000)

Contracts	Unrealized (Depreciation)
FUTURES CONTRACTS: SHORT POSITIONS
3	Euro Dollar Ninety Day, Expiration March 2011	$(15,008)
3	Euro Dollar Ninety Day, Expiration June 2011	(17,107)
2	Euro Dollar Ninety Day, Expiration September 2011	(12,505)
2	Euro Dollar Ninety Day, Expiration December 2011	(13,180)
2	Euro Dollar Ninety Day, Expiration March 2012	(13,130)
2	Euro Dollar Ninety Day, Expiration June 2012	(12,805)

	Net unrealized depreciation	$(83,735)

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2010 / 27

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2010 (Unaudited)

Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s) [b]	Appreciation/ (Depreciation)	Value
SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES
The Fund pays a fixed rate equal to 0.53% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Home Depot, Inc., 3.75%, due 09/15/09. Counterparty: Morgan Stanley
09/20/12	$ –	$250	$(1,436)	$(1,436)
The Fund pays a fixed rate equal to 0.41% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Lowe’s Cos., Inc., 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.
12/20/12	–	100	(353)	(353)
The Fund pays a fixed rate equal to 0.45% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Lowe’s Cos., Inc., 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.
12/20/12	–	175	(760)	(760)
The Fund pays a fixed rate equal to 0.74% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Home Depot, Inc., 3.75%, due 09/15/09. Counterparty: Citigroup, Inc.
12/20/12	–	175	(1,827)	(1,827)
The Fund pays a fixed rate equal to 0.72% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Home Depot, Inc., 3.75%, due 09/15/09. Counterparty: Merrill Lynch & Co., Inc.
12/20/12	–	175	(1,757)	(1,757)
The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Deutsche Bank AG
03/20/13	–	75	(2,873)	(2,873)
The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Morgan Stanley
03/20/13	–	75	(2,873)	(2,873)
The Fund pays a fixed rate equal to 1.85% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Goldman Sachs Group, Inc. (The)
06/20/13	–	80	(2,479)	(2,479)
The Fund pays a fixed rate equal to 2.73% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Darden Restaurants, Inc., 6.00%, due 08/15/35. Counterparty: Citigroup, Inc.
03/20/14	–	210	(13,451)	(13,451)
The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Darden Restaurants, Inc., 6.00%, due 08/15/35. Counterparty: Deutsche Bank AG
03/20/14	–	200	(9,738)	(9,738)
The Fund pays a fixed rate equal to 2.67% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Home Depot, Inc., 5.88%, due 12/16/36. Counterparty: Citigroup, Inc.
03/20/14	–	135	(10,230)	(10,230)
The Fund pays a fixed rate equal to 1.20% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Lowe’s Cos., Inc., 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.
03/20/14	–	140	(3,905)	(3,905)
The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Target Corp., 4.00%, due 06/15/13. Counterparty: CS First Boston
12/20/14	(3,326)	260	(3,391)	(6,717)

Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s) [b]	Appreciation/ (Depreciation)	Value
SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES (continued)
The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Target Corp., 4.00%, due 06/15/13. Counterparty: Deutsche Bank AG
12/20/14	$(3,390)	$265	$(3,457)	$(6,847)
The Fund pays a fixed rate equal to 2.40% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Citigroup, Inc.
03/20/15	–	150	(9,176)	(9,176)
The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Citigroup, Inc.
09/20/16	6,222	175	6,676	12,898
The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Deutsche Bank AG
09/20/16	6,650	135	3,300	9,950
The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Goldman Sachs Group, Inc. (The)
09/20/16	6,650	135	3,300	9,950
The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Toll Brothers, Inc., 5.15%, due 05/15/15. Counterparty: Citigroup, Inc.
09/20/16	309	125	4,806	5,115
The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Toll Brothers, Inc., 5.15%, due 05/15/15. Counterparty: CS First Boston
09/20/16	1,528	625	24,066	25,594

	$14,643	$3,660	$(25,558)	$(10,915)

Expiration Date	Premiums Paid	Notional Amount (000’s) [b]	(Depreciation)	Value[c]
SWAPS: CREDIT DEFAULT (PURCHASED) - TRADED INDICES
The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Bank of America Corp.
10/12/52	$645,129	$1,120	$(556,223)	$88,906
The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Barclays Capital, Inc.
10/12/52	18,077	215	(1,010)	17,067
The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Barclays Capital, Inc.
10/12/52	23,577	250	(3,732)	19,845
The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Barclays Capital, Inc.
10/12/52	1,085,741	1,840	(939,682)	146,059

	$1,772,524	$3,425	$(1,500,647)	$271,877

See accompanying notes to Schedule of Portfolio Investments.

28 / N-Q Report December 2010

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2010 (Unaudited)

Expiration Date	Credit Rating[a]	Premiums Paid/ Received	Notional Amount (000’s) [b]	Appreciation	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) - SINGLE ISSUES
The Fund receives a fixed rate equal to 4.00% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the Berkshire Hathaway, Inc., 4.63%, due 10/15/13. Counterparty: Barclays Capital, Inc.
03/20/11	AAA	$–	$800	$7,360	$7,360

		$–	$800	$7,360	$7,360

Expiration Date	Premiums Paid	Notional Amount (000’s) [b]	(Depreciation)	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) - TRADED INDICES
The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Barclays Capital, Inc.
01/25/38	$(1,350,901)	$2,263	$149,328	$(1,201,573)
The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Barclays Capital, Inc.
01/25/38	(92,730)	148	14,366	(78,364)

	$(1,443,631)	$2,411	$163,694	$(1,279,937)

Issues	Notional Amount (000’s)	Premiums (Received)	Value
SWAPS: RATE FLOOR INFLATION
The Fund received a fixed payment equal to $13,685 and the Fund will pay to the counterparty a floating rate based on the Consumer Price Indexes-Urban at expiration of the swap 11/23/2020. Counterparty: Citigroup, Inc.
	$(1,190)	$(13,685)	$(12,495)

	$(1,190)	$(13,685)	$(12,495)

[a]	Using Standard & Poor’s rating of the issuer.
[b]

The maximum potential payment the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

[c]

The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period-end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes:

[1]	Cost for federal income tax purposes is $206,821,453 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$14,732,214
Gross unrealized depreciation	(7,438,328)

Net unrealized appreciation	$7,293,886

[2]	U.S. dollar-denominated security issued by foreign-domiciled entity.
[3]	Floating rate security. The rate disclosed is that in effect at December 31, 2010.
[4]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at December 31, 2010, was $19,667,521, representing 9.98% of total net assets.

[5]	Security is currently in default with regard to scheduled interest or principal payments.
[6]	Non-income producing security.
[7]	Non-Rule 144A securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of Total Net Assets
10/22/07	HCA Term Loan A, 1.55%, 11/17/12	$449,926	$449,088	0.23%

[8]	Inflation protected security. Principal amount reflects original security face amount.
[9]	Represents the current yield as of December 31, 2010.
[10]	Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $758,000.
[11]	Represents annualized yield at date of purchase.
[12]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $213,379.
†

Fair valued security. The aggregate value of fair valued securities is $5,014,450, which is 2.55% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure does not necessarily indicate the treatment of those securities under ASC 820, as discussed in the Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

(AGM): Assurance Guaranty Municipal Corp. (formerly known as FSA

(Financial Security Assurance, Inc.))

(G.O.): General Obligation

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(STEP): Step coupon bond

(TBA): To be announced

(WI): When issued

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2010 / 29

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 107.03%
ASSET-BACKED SECURITIES — 2.36%**
Aerco Ltd. 2A A3 (United Kingdom)
0.72%	07/15/25	[2,3,4]	$71,333,904	$54,213,767
Aircastle Aircraft Lease Backed Trust 2007-1A G1
0.53%	06/14/37	3,4,†	32,068,360	28,540,790
Babcock & Brown Air Funding I Ltd. 2007-1A G1 (Bermuda)
0.56%	11/14/33	2,3,4,†	43,054,460	36,488,588
Birch Real Estate CDO Ltd. 1A A1 (Cayman Islands)
5.16%	02/10/38	2,4,†	384,332	376,489
Discover Card Master Trust 2009-A2 A
1.56%	02/17/15	[3]	7,275,000	7,381,337
GE SeaCo Finance SRL 2004-1A A (Barbados)
0.56%	04/17/19	[2,3,4]	9,633,333	9,261,254
GE SeaCo Finance SRL 2005-1A A (Barbados)
0.51%	11/17/20	[2,3,4]	40,609,209	37,628,550
Genesis Funding Ltd. 2006-1A G1 (Bermuda)
0.50%	12/19/32	2,3,4,†	38,370,296	33,382,038
Green Tree Recreational Equipment & Consumer Trust 1996-D Certificates
7.24%	12/15/22		101,859	73,030
GSC Partners Gemini Fund Ltd. 1A A (Cayman Islands)
0.94%	10/10/14	2,3,4,†	2,786,381	2,688,853
PAMCO CLO 1998-1A B2 (Cayman Islands)
1.64%	10/31/10	2,3,4,5,†	904,543	18,085
TAL Advantage LLC 2010-2A A
4.30%	10/20/25	[4]	11,170,667	11,463,585
Textainer Marine Containers Ltd. 2005-1A A (Bermuda)
0.51%	05/15/20	[2,3,4]	3,422,917	3,262,536
Triton Container Finance LLC 2006-1A
0.43%	11/26/21	[3,4]	30,740,634	28,490,905
Triton Container Finance LLC 2007-1A
0.40%	02/26/19	[3,4]	22,545,312	21,340,004

Total Asset-Backed Securities
(Cost $261,442,838)				274,609,811

CORPORATES — 23.10%*
Banking — 4.11%
Ally Financial, Inc.
2.50%	12/01/14	[3]	9,009,000	8,209,451
BAC Capital Trust XV
1.10%	06/01/56	[3]	14,490,000	9,061,814
Bank of America Corp.
5.63%	07/01/20		6,590,000	6,730,743
5.75%	12/01/17		1,145,000	1,193,210
5.88%	01/05/21		20,000,000	20,604,776

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
6.50%	08/01/16		$3,045,000	$3,307,984
Bank of America N.A.
0.60%	06/15/17	[3]	14,740,000	12,817,801
6.10%	06/15/17		30,115,000	31,503,783
Bank One Corp. (STEP)
8.53%	03/01/19		1,485,000	1,745,065
BankAmerica Capital II
8.00%	12/15/26		800,000	811,000
BankAmerica Capital III
0.86%	01/15/27	[3]	4,795,000	3,421,261
BankAmerica Institutional Capital A
8.07%	12/31/26	[4]	350,000	354,813
Barclays Bank Plc (United Kingdom)
5.20%	07/10/14	[2]	12,079,000	13,056,831
Capital One Financial Corp.
7.38%	05/23/14		3,710,000	4,224,926
Capital One Financial Corp. (MTN)
5.70%	09/15/11		200,000	205,856
Chase Capital VI
0.91%	08/01/28	[3]	3,640,000	2,839,200
City National Corp.
5.13%	02/15/13		6,200,000	6,491,846
Credit Suisse USA, Inc.
5.13%	08/15/15		15,000	16,400
Credit Suisse/Guernsey 1 (Switzerland)
0.98%	05/29/49	[2,3]	21,793,000	16,154,061
Credit Suisse/New York (MTN) (Switzerland)
5.00%	05/15/13	[2]	14,868,000	16,011,126
Credit Suisse/New York (Switzerland)
5.50%	05/01/14	[2]	11,790,000	12,939,407
6.00%	02/15/18	[2]	36,420,000	39,109,653
Deutsche Bank AG/London G (MTN) (Germany)
4.88%	05/20/13	[2]	14,320,000	15,362,969
Discover Bank
8.70%	11/18/19		15,260,000	17,991,464
First Chicago NBD Institutional Capital I
0.84%	02/01/27	[3]	5,355,000	4,248,545
Fleet Capital Trust II
7.92%	12/11/26		770,000	779,625
HBOS Capital Funding LP (United Kingdom)
6.07%	06/24/49	[2,3,4]	5,823,000	4,803,975
HBOS Plc G (MTN) (United Kingdom)
6.75%	05/21/18	[2,4]	29,123,000	27,258,732
JPMorgan Chase & Co.
4.25%	10/15/20		9,125,000	8,932,657
5.50%	10/15/40		10,760,000	11,046,718
JPMorgan Chase & Co. C (MTN)
0.77%	07/23/13	[3]	2,500,000	2,434,750

See accompanying notes to Schedule of Portfolio Investments.

30 / N-Q Report December 2010

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
JPMorgan Chase Bank N.A.
6.00%	10/01/17		$37,407,000	$41,525,997
Lloyds Banking Group Capital No. 1 Plc (United Kingdom)
8.00%	12/29/49	[2,3]	27,727,000	23,567,950
M&T Capital Trust III
9.25%	02/01/27		10,200,000	10,566,466
National Australia Bank Ltd. (Australia)
5.35%	06/12/13	[2,4]	20,425,000	22,203,495
National Capital Trust II
5.49%	12/29/49	[3,4]	2,717,000	2,619,848
Nationsbank Capital Trust II
7.83%	12/15/26		5,625,000	5,667,187
Nationsbank Capital Trust III
0.84%	01/15/27	[3]	8,684,000	6,165,640
Nationsbank Capital Trust IV
8.25%	04/15/27		3,464,000	3,533,280
Royal Bank of Scotland Plc (The) (United Kingdom)
3.95%	09/21/15	[2]	10,953,000	10,747,295
Royal Bank of Scotland Plc (The) 1 (United Kingdom)
2.70%	08/23/13	[2,3]	10,830,000	11,004,948
Svenska Handelsbanken AB (Sweden)
4.88%	06/10/14	[2,4]	23,240,000	24,723,386
Wachovia Corp.
0.63%	10/28/15	[3]	13,165,000	12,157,530
Wachovia Corp. (MTN)
5.50%	05/01/13		35,000	38,108

				478,191,572

Communications — 0.47%
Cincinnati Bell, Inc.
8.25%	10/15/17		1,000,000	995,000
Comcast Cable Communications LLC
6.75%	01/30/11		75,000	75,310
Frontier Communications Corp.
7.13%	03/15/19		1,825,000	1,884,313
Intelsat Corp.
9.25%	06/15/16		22,223,000	24,111,955
Intelsat Jackson Holdings SA (Luxembourg)
9.50%	06/15/16	[2]	500,000	530,000
Qwest Communications International, Inc. B
7.50%	02/15/14		7,000,000	7,122,500
Qwest Corp.
7.88%	09/01/11		19,150,000	19,772,375

				54,491,453

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric — 2.43%
Cedar Brakes I LLC
8.50%	02/15/14	[4]	$4,929,460	$5,210,873
Cedar Brakes II LLC
9.88%	09/01/13	[4]	5,603,496	5,962,222
Cleco Power LLC
6.65%	06/15/18		17,775,000	20,075,725
Coso Geothermal Power Holdings
7.00%	07/15/26	[4]	29,465,729	25,635,184
Dynegy Holdings, Inc.
6.88%	04/01/11		725,000	726,813
Dynegy Roseton/Danskammer Pass-Through Trust B
7.67%	11/08/16		54,205,000	50,952,700
Entergy Gulf States Louisiana LLC
6.00%	05/01/18		17,500,000	19,260,587
FPL Energy National Wind Portfolio LLC
6.13%	03/25/19	[4]	332,954	316,539
FPL Energy Wind Funding LLC
6.88%	06/27/17	[4]	1,504,200	1,468,475
Kansas City Power & Light Co.
6.38%	03/01/18		3,982,000	4,491,780
KCP&L Greater Missouri Operations Co.
7.95%	02/01/11		7,375,000	7,412,185
11.88%	07/01/12		23,934,000	27,157,958
Midwest Generation LLC B
8.56%	01/02/16		9,395,802	9,395,802
Mirant Mid Atlantic Pass-Through Trust A
8.63%	06/30/12		7,548,528	7,680,628
Mirant Mid Atlantic Pass-Through Trust B
9.13%	06/30/17		19,340,232	20,790,749
Mirant Mid Atlantic Pass-Through Trust C
10.06%	12/30/28		1,948,589	2,162,934
NextEra Energy Capital Holdings, Inc.
1.18%	06/17/11	[3]	1,000,000	1,003,708
5.35%	06/15/13		955,000	1,038,209
NRG Energy, Inc.
7.25%	02/01/14		1,845,000	1,886,513
7.38%	02/01/16		19,825,000	20,370,187
Public Service Co. of New Hampshire
6.00%	05/01/18		5,000,000	5,536,020
Public Service Co. of New Mexico
7.95%	05/15/18		17,924,000	20,172,440
PVNGS II Funding Corp., Inc.
8.00%	12/30/15		97,000	101,385
Reliant Energy Mid-Atlantic Power Holdings LLC B
9.24%	07/02/17		13,344,087	14,428,294
Southwestern Electric Power Co.
6.45%	01/15/19		275,000	306,800

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2010 / 31

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
Virginia Electric & Power Co.
5.10%	11/30/12		$9,295,000	$9,994,384

				283,539,094

Energy — 2.45%
Allis-Chalmers Energy, Inc.
8.50%	03/01/17		1,000,000	1,022,500
Atlas Energy Operating Co. LLC/Atlas Energy Finance Corp.
10.75%	02/01/18		1,000,000	1,226,250
CenterPoint Energy Resources Corp. B
7.88%	04/01/13		170,000	192,274
Comstock Resources, Inc.
6.88%	03/01/12		850,000	853,187
El Paso Pipeline Partners Operating Co. LLC
4.10%	11/15/15		46,175,000	45,940,754
Florida Gas Transmission, Co. LLC
5.45%	07/15/20	[4]	12,430,000	12,969,251
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%	11/01/15	[4]	2,175,000	2,256,563
Massey Energy Co.
6.88%	12/15/13		1,500,000	1,526,250
OPTI Canada, Inc. (Canada)
7.88%	12/15/14	[2]	750,000	528,750
Panhandle Eastern Pipeline Co. LP
6.20%	11/01/17		2,250,000	2,400,511
8.13%	06/01/19		2,100,000	2,424,358
Premcor Refining Group, Inc. (The)
6.13%	05/01/11		4,275,000	4,341,344
Sabine Pass LNG LP
7.25%	11/30/13		40,731,000	39,814,553
7.50%	11/30/16		18,530,000	17,464,525
7.50%	11/30/16	[4]	15,768,000	13,994,100
Sonat, Inc.
7.63%	07/15/11		1,600,000	1,646,976
Southern Union Co.
7.20%	11/01/66	[3]	53,278,000	49,282,150
Tennessee Gas Pipeline Co.
8.00%	02/01/16		6,710,000	7,820,451
Tesoro Corp.
6.50%	06/01/17		1,175,000	1,183,813
Valero Energy Corp.
7.50%	04/15/32		20,000,000	21,810,200
9.38%	03/15/19		17,258,000	21,454,145
10.50%	03/15/39		3,575,000	4,758,640
Williams Cos., Inc. (The)
7.88%	09/01/21		21,337,000	25,232,027
8.75%	03/15/32		4,185,000	5,133,731

				285,277,303

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance — 8.63%
Alta Wind Holdings LLC
7.00%	06/30/35	[4]	$15,625,000	$16,672,656
Astoria Depositor Corp.
8.14%	05/01/21	[4]	14,575,000	14,575,000
BankBoston Capital Trust III
1.05%	06/15/27	[3]	16,705,000	11,860,550
Barnett Capital III
0.91%	02/01/27	[3]	3,150,000	2,231,605
Bear Stearns Cos. LLC (The)
4.65%	07/02/18		4,330,000	4,484,981
7.25%	02/01/18		20,580,000	24,423,171
Cantor Fitzgerald LP
6.38%	06/26/15	[4]	16,475,000	16,673,820
Chase Capital II B
0.79%	02/01/27	[3]	6,700,000	5,226,000
CIT Group, Inc.
7.00%	05/01/13		19,000,000	19,427,500
Citigroup Capital III
7.63%	12/01/36		7,438,000	7,719,815
Citigroup Funding, Inc. 2
0.62%	04/30/12	[3]	30,870,000	31,036,575
Citigroup, Inc.
0.57%	11/05/14	[3]	14,309,000	13,616,874
0.84%	08/25/36	[3]	17,538,000	11,312,010
4.59%	12/15/15		4,650,000	4,853,014
5.30%	10/17/12		50,000	52,975
5.38%	08/09/20		23,090,000	24,035,582
5.50%	08/27/12		100,000	106,058
6.00%	08/15/17		23,348,000	25,360,247
6.13%	11/21/17		55,000	60,359
6.13%	05/15/18		2,850,000	3,126,915
6.38%	08/12/14		3,950,000	4,385,620
6.88%	03/05/38		17,767,000	19,771,757
8.13%	07/15/39		23,993,000	30,620,083
Countrywide Capital III B
8.05%	06/15/27		3,000,000	3,146,250
Countrywide Financial Corp. (MTN)
5.80%	06/07/12		3,605,000	3,827,415
Countrywide Home Loans, Inc. L (MTN)
4.00%	03/22/11		1,600,000	1,611,750
Discover Financial Services
10.25%	07/15/19		4,515,000	5,656,889
General Electric Capital Corp.
1.88%	09/16/13		5,400,000	5,412,838
4.38%	09/16/20		30,635,000	30,235,036
General Electric Capital Corp. (MTN)
0.44%	06/20/14	[3]	1,250,000	1,212,011
0.49%	01/08/16	[3]	6,000,000	5,669,287
0.56%	08/07/18	[3]	22,453,000	19,927,037

See accompanying notes to Schedule of Portfolio Investments.

32 / N-Q Report December 2010

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
0.67%	05/05/26	[3]	$5,820,000	$4,846,873
5.38%	10/20/16		5,880,000	6,355,559
General Electric Capital Corp. A (MTN)
6.75%	03/15/32		18,998,000	21,571,659
General Electric Capital Corp. E (MTN)
0.41%	03/20/14	[3]	30,100,000	28,683,434
General Electric Capital Corp. G (MTN)
6.88%	01/10/39		9,181,000	10,645,682
Goldman Sachs Group, Inc. (The)
0.47%	02/06/12	[3]	1,305,000	1,303,704
0.75%	03/22/16	[3]	6,255,000	5,915,060
0.79%	01/12/15	[3]	3,050,000	2,951,247
1.06%	12/05/11	[3]	30,365,000	30,609,712
5.95%	01/18/18		100,000	108,645
6.00%	06/15/20		21,330,000	23,024,174
6.15%	04/01/18		31,176,000	34,381,392
7.50%	02/15/19		43,271,000	50,685,053
Goldman Sachs Group, Inc. (The) (MTN)
6.00%	05/01/14		6,000,000	6,614,844
Goldman Sachs Group, Inc. B (The) (MTN)
0.69%	07/22/15	[3]	1,940,000	1,860,852
International Lease Finance Corp.
6.50%	09/01/14	[4]	24,060,000	25,383,300
6.75%	09/01/16	[4]	36,450,000	39,092,625
JPMorgan Chase Capital XIII M
1.25%	09/30/34	[3]	5,199,000	4,055,220
JPMorgan Chase Capital XXI U
1.24%	02/02/37	[3]	2,000,000	1,520,000
JPMorgan Chase Capital XXIII
1.29%	05/15/47	[3]	17,280,000	13,437,118
JPMorgan Chase Capital XXVII AA
7.00%	11/01/39		11,225,000	11,790,179
Lehman Brothers Holdings, Inc. (MTN)
0.00%	06/20/16	[3,6,7]	12,736,000	2,929,280
8.92%	02/16/17	[6,7]	7,103,000	1,633,690
11.00%	11/07/16	[3,6,7]	12,918,000	2,971,140
Lehman Brothers Holdings, Inc. H (MTN)
0.00%	11/30/10	[3,6,7]	6,812,000	1,566,760
MBNA Capital A
8.28%	12/01/26		7,744,000	7,898,880
MBNA Capital B
1.09%	02/01/27	[3]	29,710,000	21,094,100
MBNA Corp.
6.13%	03/01/13		7,355,000	7,900,844
Merrill Lynch & Co., Inc. (MTN)
6.05%	08/15/12		125,000	132,413
8.68%	05/02/17	[3]	4,155,000	4,445,850
8.95%	05/18/17	[3]	5,485,000	5,896,375
9.57%	06/06/17	[3]	11,517,000	12,668,700

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
Morgan Stanley
0.54%	01/18/11	[3]	$1,010,000	$1,010,097
0.65%	06/20/12	[3]	47,575,000	47,850,003
0.77%	10/15/15	[3]	1,615,000	1,515,942
4.20%	11/20/14		8,585,000	8,778,532
5.50%	07/24/20		29,045,000	29,383,490
6.00%	05/13/14		24,925,000	26,941,350
6.60%	04/01/12		680,000	727,096
Morgan Stanley (MTN)
0.74%	10/18/16	[3]	14,975,000	13,812,191
5.95%	12/28/17		125,000	132,444
6.25%	08/28/17		7,900,000	8,558,759
6.63%	04/01/18		7,570,000	8,223,579
Morgan Stanley G (MTN)
0.59%	01/09/14	[3]	2,970,000	2,867,894
5.63%	01/09/12		125,000	131,205
Pipeline Funding Co. LLC
7.50%	01/15/30	[4]	35,250,000	37,202,925
Power Receivable Finance LLC
6.29%	01/01/12	[4]	58,490	58,536
6.29%	01/01/12		80,676	81,827
Prime Property Funding II, Inc.
5.60%	06/15/11	[4]	125,000	126,499
Prudential Holdings LLC
8.70%	12/18/23	[4]	14,390,000	17,478,740
Raymond James Financial, Inc.
8.60%	08/15/19		9,233,000	10,959,525
Woodbourne Capital Trust I
2.73%	04/08/49	[4,5]	900,000	369,000
Woodbourne Capital Trust II
2.73%	04/08/49	[4,5]	1,525,000	625,250
Woodbourne Capital Trust III
2.73%	04/08/49	[4,5]	1,525,000	625,250
Woodbourne Capital Trust IV
2.73%	04/08/49	[4,5]	1,150,000	471,500
ZFS Finance USA Trust II
6.45%	12/15/65	[3,4]	2,775,000	2,757,656
ZFS Finance USA Trust IV
5.88%	05/09/32	[3,4]	21,972,000	21,524,430

				1,004,519,764

Food — 0.00%
JBS USA LLC/JBS USA Finance, Inc.
11.63%	05/01/14		500,000	587,500

Health Care — 0.30%
CHS/Community Health Systems, Inc.
8.88%	07/15/15		19,525,000	20,501,250
HCA, Inc. (WI)
8.50%	04/15/19		13,035,000	14,338,500

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2010 / 33

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
WellPoint, Inc.
5.88%	06/15/17		$125,000	$139,915

				34,979,665

Industrials — 0.16%
General Electric Co.
5.25%	12/06/17		16,828,000	18,202,309

Insurance — 1.35%
Fairfax Financial Holdings Ltd. (Canada)
7.75%	04/26/12	[2]	6,902,000	7,229,845
Farmers Exchange Capital
7.05%	07/15/28	[4]	17,126,000	16,793,310
7.20%	07/15/48	[4]	8,101,000	7,655,129
Farmers Insurance Exchange
8.63%	05/01/24	[4]	16,145,000	18,321,385
MetLife Capital Trust X
9.25%	04/08/38	[4]	11,500,000	13,570,000
MetLife, Inc.
2.38%	02/06/14		10,775,000	10,834,144
7.72%	02/15/19		6,487,000	7,976,759
Metropolitan Life Global Funding I
2.20%	06/10/11	[3,4]	13,300,000	13,413,196
Nationwide Mutual Insurance Co.
5.81%	12/15/24	[3,4]	12,403,000	11,216,963
6.60%	04/15/34	[4]	19,518,000	17,336,532
Pricoa Global Funding I
0.39%	01/30/12	[3,4]	15,690,000	15,604,458
5.45%	06/11/14	[4]	15,130,000	16,786,326

				156,738,047

Materials — 0.00%
Lyondell Chemical Co.
11.00%	05/01/18		441,113	501,766

Real Estate Investment Trust (REIT) — 2.01%
BRE Properties, Inc.
5.50%	03/15/17		100,000	106,404
Duke Realty LP
5.40%	08/15/14		1,250,000	1,324,961
6.25%	05/15/13		75,000	80,637
ERP Operating LP
5.75%	06/15/17		100,000	109,717
HCP, Inc.
5.65%	12/15/13		2,795,000	2,991,396
6.00%	01/30/17		16,320,000	17,090,418
6.45%	06/25/12		11,800,000	12,452,823
7.07%	06/08/15		125,000	139,589
HCP, Inc. (MTN)
5.95%	09/15/11		165,000	170,359

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
6.30%	09/15/16		$21,204,000	$22,868,768
6.70%	01/30/18		19,125,000	20,525,516
Health Care REIT, Inc.
4.70%	09/15/17		31,323,000	31,251,646
4.95%	01/15/21		5,675,000	5,483,610
6.13%	04/15/20		4,285,000	4,518,665
Healthcare Realty Trust, Inc.
5.75%	01/15/21		20,925,000	21,021,299
Highwoods Properties, Inc.
7.50%	04/15/18		6,795,000	7,594,683
Post Apartment Homes LP
4.75%	10/15/17		21,785,000	20,973,069
Shurgard Storage Centers LLC
5.88%	03/15/13		624,000	671,607
7.75%	02/22/11		7,200,000	7,275,686
Simon Property Group LP
6.13%	05/30/18		1,290,000	1,452,078
UDR, Inc.
6.05%	06/01/13		3,590,000	3,828,516
UDR, Inc. (MTN)
5.00%	01/15/12		2,845,000	2,927,619
UDR, Inc. E (MTN)
5.13%	01/15/14		7,075,000	7,444,508
WEA Finance LLC
7.13%	04/15/18	[4]	36,800,000	42,395,072

				234,698,646

Services — 0.01%
Mobile Mini, Inc.
6.88%	05/01/15		750,000	765,000

Transportation — 1.18%
American Airlines Pass-Through Trust 2001-02
6.98%	04/01/11		7,470	7,545
Continental Airlines Pass-Through Trust 1997-4 A
6.90%	01/02/18		3,032,426	3,221,952
Continental Airlines Pass-Through Trust 1999-2 A-1
7.26%	03/15/20		6,748,352	7,313,526
Continental Airlines Pass-Through Trust 2007-1 A
5.98%	04/19/22		4,716,998	4,991,244
Continental Airlines Pass-Through Trust 2007-1 B
6.90%	04/19/22		2,455,712	2,504,826
Continental Airlines Pass-Through Trust 2009-2 A
7.25%	11/10/19		4,351,376	4,889,858

See accompanying notes to Schedule of Portfolio Investments.

34 / N-Q Report December 2010

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Transportation (continued)
Delta Air Lines, Inc.
9.50%	09/15/14	[4]	$3,547,000	$3,861,796
Delta Air Lines, Inc. 2001 A2
7.11%	09/18/11		7,898,000	8,154,685
Delta Air Lines, Inc. 2002 G1
6.72%	01/02/23		19,358,767	19,842,736
Delta Air Lines, Inc. 2002 G2
6.42%	07/02/12		9,370,000	9,768,225
Northwest Airlines, Inc. 2001 1 A1
7.04%	04/01/22		3,031,650	3,198,391
Northwest Airlines, Inc. 2001 1 A2
6.84%	04/01/11		23,530,000	23,765,300
UAL Pass-Through Trust 2009-2 A
9.75%	01/15/17		20,414,513	23,527,726
US Airways 2010-1 A Pass-Through Trust
6.25%	04/22/23		22,875,000	22,817,813

				137,865,623

Total Corporates
(Cost $2,521,571,611)				2,690,357,742

BANK LOANS — 0.97%*
Communications — 0.36%
Charter Communications, Inc. Term Loan 3rd Lien
2.76%	09/06/14	[3,8]	1,000,000	966,458
Dex Media West LLC Term Loan
7.00%	10/24/14	[3,8]	1,793,982	1,639,572
Intelsat Jackson Holdings Term Loan B, 1st Lien
0.00%	04/03/18	[3,8]	16,000,000	16,177,088
Visant Corp. Tranche B Term Loan
7.00%	12/22/16	[3,8]	22,443,750	22,726,631

				41,509,749

Consumer Discretionary — 0.01%
Tribune 1st Lien Term Loan B
0.00%	06/04/14	[3,6,7,8]	1,500,000	1,043,035

Electric — 0.10%
Calpine New Development Holdings LLC
7.00%	07/01/17	[3,8]	9,379,249	9,549,980
TXU Energy Term Loan B1
3.76%	10/10/14	[3,8]	982,234	761,175
TXU Energy Term Loan B3
3.76%	10/10/14	[3,8]	2,419,962	1,871,759

				12,182,914

Finance — 0.10%
CIT Group, Inc. 3-DD 1st Lien Term Loan
6.25%	08/11/15	[3,8]	9,000,000	9,193,122

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Finance (continued)
Kelson 2nd Lien (PIK)
6.80%	03/08/14	[3,8]	$2,295,710	$2,106,314

				11,299,436

Gaming — 0.21%
Harrah’s Entertainment, Inc. Term Loan B2
3.29%	01/28/15	[3,8]	22,750,000	20,631,406
Harrah’s Entertainment, Inc. Term Loan B3
0.00%	01/28/15		1,987,414	1,799,697
Harrah’s Operating Co., Inc. Term Loan
3.29%	01/28/15	[3,8]	2,000,000	1,811,094

				24,242,197

Health Care — 0.18%
HCA Term Loan A
1.55%	11/17/12	[3,8]	20,950,678	20,672,432

Insurance — 0.00%
Asurion Corp. Term Loan
3.27%	07/07/14	[3,8]	740,625	704,635

Services — 0.01%
Cengage Learning Term Loan B
2.55%	07/03/14	[3,8]	1,935,000	1,824,947

Transportation — 0.00%
Delta Air Lines, Inc. Term Loan 1st Lien
1.95%	04/30/12	[3,8]	237,551	233,592

Total Bank Loans
(Cost $110,628,896)				113,712,937

MORTGAGE-BACKED — 56.55%**
Commercial Mortgage-Backed — 7.84%
Banc of America Commercial Mortgage, Inc. 2001-1 A2
6.50%	04/15/36		14,032,761	14,080,075
Banc of America Commercial Mortgage, Inc. 2002-PB2 A4
6.19%	06/11/35		11,709,764	12,125,987
Banc of America Commercial Mortgage, Inc. 2005-3 A3A
4.62%	07/10/43		350,000	362,329
Bayview Commercial Asset Trust 2006-3A A1
0.51%	10/25/36	[3,4]	6,754,214	4,505,027
Bayview Commercial Asset Trust 2006-4A A1
0.49%	12/25/36	[3,4]	329,951	252,380
Bayview Commercial Asset Trust 2007-1 A1
0.48%	03/25/37	[3,4]	3,840,591	3,059,114
Bayview Commercial Asset Trust 2007-2A A1
0.53%	07/25/37	[3,4]	20,118,380	15,316,736
Bayview Commercial Asset Trust 2007-3 A1
0.50%	07/25/37	[3,4]	3,590,446	2,775,546

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2010 / 35

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Bear Stearns Commercial Mortgage Securities 2002-PBW1 A2
4.72%	11/11/35	[3]	$25,050,000	$26,057,458
Bear Stearns Commercial Mortgage Securities, Inc. 2001-TOP4 A3
5.61%	11/15/33		23,501,174	23,901,429
Bear Stearns Commercial Mortgage Securities, Inc. 2003-PWR2 A4
5.19%	05/11/39	[3]	39,006,000	41,638,570
Bear Stearns Commercial Mortgage Securities, Inc. 2003-T12 A4
4.68%	08/13/39	[3]	6,225,000	6,572,963
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A4A
5.14%	10/12/42	[3]	48,825,000	52,668,118
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW13 A4
5.54%	09/11/41		3,165,000	3,401,006
Citigroup Commercial Mortgage Trust 2007-C6 A4
5.70%	12/10/49	[3]	14,440,000	15,458,680
Citigroup/Deutsche Bank Commercial Mortgage Trust 2007-CD4 A4
5.32%	12/11/49		16,645,000	17,278,850
Citigroup/Deutsche Bank Commercial Mortgage Trust 2007-CD5 A4
5.89%	11/15/44	[3]	1,925,000	2,057,333
Commercial Mortgage Asset Trust 1999-C1 A4
6.98%	01/17/32	[3]	28,775,600	31,062,929
Credit Suisse First Boston Mortgage Securities Corp. 2001-CKN5 A4
5.44%	09/15/34		56,975,990	57,900,847
Credit Suisse First Boston Mortgage Securities Corp. 2002-CKS4 A2
5.18%	11/15/36		3,370,000	3,515,159
Credit Suisse First Boston Mortgage Securities Corp. 2003-CK2 A4
4.80%	03/15/36		10,000,000	10,522,789
Credit Suisse First Boston Mortgage Securities, Corp. 2002-CP3 A3
5.60%	07/15/35		6,945,000	7,279,434
Credit Suisse Mortgage Capital Certificates 2006-C1 A3
5.54%	02/15/39	[3]	350,000	369,634
Credit Suisse Mortgage Capital Certificates 2006-C5 A3
5.31%	12/15/39		22,527,500	23,496,831
First Union National Bank-Bank of America Commercial Mortgage Trust 2001-C1 A2
6.14%	03/15/33		3,176,919	3,174,178

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
GE Capital Commercial Mortgage Corp. 2007-C1 A1
3.88%	12/10/49		$17,306,259	$17,294,477
GMAC Commercial Mortgage Securities, Inc. 1998-C2 X (IO)
0.95%	05/15/35	[3,5]	27,370,801	1,008,882
GMAC Commercial Mortgage Securities, Inc. 2002-C1 A2
6.28%	11/15/39		38,785,413	39,825,506
GMAC Commercial Mortgage Securities, Inc. 2002-C2 A3
5.71%	10/15/38		4,050,000	4,214,920
Greenwich Capital Commercial Funding Corp. 2002-C1 A4
4.95%	01/11/35		34,500,000	36,124,274
Greenwich Capital Commercial Funding Corp. 2004-GG1 A7
5.32%	06/10/36	[3]	56,758,999	61,267,179
Greenwich Capital Commercial Funding Corp. 2006-GG7 A4
5.88%	07/10/38	[3]	52,354,554	57,189,000
Greenwich Capital Commercial Funding Corp. 2007-GG9 A4
5.44%	03/10/39		74,275,000	78,365,607
JPMorgan Chase Commercial Mortgage Securities Corp. 2001-CIB3 A3
6.47%	11/15/35		4,786,914	4,915,719
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C2 A2
5.05%	12/12/34		2,340,000	2,465,916
JPMorgan Chase Commercial Mortgage Securities Corp. 2003-ML1A A2
4.77%	03/12/39		6,065,000	6,369,564
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP7 A4
5.87%	04/15/45	[3]	33,110,000	36,253,695
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-CB18 A4
5.44%	06/12/47		3,065,000	3,216,588
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-CB19 A4
5.74%	02/12/49	[3]	17,773,000	18,910,428
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD12 A4
5.88%	02/15/51	[3]	22,235,000	23,578,935
LB-UBS Commercial Mortgage Trust 2003-C8 A4
5.12%	11/15/32	[3]	320,000	342,201
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 A3
5.17%	12/12/49	[3]	32,840,000	34,039,166

See accompanying notes to Schedule of Portfolio Investments.

36 / N-Q Report December 2010

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 ASB
5.13%	12/12/49	[3]	$25,000,000	$26,285,253
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-7 A4
5.75%	06/12/50	[3]	19,426,500	20,050,205
Morgan Stanley Capital I 2006-T21 A4
5.16%	10/12/52	[3]	16,160,000	17,252,565
Morgan Stanley Capital I 2007-IQ16 A4
5.81%	12/12/49		30,007,500	32,112,301
Prudential Commercial Mortgage Trust 2003-PWR1 A1
3.67%	02/11/36		4,972,891	4,991,090
Prudential Mortgage Capital Funding LLC 2001-ROCK A2
6.61%	05/10/34		1,332,283	1,339,273
Salomon Brothers Mortgage Securities VII, Inc. 2002-KEY2 A3
4.87%	03/18/36		415,000	432,127
TIAA Seasoned Commercial Mortgage Trust 2007-C4 A3
6.05%	08/15/39	[3]	3,115,000	3,427,018
Wachovia Bank Commercial Mortgage Trust 2006-C28 A4
5.57%	10/15/48		1,980,000	2,076,479

				912,181,770

Non-Agency Mortgage-Backed — 16.11%
Aames Mortgage Trust 2002-1 A3 (STEP)
6.90%	06/25/32		69,156	54,407
ABFS Mortgage Loan Trust 2002-2 A7 (STEP)
5.72%	07/15/33		1,123	1,122
Adjustable Rate Mortgage Trust 2007-1 5A1
0.41%	03/25/37	[3]	16,108,870	7,214,196
American Home Mortgage Assets 2007-1 A1
1.03%	02/25/47	[3]	87,409,848	44,246,358
American Home Mortgage Assets 2007-4 A2
0.45%	08/25/37	[3]	34,366,861	24,909,393
American Home Mortgage Investment Trust 2006-1 2A3
2.21%	12/25/35	[3]	331,050	231,336
Amresco Residential Securities Mortgage Loan Trust 1998-1 A5 (STEP)
7.57%	10/25/27		171,355	179,190
Argent Securities, Inc. 2005-W4 A2C
0.56%	02/25/36	[3]	10,435,350	10,388,897
Argent Securities, Inc. 2005-W5 A2D
0.58%	01/25/36	[3]	26,678,000	12,822,821
Asset Backed Funding Certificates 2006-HE1 A2C
0.42%	01/25/37	[3]	6,155,000	2,589,347

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Asset Backed Funding Certificates 2007-WMC1 A2B
1.26%	06/25/37	[3]	$41,977,000	$21,270,229
Banc of America Funding Corp. 2003-2 1A1
6.50%	06/25/32		95,247	99,593
Banc of America Funding Corp. 2007-8 2A1
7.00%	10/25/37		25,057,676	19,128,241
Banc of America Mortgage Securities, Inc. 2005-E 2A6
2.87%	06/25/35	[3]	100,000	92,866
Banc of America Mortgage Securities, Inc. 2006-B 4A1
6.17%	11/20/46	[3]	14,540,523	12,839,005
Banco de Credito Y Securitizacion SA 2001-1 AF (Argentina)
8.00%	05/31/10	[2,4,5]	456,456	36,516
Bayview Financial Acquisition Trust 2005-B 1A3 (STEP)
4.89%	04/28/39		2,172,573	2,098,817
Bayview Financial Acquisition Trust 2005-D AF3
5.50%	12/28/35	[3]	390,000	370,408
BCAP LLC Trust 2007-AAA2 2A5
6.00%	04/25/37		1,056,928	795,641
Bear Stearns Adjustable Rate Mortgage Trust 2003-4 3A1
5.01%	07/25/33	[3]	186,933	190,274
Bear Stearns Alt-A Trust 2005-4 21A1
3.01%	05/25/35	[3]	29,259,364	19,634,288
Bear Stearns Alt-A Trust 2006-3 1A1
0.45%	05/25/36	[3]	5,108,357	2,654,162
Bear Stearns Alt-A Trust 2006-3 23A1
4.97%	05/25/36	[3]	5,426,890	3,376,758
Bear Stearns Asset Backed Securities Trust 2002-1 1A5 (STEP)
6.89%	12/25/34		72,928	71,212
Bear Stearns Asset Backed Securities Trust 2006-HE10 1A2
0.46%	12/25/36	[3]	23,770,000	15,171,143
BHN I Mortgage Fund 1997-2 A1 (Argentina)
1.71%	05/31/17	[2,3,4,5,6,7]	13,760	1,357
BHN I Mortgage Fund 1997-2 A2 (Argentina)
7.54%	05/31/17	[2,4,5,6,7]	2,500	247
BHN I Mortgage Fund 2000-1 AF (Argentina)
8.00%	03/31/11	[2,4,5]	6,000	592
BlackRock Capital Finance LP 1997-R2 AP
1.21%	12/25/35	[3,4,5]	3,645	3,647
BNC Mortgage Loan Trust 2007-1 A3
0.36%	03/25/37	[3]	12,881,000	9,175,684
Centex Home Equity 2006-A AV3
0.42%	06/25/36	[3]	13,717,998	12,408,958

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2010 / 37

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Centex Home Equity 2006-A AV4
0.51%	06/25/36	[3]	$100,000	$66,129
Chase Mortgage Finance Corp. 2005-A1 2A3
2.95%	12/25/35	[3]	1,710,000	1,450,295
Chase Mortgage Finance Corp. 2007-A2 2A3
3.06%	07/25/37	[3]	16,393,295	15,897,422
Chaseflex Trust 2005-2 4A2
5.50%	05/25/20		19,435,511	19,113,876
Chevy Chase Mortgage Funding Corp. 2004-1A A1
0.54%	01/25/35	[3,4]	2,408,961	1,910,710
Citicorp Residential Mortgage Securities, Inc. 2007-1 A5 (STEP)
6.05%	03/25/37		620,000	497,111
Citigroup Mortgage Loan Trust, Inc. 2004-RR2 A2
4.72%	05/25/34	[3,4]	19,094,440	18,597,135
Citigroup Mortgage Loan Trust, Inc. 2006-AMC1 A2B
0.42%	09/25/36	[3]	436,843	205,046
Citigroup Mortgage Loan Trust, Inc. 2006-NC1 A2D
0.51%	08/25/36	[3]	33,850,000	14,803,197
Citigroup Mortgage Loan Trust, Inc. 2007-AMC4 A2B
0.40%	05/25/37	[3]	21,600,000	11,779,387
Citigroup Mortgage Loan Trust, Inc. 2007-WFH1 A4
0.46%	01/25/37	[3]	28,000	14,471
Citigroup Mortgage Loan Trust, Inc. 2007-WFH2 A3
0.44%	03/25/37	[3]	34,403,000	21,256,530
Collateralized Mortgage Obligation Trust 57 D
9.90%	02/01/19		4,594	5,131
Conseco Finance 2001-C A5 (STEP)
7.29%	08/15/33		3,827,077	3,892,895
Conseco Finance 2001-D A5
6.19%	11/15/32	[3]	138,122	141,396
Conseco Finance 2002-C BF2
8.00%	06/15/32	[3,4]	513,087	395,682
Conseco Financial Corp. 1996-7 M1
7.70%	10/15/27	[3]	19,007,000	19,481,926
Conseco Financial Corp. 1998-2 A5
6.24%	12/01/28	[3]	214,279	212,574
Conseco Financial Corp. 1998-6 A7
6.45%	06/01/30		21,623	21,627
Countrywide Alternative Loan Trust 2004-J6 2A1
6.50%	11/25/31		45,093	47,256

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Countrywide Alternative Loan Trust 2005-27 2A1
1.68%	08/25/35	[3]	$9,397,468	$5,248,443
Countrywide Alternative Loan Trust 2005-36 2A1A
0.57%	08/25/35	[3]	310,164	165,956
Countrywide Alternative Loan Trust 2005-43 4A1
5.59%	10/25/35	[3]	396,842	308,609
Countrywide Alternative Loan Trust 2005-59 1A1
0.59%	11/20/35	[3]	230,175	142,072
Countrywide Alternative Loan Trust 2006-46 A4
6.00%	02/25/47		7,839,095	6,341,626
Countrywide Alternative Loan Trust 2006-OA10 1A1
1.30%	08/25/46	[3]	6,094,078	3,395,407
Countrywide Alternative Loan Trust 2006-OA14 3A1
1.18%	11/25/46	[3]	896,889	464,816
Countrywide Alternative Loan Trust 2006-OA17 1A1A
0.46%	12/20/46	[3]	40,694,988	21,430,632
Countrywide Alternative Loan Trust 2006-OA18 A1
0.38%	12/25/46	[3]	40,915,769	24,273,485
Countrywide Alternative Loan Trust 2006-OA22 A1
0.42%	02/25/47	[3]	1,211,794	791,894
Countrywide Alternative Loan Trust 2006-OA8 1A1
0.45%	07/25/46	[3]	28,297,340	16,301,257
Countrywide Alternative Loan Trust 2007-22 2A16
6.50%	09/25/37		53,405,247	38,042,213
Countrywide Asset-Backed Certificates 2005-12 2A5
5.25%	02/25/36	[3]	13,194,575	12,839,318
Countrywide Asset-Backed Certificates 2006-18 2A2
0.42%	03/25/37	[3]	16,400,213	12,435,609
Countrywide Asset-Backed Certificates 2007-10 2A2
0.38%	06/25/47	[3]	21,641,000	18,090,952
Countrywide Asset-Backed Certificates 2007-13 2A2
1.06%	10/25/47	[3]	16,786,158	12,200,028
Countrywide Asset-Backed Certificates 2007-3 2A1
0.36%	05/25/47	[3]	11,013,250	10,559,003

See accompanying notes to Schedule of Portfolio Investments.

38 / N-Q Report December 2010

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Countrywide Asset-Backed Certificates 2007-4 A1A
0.38%	09/25/37	[3]	$8,931,608	$8,639,736
Countrywide Asset-Backed Certificates 2007-5 2A2
0.43%	09/25/47	[3]	127,000	101,632
Countrywide Asset-Backed Certificates 2007-7 2A2
0.42%	10/25/47	[3]	22,307,000	19,933,627
Countrywide Asset-Backed Certificates 2007-9 2A1
0.32%	06/25/47	[3]	54,345	52,465
Countrywide Home Loan Mortgage Pass-Through Trust 2001-HYB1 1A1
2.30%	06/19/31	[3]	53,292	52,951
Countrywide Home Loan Mortgage Pass-Through Trust 2004-14 4A1
5.02%	08/25/34	[3]	7,755,885	7,711,095
Countrywide Home Loan Mortgage Pass-Through Trust 2005-HYB5 4A1
4.96%	09/20/35	[3]	10,463,740	7,271,713
Countrywide Home Loan Mortgage Pass-Through Trust 2007-HY3 2A1
5.46%	06/25/47	[3]	39,027,827	30,172,452
Credit Suisse First Boston Mortgage Securities Corp. 2001-MH29 A (STEP)
5.60%	09/25/31		103,258	105,482
Credit Suisse First Boston Mortgage Securities Corp. 2003-AR20 2A4
2.70%	08/25/33	[3]	66,382	59,792
Credit Suisse Mortgage Capital Certificates 2006-6 2A1
0.86%	07/25/36	[3]	209,324	93,806
Credit-Based Asset Servicing and Securitization LLC 2003-CB4 M1
0.95%	03/25/33	[3]	10,801,619	9,517,993
Credit-Based Asset Servicing and Securitization LLC 2006-CB6 A23
0.41%	07/25/36	[3]	24,475,000	17,545,273
Credit-Based Asset Servicing and Securitization LLC 2006-CB8 A2B
0.37%	10/25/36	[3]	11,240,000	9,758,399
Credit-Based Asset Servicing and Securitization LLC 2006-CB9 A3
0.41%	11/25/36	[3]	10,300,000	4,374,405
Deutsche ALT-A Securities, Inc. 2005-3 4A5
5.25%	06/25/35		65,064	61,249
DLJ Mortgage Acceptance Corp. 1996-QA S (IO)
3.26%	01/25/26	[3,4,5]	83,799	52
Downey Savings & Loan Association Mortgage Loan Trust 2007-AR1 2A1A
0.40%	04/19/48	[3]	4,102,175	2,844,748

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Ellington Loan Acquisition Trust 2007-2 A2C
1.36%	05/25/37	[3,4]	$5,106,000	$3,073,398
Equity One ABS, Inc. 1998-1 A2 (STEP)
7.48%	11/25/29		72,498	68,137
First Franklin Mortgage Loan Asset Backed Certificates 2005-FFH2 M1
0.74%	04/25/35	[3,4]	5,308,133	5,087,089
First Franklin Mortgage Loan Asset Backed Certificates 2007-FF1 A2C
0.40%	01/25/38	[3]	73,000,000	34,710,661
First Horizon Alternative Mortgage Securities 2004-AA3 A1
2.55%	09/25/34	[3]	114,658	96,778
First Horizon Asset Securities, Inc. 2004-AR5 2A1
2.88%	10/25/34	[3]	20,502	20,051
First Horizon Asset Securities, Inc. 2005-AR6 2A1B
3.22%	01/25/36	[3]	26,990,000	20,025,975
First Union Home Equity Loan Trust 1997-3 B
7.39%	03/25/29		91,796	13,776
Fremont Home Loan Trust 2005-C M1
0.74%	07/25/35	[3]	12,900,000	11,968,323
Fremont Home Loan Trust 2006-3 2A4
0.50%	02/25/37	[3]	12,106,000	5,288,833
Fremont Home Loan Trust 2006-C 2A2
0.41%	10/25/36	[3]	50,426,628	24,312,316
GMAC Mortgage Corp. Loan Trust 2000-HE2 A1
0.70%	06/25/30	[3]	305,892	174,607
Green Tree 2008-MH1 A2
8.97%	04/25/38	[3,4]	15,000,000	16,817,297
GSAA Trust 2005-7 AF3
4.75%	05/25/35	[3]	41,377,454	35,544,433
GSAA Trust 2006-16 A1
0.32%	10/25/36	[3]	11,328,525	5,995,361
GSAA Trust 2006-19 A1
0.35%	12/25/36	[3]	9,317,931	4,677,331
GSAA Trust 2007-4 A1
0.36%	03/25/37	[3]	6,387,044	3,210,821
GSAMP Trust 2006-FM1 A2C
0.42%	04/25/36	[3]	30,166,626	20,490,907
GSAMP Trust 2007-NC1 A2B
0.36%	12/25/46	[3]	25,000,000	11,434,663
GSR Mortgage Loan Trust 2007-AR2 2A1
3.28%	05/25/47	[3]	10,367,164	7,842,796
Harborview Mortgage Loan Trust 2005-4 2A
2.95%	07/19/35	[3]	1,722,611	1,125,735

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2010 / 39

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Harborview Mortgage Loan Trust 2007-7 2A1A
1.26%	11/25/47	[3]	$2,125,120	$1,518,848
Home Equity Asset Trust 2007-1 2A1
0.32%	05/25/37	[3]	51,071	49,454
HSBC Home Equity Loan Trust 2006-1 A1
0.42%	01/20/36	[3]	20,010,124	18,492,116
HSBC Home Equity Loan Trust 2007-3 A4
1.76%	11/20/36	[3]	9,985,000	7,237,812
HSBC Home Equity Loan Trust 2007-3 APT
1.46%	11/20/36	[3]	30,749,581	28,423,391
HSI Asset Securitization Corp. Trust 2006-OPT2 2A3
0.45%	01/25/36	[3]	10,767,254	10,083,598
IndyMac Index Mortgage Loan Trust 2004-AR5 2A1B
1.06%	08/25/34	[3]	59,360	42,252
IndyMac Index Mortgage Loan Trust 2004-AR6 6A1
5.51%	10/25/34	[3]	556,556	508,975
IndyMac Index Mortgage Loan Trust 2004-AR7 A2
1.12%	09/25/34	[3]	183,447	126,218
IndyMac Index Mortgage Loan Trust 2004-AR8 2A2A
0.66%	11/25/34	[3]	102,757	70,411
IndyMac Index Mortgage Loan Trust 2005-AR18 2A1A
0.57%	10/25/36	[3]	396,926	258,148
IndyMac Index Mortgage Loan Trust 2006-AR19 1A2
5.54%	08/25/36	[3]	33,334,139	16,830,457
IndyMac Index Mortgage Loan Trust 2007-AR5 3A1
5.11%	05/25/37	[3]	13,260,945	7,631,044
IndyMac Manufactured Housing Contract 1997-1 A3
6.61%	02/25/28		515,869	474,393
IndyMac Residential Asset Backed Trust 2007-A 2A4A
0.58%	04/25/47	[3]	6,256,000	2,921,227
JPMorgan Alternative Loan Trust 2006-A6 2A5
6.05%	11/25/36	[3]	360,000	240,179
JPMorgan Alternative Loan Trust 2007-A1 2A1
5.90%	03/25/37	[3]	6,954,563	4,089,137
JPMorgan Alternative Loan Trust 2007-A2 12A2
0.36%	06/25/37	[3]	5,898,643	5,535,021

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
JPMorgan Mortgage Acquisition Corp. 2006-CH2 AV4
0.40%	10/25/36	[3]	$16,000,000	$7,124,736
JPMorgan Mortgage Acquisition Corp. 2006-FRE1 A3
0.45%	05/25/35	[3]	11,939,903	11,028,327
JPMorgan Mortgage Acquisition Corp. 2007-CH1 AF6 (STEP)
5.50%	10/25/36		648,400	581,261
JPMorgan Mortgage Acquisition Corp. 2007-CH3 A4
0.47%	03/25/37	[3]	1,310,000	595,208
JPMorgan Mortgage Acquisition Corp. 2007-Ch4 A4
0.42%	05/25/37	[3]	10,000,000	4,709,630
JPMorgan Mortgage Acquisition Corp. 2007-CH5 A3
0.37%	05/25/37	[3]	300,000	227,119
JPMorgan Mortgage Acquisition Corp. 2007-HE1 AF2 (STEP)
6.04%	03/25/47		2,480,000	1,434,674
JPMorgan Mortgage Trust 2003-A2 2A3
4.68%	11/25/33	[3]	705,000	720,342
JPMorgan Mortgage Trust 2005-A5 3A2
5.35%	08/25/35	[3]	167,596	166,271
JPMorgan Mortgage Trust 2005-A5 TA1
5.42%	08/25/35	[3]	1,911,544	1,896,080
JPMorgan Mortgage Trust 2006-A2 2A2
5.72%	04/25/36	[3]	1,475,000	1,244,351
JPMorgan Mortgage Trust 2006-A2 2A4
5.72%	04/25/36	[3]	17,325,000	14,247,318
JPMorgan Mortgage Trust 2006-A3 3A3
5.72%	05/25/36	[3]	4,000,000	3,306,206
JPMorgan Mortgage Trust 2006-A3 3A4
5.72%	05/25/36	[3]	23,500,000	19,111,241
Lehman XS Trust 2006-GP1 A4A
0.59%	05/25/46	[3]	32,472,070	8,549,997
Lehman XS Trust 2007-15N 2A1
0.51%	08/25/37	[3]	58,158,152	40,240,207
Lehman XS Trust 2007-16N 2A2
1.11%	09/25/47	[3]	457,282	291,200
LLB Financial (TBA)
4.00%	01/25/41		44,450,000	43,949,937
MASTR Adjustable Rate Mortgages Trust 2003-6 4A2
5.18%	01/25/34	[3]	281,859	267,336
MASTR Adjustable Rate Mortgages Trust 2004-13 3A7A
2.90%	11/21/34	[3]	440,000	420,539

See accompanying notes to Schedule of Portfolio Investments.

40 / N-Q Report December 2010

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
MASTR Adjustable Rate Mortgages Trust 2004-5 3A1
2.84%	06/25/34	[3]	$2,180	$1,823
MASTR Adjustable Rate Mortgages Trust 2007-3 22A5
0.60%	05/25/47	[3]	735,000	106,789
MASTR Asset Backed Securities Trust 2006-AM3 A4
0.50%	10/25/36	[3]	5,000,000	2,157,570
MASTR Asset Backed Securities Trust 2007-HE1 A3
0.47%	05/25/37	[3]	441,000	214,897
MASTR Asset Backed Securities Trust 2007-HE1 A4
0.54%	05/25/37	[3]	10,000,000	4,658,740
MASTR Asset Securitization Trust 2002-8 1A1
5.50%	12/25/17		60,941	62,957
MASTR Seasoned Securities Trust 2004-1 4A1
2.99%	10/25/32	[3]	72,662	70,040
MASTR Seasoned Securities Trust 2004-2 A2
6.50%	08/25/32		3,394,733	3,535,778
Merrill Lynch Alternative Note Asset 2007-AF1 AV1
5.30%	06/25/37	[3]	7,228,348	4,163,070
Merrill Lynch First Franklin Mortgage Loan Trust 2007-1 A2C
0.51%	04/25/37	[3]	14,700,000	7,253,237
Merrill Lynch First Franklin Mortgage Loan Trust 2007-3 A2C
0.44%	06/25/37	[3]	273,800	131,294
Mid-State Trust 11 A1
4.86%	07/15/38		476,767	477,828
Mid-State Trust 2004-1 A
6.01%	08/15/37		59,871	59,205
Mid-State Trust 2005-1 A
5.75%	01/15/40		31,365,348	29,598,152
Mid-State Trust 2006-1 A
5.79%	10/15/40	[4]	21,341,491	20,141,519
Mid-State Trust 6 A1
7.34%	07/01/35		69,370	72,623
Morgan Stanley ABS Capital I 2005-HE3 M1
0.75%	07/25/35	[3]	2,614,038	2,592,185
Morgan Stanley ABS Capital I 2006-HE5 A2C
0.40%	08/25/36	[3]	9,015,000	6,346,335
Morgan Stanley ABS Capital I 2006-NC5 A2D
0.49%	10/25/36	[3]	12,100,000	4,682,591
Morgan Stanley ABS Capital I 2007-HE2 A2B
0.35%	01/25/37	[3]	110,000	55,915

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Morgan Stanley ABS Capital I 2007-HE6 A3
0.44%	05/25/37	[3]	$49,270,000	$18,434,863
Morgan Stanley ABS Capital, Inc. 2006-HE5 A2D
0.51%	08/25/36	[3]	48,700,000	22,260,234
Morgan Stanley Home Equity Loan Trust 2006-3 A4
0.52%	04/25/36	[3]	10,000,000	4,311,869
Morgan Stanley Mortgage Loan Trust 2006-7 5A2
5.96%	06/25/36	[3]	297,743	174,332
Morgan Stanley Mortgage Loan Trust 2007-10XS A18
6.00%	07/25/47	[3]	21,369,751	16,247,977
Morgan Stanley Mortgage Loan Trust 2007-15AR 2A1
5.19%	11/25/37	[3]	11,242,276	7,758,764
Morgan Stanley Mortgage Loan Trust 2007-2AX 2A1
0.35%	12/25/36	[3]	10,794,161	5,343,865
Morgan Stanley Mortgage Loan Trust 2007-7AX 2A1
0.38%	04/25/37	[3]	10,714,778	5,220,449
Nationstar Home Equity Loan Trust 2007-C 2AV4
0.51%	06/25/37	[3]	7,760,000	4,027,921
Nomura Asset Acceptance Corp. 2006-AR4 A1A
0.43%	12/25/36	[3]	959,290	460,439
Novastar Home Equity Loan 2005-1 M4
0.94%	06/25/35	[3]	20,000,000	14,778,950
Oakwood Mortgage Investors, Inc. 1998-A A4
6.20%	05/15/28		11,561	11,694
Oakwood Mortgage Investors, Inc. 1998-B A4
6.35%	03/15/17		46,486	46,625
Ocwen Residential MBS Corp. 1998-R2 AP
11.49%	11/25/34	[3,4]	22,784	14,826
Option One Mortgage Loan Trust 2007-1 2A3
0.40%	01/25/37	[3]	19,278,000	8,110,669
Option One Mortgage Loan Trust 2007-6 2A4
0.51%	07/25/37	[3]	100,000	42,906
Popular ABS Mortgage Pass-Through Trust 2005-3 AF6 (STEP)
4.76%	07/25/35		4,502,877	4,487,427
Popular ABS Mortgage Pass-Through Trust 2007-A A3
0.57%	06/25/47	[3]	21,877,500	10,864,738
Residential Accredit Loans, Inc. 2003-QS3 A4
5.50%	02/25/18		121,668	123,124
Residential Accredit Loans, Inc. 2007-QO4 A1
0.46%	05/25/47	[3]	25,134,103	14,895,211

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2010 / 41

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Asset Mortgage Products, Inc. 2003-RS10 AI6 (STEP)
5.86%	11/25/33		$204,841	$170,852
Residential Asset Mortgage Products, Inc. 2003-RS11 AI6A (STEP)
5.98%	12/25/33		340,598	322,508
Residential Asset Mortgage Products, Inc. 2004-RS12 MII2
1.06%	12/25/34	[3]	2,749,612	2,575,387
Residential Asset Mortgage Products, Inc. 2004-SL1 A8
6.50%	11/25/31		161,005	161,822
Residential Asset Mortgage Products, Inc. 2004-SL3 A2
6.50%	12/25/31		151,054	150,153
Residential Asset Securitization Trust 2004-IP2 2A1
2.79%	12/25/34	[3]	50,930	49,576
Residential Funding Mortgage Securities II, Inc. 1999-HI6 AI7 (STEP)
8.60%	09/25/29		369,036	335,772
Residential Funding Mortgage Securities II, Inc. 2000-HI1 AI7 (STEP)
8.79%	02/25/25		277,954	279,257
Resmae Mortgage Loan Trust 2006-1 A1B
0.53%	02/25/36	[3,4]	4,355,316	374,967
Ryland Mortgage Securities Corp. 1994-5 A2
3.66%	10/25/23	[3]	112,291	115,333
Ryland Mortgage Securities Corp. 1994-5 M3
3.66%	10/25/23	[3]	285,527	235,707
Saxon Asset Securities Trust 2005-2 M1
0.68%	10/25/35	[3]	32,400,000	28,541,419
Saxon Asset Securities Trust 2007-1 A2C
0.41%	01/25/47	[3]	8,135,000	5,019,773
Securitized Asset Backed Receivables LLC Trust 2005-FR3 M1
0.73%	04/25/35	[3]	4,145,016	3,949,995
Securitized Asset Backed Receivables LLC Trust 2006-HE2 A2C
0.41%	07/25/36	[3]	15,053,000	5,213,307
Securitized Asset Backed Receivables LLC Trust 2007-BR2 A2
0.49%	02/25/37	[3]	45,666,845	21,949,929
Securitized Asset Backed Receivables LLC Trust 2007-BR3 A2B
0.48%	04/25/37	[3]	26,450,000	11,322,338
Securitized Asset Backed Receivables LLC Trust 2007-NC1 A2B
0.41%	12/25/36	[3]	38,713,882	17,090,127
Securitized Asset Backed Receivables LLC Trust 2007-NC2 A2B
0.40%	01/25/37	[3]	160,000	77,767

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
SG Mortgage Securities Trust 2006-FRE1 A1B
0.53%	02/25/36	[3]	$2,906,573	$1,880,749
SG Mortgage Securities Trust 2006-FRE1 A2B
0.44%	02/25/36	[3]	13,555,934	7,375,309
SG Mortgage Securities Trust 2006-OPT2 A3C
0.41%	10/25/36	[3]	12,348,460	4,689,371
SG Mortgage Securities Trust 2007-NC1 A2
0.50%	12/25/36	[3,4]	16,381,369	8,892,346
Soundview Home Equity Loan Trust 2006-EQ1 A2
0.37%	10/25/36	[3]	15,949,353	15,545,426
Soundview Home Equity Loan Trust 2006-WF2 A2C
0.40%	12/25/36	[3]	23,000,000	19,892,672
Soundview Home Equity Loan Trust 2007-NS1 A4
0.56%	01/25/37	[3]	12,405,000	5,909,010
Soundview Home Equity Loan Trust 2007-OPT1 2A2
0.41%	06/25/37	[3]	95,000	43,148
Soundview Home Equity Loan Trust 2007-OPT1 2A4
0.54%	06/25/37	[3]	29,546,000	13,264,366
Soundview Home Equity Loan Trust 2007-OPT2 2A3
0.44%	07/25/37	[3]	17,450,000	8,267,697
Structured Adjustable Rate Mortgage Loan Trust 2007-7 1A1
0.56%	08/25/37	[3]	31,895,041	19,958,054
Structured Asset Mortgage Investments, Inc. 2005-AR7 1A1
2.64%	12/27/35	[3]	3,669,714	2,233,274
Structured Asset Mortgage Investments, Inc. 2007-AR1 1A1
0.42%	01/25/37	[3]	62,167,635	38,126,851
Structured Asset Mortgage Investments, Inc. 2007-AR6 A1
1.83%	08/25/47	[3]	51,985,356	31,908,248
Structured Asset Securities Corp. 1997-2 2A4
7.25%	03/28/30		5,586	5,523
Structured Asset Securities Corp. 2001-15A 4A1
6.00%	10/25/31	[3]	13,258	12,426
Structured Asset Securities Corp. 2003-34A 5A4
2.65%	11/25/33	[3]	6,320,873	6,199,648
Structured Asset Securities Corp. 2005-4XS 3A3 (STEP)
4.47%	03/25/35		22,146,937	22,482,787

See accompanying notes to Schedule of Portfolio Investments.

42 / N-Q Report December 2010

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Structured Asset Securities Corp. 2006-WF3 A3
0.41%	09/25/36	[3]	$220,000	$184,373
Structured Asset Securities Corp. 2007-BC3 2A1
0.32%	05/25/47	[3]	34,288,139	32,683,968
Structured Asset Securities Corp. 2007-EQ1 A4
0.51%	03/25/37	[3]	26,325,800	10,797,224
Thornburg Mortgage Securities Trust 2007-3 3A1
0.48%	06/25/47	[3]	10,019,960	9,723,003
Vanderbilt Acquisition Loan Trust 2002-1 A4
6.57%	05/07/27	[3]	4,659,552	4,961,641
Washington Mutual Alternative Mortgage Pass-Through Certificates 2005-3 2A3
0.81%	05/25/35	[3]	13,888,729	10,023,648
Washington Mutual Alternative Mortgage Pass-Through Certificates 2005-4 CB13
0.76%	06/25/35	[3]	20,535,135	13,991,838
Washington Mutual Alternative Mortgage Pass-Through Certificates 2007-1 2A1
6.00%	01/25/22		1,960,866	1,697,951
Washington Mutual Alternative Mortgage Pass-Through Certificates 2007-OA3 4A1
1.10%	04/25/47	[3]	25,474,933	15,045,801
Washington Mutual Asset-Backed Certificates 2006-HE2 A4
0.50%	05/25/36	[3]	11,165,000	4,479,939
Washington Mutual Asset-Backed Certificates 2007-HE1 2A3
0.41%	01/25/37	[3]	39,470,000	15,765,451
Washington Mutual Mortgage Pass-Through Certificates 2002-AR18 A
2.61%	01/25/33	[3]	27,720	26,875
Washington Mutual Mortgage Pass-Through Certificates 2003-AR6 A1
2.70%	06/25/33	[3]	82,777	82,004
Washington Mutual Mortgage Pass-Through Certificates 2004-AR3 A2
2.71%	06/25/34	[3]	110,905	107,948
Washington Mutual Mortgage Pass-Through Certificates 2004-AR6 A
0.67%	05/25/44	[3]	245,372	186,665
Washington Mutual Mortgage Pass-Through Certificates 2005-AR12 1A6
2.72%	10/25/35	[3]	310,000	253,773
Washington Mutual Mortgage Pass-Through Certificates 2005-AR16 1A4A
2.59%	12/25/35	[3]	320,000	253,994
Washington Mutual Mortgage Pass-Through Certificates 2006-AR7 3A1B
3.16%	07/25/46	[3]	3,443,508	1,437,643

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Washington Mutual Mortgage Pass-Through Certificates 2007-OA1 A1A
1.03%	02/25/47	[3]	$465,023	$292,435
Washington Mutual Mortgage Pass-Through Certificates 2007-OA3 2A
1.10%	04/25/47	[3]	242,481	141,285
Washington Mutual Mortgage Pass-Through Certificates 2007-OA4 1A
1.10%	05/25/47	[3]	612,414	402,004
Washington Mutual Mortgage Pass-Through Certificates 2007-OA6 1A
1.14%	07/25/47	[3]	225,134	146,040
Wells Fargo Home Equity Trust 2004-2 AI6
5.00%	05/25/34	[3]	13,085,000	13,449,620
Wells Fargo Home Equity Trust 2005-3 AII3
0.60%	11/25/35	[3]	30,948,902	30,290,232
Wells Fargo Home Equity Trust 2006-1 A3
0.41%	05/25/36	[3]	14,967,270	14,778,944
Wells Fargo Home Equity Trust 2007-2 A1
0.35%	04/25/37	[3]	8,866,460	8,639,842
Wells Fargo Mortgage Backed Securities Trust 2003-17 2A10
5.50%	01/25/34		23,434,500	24,303,381
Wells Fargo Mortgage Backed Securities Trust 2004-G A3
4.75%	06/25/34	[3]	1,565,000	1,625,462
Wells Fargo Mortgage Backed Securities Trust 2004-L A8
4.75%	07/25/34	[3]	1,740,000	1,807,091

				1,876,001,040

U.S. Agency Mortgage-Backed — 32.60%
Fannie Mae (TBA)
3.50%	01/25/26		195,165,000	196,567,846
4.00%	01/15/41		125,000,000	124,394,531
Fannie Mae 1989-27 Y
6.90%	06/25/19		1,109	1,200
Fannie Mae 1991-65 Z
6.50%	06/25/21		26,375	28,742
Fannie Mae 1992-123 Z
7.50%	07/25/22		3,685	4,214
Fannie Mae 1992-83 Z
7.00%	06/25/22		1,262	1,262
Fannie Mae 1993-132 D (PO)
0.82%	10/25/22	[9]	204,222	178,185
Fannie Mae 1993-199 SD (IO)
0.88%	10/25/23	[3]	600,190	11,450
Fannie Mae 1993-29 PK
7.00%	03/25/23		98,176	108,142
Fannie Mae 1994-55 H
7.00%	03/25/24		95,550	106,936

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2010 / 43

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae 1997-34 SA
9.17%	10/25/23	[3]	$21,493	$25,523
Fannie Mae 1999-11 Z
5.50%	03/25/29		419,407	454,315
Fannie Mae 2001-52 YZ
6.50%	10/25/31		261,323	294,144
Fannie Mae 2003-106 WG
4.50%	11/25/23		32,004,000	32,867,596
Fannie Mae 2003-52 SV
17.37%	05/25/31	[3]	534,295	549,634
Fannie Mae 2003-W2 2A9
5.90%	07/25/42		87,700	96,943
Fannie Mae 2005-104 NI
6.44%	03/25/35	[3]	104,906,506	15,198,959
Fannie Mae 2005-117 LC
5.50%	11/25/35		46,177,000	49,784,264
Fannie Mae 2005-92 US (IO)
5.84%	10/25/25	[3]	44,959,900	5,619,403
Fannie Mae 2006-18 PD
5.50%	08/25/34		345,000	379,119
Fannie Mae 2006-4 WE
4.50%	02/25/36		400,000	412,164
Fannie Mae 2006-80 PG
6.00%	06/25/35		23,300,000	25,770,795
Fannie Mae 2007-34 SB (IO)
5.85%	04/25/37	[3]	50,276,452	6,014,431
Fannie Mae 2008-24 NA
6.75%	06/25/37		19,423,291	21,422,336
Fannie Mae 2010-17 SB
6.09%	03/25/40	[3]	53,349,025	7,880,110
Fannie Mae 2010-43 KS
6.16%	05/25/40	[3]	103,171,831	14,429,561
Fannie Mae 3210 PD
6.00%	08/15/35		360,000	398,605
Fannie Mae G92-36 Z
7.00%	07/25/22		755	845
Fannie Mae G93-21 Z
7.20%	05/25/23		13,927	15,869
Fannie Mae Pool 190375
5.50%	11/01/36		15,361,330	16,473,944
Fannie Mae Pool 233672
2.80%	09/01/23	[3]	20,102	21,059
Fannie Mae Pool 254232
6.50%	03/01/22		106,782	118,171
Fannie Mae Pool 254868
5.00%	09/01/33		38,615,081	40,847,321
Fannie Mae Pool 308798
2.50%	04/01/25	[3]	5,779	6,045

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 312155
2.42%	03/01/25	[3]	$19,622	$19,631
Fannie Mae Pool 313182
7.50%	10/01/26		10,901	12,479
Fannie Mae Pool 384569
6.20%	01/01/12		100,000	102,519
Fannie Mae Pool 384762
6.01%	02/01/12		155,480	159,772
Fannie Mae Pool 545191
7.00%	09/01/31		16,282	18,293
Fannie Mae Pool 545269
5.94%	11/01/11		159,369	161,914
Fannie Mae Pool 545322
5.92%	11/01/11		72,101	72,390
Fannie Mae Pool 545831
6.50%	08/01/17		67,841	74,244
Fannie Mae Pool 555284
7.50%	10/01/17		8,386	9,124
Fannie Mae Pool 613142
7.00%	11/01/31		92,862	104,422
Fannie Mae Pool 625666
7.00%	01/01/32		50,685	57,790
Fannie Mae Pool 633698
7.50%	02/01/31		52,604	60,875
Fannie Mae Pool 637093
8.50%	03/01/32		19,390	22,583
Fannie Mae Pool 642322
2.54%	05/01/32	[3]	1,249	1,308
Fannie Mae Pool 646884
1.92%	05/01/32	[3]	8,642	8,832
Fannie Mae Pool 655928
7.00%	08/01/32		596,110	679,655
Fannie Mae Pool 725027
5.00%	11/01/33		44,432,235	46,903,778
Fannie Mae Pool 725232
5.00%	03/01/34		102,813	108,756
Fannie Mae Pool 725257
5.50%	02/01/34		8,954,871	9,644,666
Fannie Mae Pool 730957
5.00%	08/01/33		13,488,553	14,238,853
Fannie Mae Pool 734922
4.50%	09/01/33		14,754,339	15,260,105
Fannie Mae Pool 735207
7.00%	04/01/34		76,034	85,729
Fannie Mae Pool 735224
5.50%	02/01/35		44,608,253	48,090,127
Fannie Mae Pool 735646
4.50%	07/01/20		13,315,234	14,093,342

See accompanying notes to Schedule of Portfolio Investments.

44 / N-Q Report December 2010

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 735651
4.50%	06/01/35		$47,782,060	$49,330,399
Fannie Mae Pool 735686
6.50%	12/01/22		356,156	391,115
Fannie Mae Pool 735883
6.00%	03/01/33		9,676,424	10,678,085
Fannie Mae Pool 740297
5.50%	10/01/33		33,029	35,607
Fannie Mae Pool 741862
5.50%	09/01/33		34,033	36,689
Fannie Mae Pool 745592
5.00%	01/01/21		61,437	65,796
Fannie Mae Pool 765387
6.00%	08/01/34		333,369	369,897
Fannie Mae Pool 770284
5.00%	04/01/34		5,911,091	6,238,048
Fannie Mae Pool 770332
5.00%	04/01/34		22,017,039	23,234,857
Fannie Mae Pool 789606
6.00%	08/01/34		94,394	104,737
Fannie Mae Pool 817611
5.31%	11/01/35	[3]	4,867,634	5,185,855
Fannie Mae Pool 841031
5.27%	11/01/35	[3]	433,498	462,359
Fannie Mae Pool 844773
5.11%	12/01/35	[3]	74,379	79,261
Fannie Mae Pool 888412
7.00%	04/01/37		5,930,392	6,639,110
Fannie Mae Pool 888430
5.00%	11/01/33		35,186,635	37,143,892
Fannie Mae Pool 889125
5.00%	12/01/21		38,358,240	41,026,835
Fannie Mae Pool 889184
5.50%	09/01/36		39,857,558	42,851,546
Fannie Mae Pool 895606
5.75%	06/01/36	[3]	189,383	201,548
Fannie Mae Pool 908408
5.51%	04/01/37	[3]	15,673,278	16,601,624
Fannie Mae Pool 918445
5.78%	05/01/37	[3]	454,214	482,618
Fannie Mae Pool 933033
6.50%	10/01/37		16,105,521	17,673,293
Fannie Mae Pool AB1613
4.00%	10/01/40		117,501,228	117,088,141
Fannie Mae Pool AB1803
4.00%	11/01/40		113,493,634	113,147,831
Fannie Mae Pool AB1960
4.00%	12/01/40		68,299,926	68,027,792

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool AD0791
4.76%	02/01/20		$19,591,646	$20,738,013
Fannie Mae Pool AE0600
3.97%	11/01/20		42,866,101	43,210,018
Fannie Mae Pool AE0605
4.67%	07/01/20		33,958,564	36,577,655
Freddie Mac 1004 H
7.95%	10/15/20		716	814
Freddie Mac 1073 G
7.00%	05/15/21		3,245	3,735
Freddie Mac 1107 ZC
6.50%	07/15/21		12,983	14,910
Freddie Mac 165 K
6.50%	09/15/21		478	479
Freddie Mac 1980 Z
7.00%	07/15/27		389,880	453,629
Freddie Mac 1983 Z
6.50%	12/15/23		223,434	247,074
Freddie Mac 2043 CJ
6.50%	04/15/28		57,125	63,992
Freddie Mac 2098 TZ
6.00%	01/15/28		924,434	1,021,049
Freddie Mac 2209 TC
8.00%	01/15/30		244,901	270,916
Freddie Mac 2481 AW
6.50%	08/15/32		106,574	116,905
Freddie Mac 2624 QE
5.00%	09/15/28		82,501	82,499
Freddie Mac 2627 NI (IO)
5.00%	04/15/29		918,677	13,721
Freddie Mac 2642 BW (IO)
5.00%	06/15/23		77,746	10,536
Freddie Mac 2929 PE
5.00%	05/15/33		1,585,000	1,695,783
Freddie Mac 2971 AB
5.00%	05/15/20		3,688	3,927
Freddie Mac 3345 FP
0.46%	11/15/36	[3]	56,373,359	56,281,662
Freddie Mac 3345 PF
0.44%	05/15/36	[3]	53,032,277	52,824,470
Freddie Mac Gold (TBA)
3.50%	01/15/26		597,810,000	601,546,313
Freddie Mac Gold A14189
4.00%	10/01/33		201,763	202,838
Freddie Mac Gold A24156
6.50%	10/01/31		1,659,861	1,866,633
Freddie Mac Gold A25162
5.50%	05/01/34		16,049,087	17,199,481

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2010 / 45

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2010 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold A39012
5.50%	06/01/35	$84,092	$90,054
Freddie Mac Gold A54856
5.00%	01/01/34	23,534,754	24,778,603
Freddie Mac Gold A61164
5.00%	04/01/36	280,752	295,459
Freddie Mac Gold A64183
6.00%	08/01/37	100,268	109,625
Freddie Mac Gold A65805
6.00%	09/01/37	2,082,032	2,278,280
Freddie Mac Gold C01492
5.00%	02/01/33	7,187,588	7,568,587
Freddie Mac Gold C46104
6.50%	09/01/29	84,072	94,545
Freddie Mac Gold C55789
7.50%	10/01/27	35,470	40,589
Freddie Mac Gold C90573
6.50%	08/01/22	367,802	407,697
Freddie Mac Gold E02402
6.00%	10/01/22	120,243	131,884
Freddie Mac Gold G00992
7.00%	11/01/28	5,480	6,238
Freddie Mac Gold G01515
5.00%	02/01/33	7,318,518	7,707,601
Freddie Mac Gold G01601
4.00%	09/01/33	925,979	930,912
Freddie Mac Gold G01611
4.00%	09/01/33	250,752	252,088
Freddie Mac Gold G01673
5.50%	04/01/34	2,478,199	2,687,784
Freddie Mac Gold G02579
5.00%	12/01/34	12,735,834	13,446,768
Freddie Mac Gold G02884
6.00%	04/01/37	29,093,313	31,644,660
Freddie Mac Gold G02955
5.50%	03/01/37	22,467,627	24,207,990
Freddie Mac Gold G03357
5.50%	08/01/37	9,767,338	10,530,029
Freddie Mac Gold G03601
6.00%	07/01/37	32,643,035	35,689,292
Freddie Mac Gold G03676
5.50%	12/01/37	23,656,646	25,518,682
Freddie Mac Gold G03783
5.50%	01/01/38	11,104,871	11,987,622
Freddie Mac Gold G03985
6.00%	03/01/38	140,387	152,764
Freddie Mac Gold G04053
5.50%	03/01/38	119,062	128,610

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold G04079
5.50%	03/01/38		$47,021,480	$50,722,583
Freddie Mac Gold G04438
5.50%	05/01/38		44,457,026	48,022,327
Freddie Mac Gold G04703
5.50%	08/01/38		60,557,233	64,708,716
Freddie Mac Gold G04706
5.50%	09/01/38		861,252	929,715
Freddie Mac Gold G05866
4.50%	02/01/40		65,760,932	67,984,340
Freddie Mac Gold G11707
6.00%	03/01/20		4,053,411	4,424,551
Freddie Mac Gold G12393
5.50%	10/01/21		32,704,492	35,181,602
Freddie Mac Gold G12399
6.00%	09/01/21		17,673	19,302
Freddie Mac Gold G12824
6.00%	08/01/22		9,741,748	10,577,407
Freddie Mac Gold G12909
6.00%	11/01/22		26,857,360	29,356,353
Freddie Mac Gold G13032
6.00%	09/01/22		7,387,010	8,011,442
Freddie Mac Gold G13058
4.50%	10/01/20		23,657,273	24,980,600
Freddie Mac Gold H00790
5.50%	05/01/37		336,746	356,572
Freddie Mac Gold H05069
5.50%	05/01/37		25,481,573	26,830,305
Freddie Mac Gold H09082
6.50%	09/01/37		116,573	127,539
Freddie Mac Non Gold Pool 1J0045
5.14%	01/01/36	[3]	201,010	214,262
Freddie Mac Non Gold Pool 781415
2.61%	04/01/34	[3]	4,016,411	4,182,779
Freddie Mac Non Gold Pool 781469
2.61%	04/01/34	[3]	3,550,301	3,701,359
Freddie Mac Non Gold Pool 781817
2.61%	08/01/34	[3]	70,231	73,311
Freddie Mac Non Gold Pool 788498
2.78%	02/01/30	[3]	322,582	338,374
Freddie Mac Non Gold Pool 847288
2.68%	05/01/34	[3]	5,290,424	5,520,556
Freddie Mac Pool J13884
3.50%	12/01/25		196,345,000	197,878,945
Ginnie Mae 2000-22 SG (IO)
10.54%	05/16/30	[3]	1,152,965	238,864
Ginnie Mae 2003-28 LI (IO)
5.50%	02/20/32		1,218,796	78,399

See accompanying notes to Schedule of Portfolio Investments.

46 / N-Q Report December 2010

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae 2003-86 ZK
5.00%	10/20/33		$21,734,140	$22,479,197
Ginnie Mae 2005-78 ZA
5.00%	10/16/35		20,187,580	20,909,845
Ginnie Mae 2007-35 PY
6.49%	06/16/37	[3]	88,122,797	14,082,323
Ginnie Mae 2009-106 SD (IO)
5.99%	03/20/36	[3]	91,100,493	11,536,001
Ginnie Mae 2009-106 XI (IO)
6.54%	05/20/37	[3]	264,655,680	37,521,691
Ginnie Mae 2010-4 SM (IO)
5.54%	01/16/40	[3]	78,041,585	9,180,196
Ginnie Mae 2010-6 BS (IO)
6.24%	09/16/39	[3]	47,143,831	6,013,441
Ginnie Mae I (TBA)
4.00%	01/15/41		319,620,000	321,917,269
Ginnie Mae I Pool 782817
4.50%	11/15/39		74,616,451	77,623,925
Ginnie Mae II (TBA)
4.00%	01/20/41		161,785,000	162,772,050
Ginnie Mae II Pool 2631
7.00%	08/20/28		8,145	9,181
Ginnie Mae II Pool 80968
2.63%	07/20/34	[3]	51,617	53,572
National Credit Union Administration Guaranteed Notes 2010-C1 A2
2.90%	10/29/20		53,500,000	52,100,831
National Credit Union Administration Guaranteed Notes 2010-R1 A1
0.72%	10/07/20	[3]	59,863,048	59,788,219
National Credit Union Administration Guaranteed Notes 2010-R3 1A
0.83%	12/08/20	[3]	61,450,000	61,373,187
National Credit Union Administration Guaranteed Notes 2010-R3 2A
0.83%	12/08/20	[3]	51,680,000	51,615,400

				3,796,141,732

Total Mortgage-Backed (Cost $6,262,971,992)				6,584,324,542

MUNICIPAL BONDS — 1.11%*
California — 0.76%
California State Build America Bonds
7.60%	11/01/40		6,225,000	6,488,629
Los Angeles Department of Water & Power Revenue
6.57%	07/01/45		40,650,000	40,943,899
State of California, Public Improvements, G.O., Build America Bonds
7.30%	10/01/39		20,010,000	20,172,081

Issues	Maturity Date		Principal Amount	Value
MUNICIPAL BONDS (continued)
California (continued)
State of California, School Improvements, G.O., Build America Bonds
6.65%	03/01/22		$3,975,000	$4,134,557
State of California, School Improvements, G.O., Build America Bonds, Taxable Variable Purpose
7.55%	04/01/39		7,799,000	8,096,454
State of California, School Improvements, G.O., Taxable Variable Purpose
5.50%	03/01/16		8,450,000	8,689,557

				88,525,177

Illinois — 0.25%
State of Illinois, Build America Revenue Bonds
7.35%	07/01/35		8,910,000	8,736,077
State of Illinois, Pension Funding G.O., Taxable
4.07%	01/01/14		17,070,000	17,233,189
5.10%	06/01/33		4,420,000	3,311,331

				29,280,597

New Jersey — 0.10%
New Jersey State Turnpike Authority
7.10%	01/01/41		10,250,000	11,119,507

Texas — 0.00%
County of Harris, Flood Control District Contract, Series B Refunding Notes, G.O., Pre-Refunded 10/01/13 @ 100
5.25%	10/01/20		7,000	7,782

Total Municipal Bonds (Cost $127,591,876)				128,933,063

U.S. AGENCY SECURITIES — 2.87%
U.S. Agency Securities — 2.87%
Federal Home Loan Bank
0.60%	06/04/12		105,180,000	105,180,000
Freddie Mac
0.32%	10/12/12	[3]	228,905,000	229,592,402

				334,772,402

Total U.S. Agency Securities (Cost $334,085,000)				334,772,402

U.S. TREASURY SECURITIES — 20.07%
U.S. Treasury Bonds — 4.05%
U.S. Treasury Bonds
4.38%	05/15/40		74,315,000	74,686,278
8.00%	11/15/21		79,578,000	112,618,396
U.S. Treasury Bonds - Treasury Inflation Indexed Bonds
2.38%	01/15/25	[10]	166,150,000	215,016,182

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2010 / 47

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
U.S. TREASURY SECURITIES (continued)
U.S. Treasury Bonds (continued)
U.S. Treasury Notes (Strip Principal)
3.00%	11/15/21		$103,555,000	$68,987,306

				471,308,162

U.S. Treasury Notes — 16.02%
U.S. Treasury Notes
1.00%	08/31/11		233,260,000	234,472,019
1.88%	08/31/17		189,170,000	180,613,084
3.00%	09/30/16		118,300,000	122,708,568
3.13%	04/30/17		315,607,500	327,072,889
3.38%	11/15/19		454,075,000	463,617,840
3.63%	02/15/20		249,525,000	258,999,215
U.S. Treasury Notes - Treasury Inflation Indexed Notes
2.00%	01/15/16	[10]	91,394,000	109,792,371
3.38%	01/15/12	[10]	43,980,000	56,664,700
3.50%	01/15/11	[10]	88,490,000	111,348,633

				1,865,289,319

Total U.S. Treasury Securities (Cost $2,390,868,685)				2,336,597,481

Total Bonds – 107.03% (Cost $12,009,160,898)				12,463,307,978

Issues	Maturity Date		Shares/ Principal Amount	Value
SHORT-TERM INVESTMENTS — 7.32%
Money Market Fund — 7.22%
Dreyfus Cash Advantage Fund
0.19%[11]			523,461,000	523,461,000
DWS Money Market Series-Institutional
0.17%[11]			37,820,000	37,820,000
Fidelity Institutional Money Market Funds - Prime Money Market Portfolio
0.17%[11]			223,289,000	223,289,000
Goldman Sachs Financial Square Funds - Prime Obligations Fund
0.13%[11,12]			56,330,000	56,330,000

				840,900,000

U.S. Treasury Bills — 0.10%
U.S. Treasury Bills
0.15%[13]	02/10/11	[14]	600,000	599,937
0.15%[13]	02/10/11	[14]	2,860,000	2,859,698
0.15%[13]	02/10/11	[14]	372,000	371,954
0.15%[13]	02/10/11	[14]	3,920,000	3,919,493
0.15%[13]	02/10/11	[14]	605,000	604,936
0.15%[13]	02/10/11	[14]	85,000	84,991
0.15%[13]	02/10/11	[14]	140,000	139,985

Issues	Maturity Date		Shares/ Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Treasury Bills (continued)
0.15%[13]	02/10/11	[14]	$370,000	$369,961
0.15%[13]	02/10/11	[14]	1,000,000	999,894
0.15%[13]	02/10/11	[14]	1,295,000	1,294,863

				11,245,712

Total Short-Term Investments (Cost $852,145,197)				852,145,712

Total Investments – 114.35% (Cost $12,861,306,095)[1]				13,315,453,690

Liabilities in Excess of Other Assets – (14.35)%				(1,671,399,144)

NET ASSETS – 100.00%				$11,644,054,546

	Contracts	Premiums (Received)	Value
WRITTEN PUT OPTIONS
U.S. Long Bond (CBT), Call Strike $118, expires 02/18/11	(820)	$(1,023,262)	$(499,688)
U.S. Long Bond (CBT), Call Strike $122, expires 02/18/11	(820)	(869,471)	(1,921,875)
U.S. Long Bond (CBT), Call Strike $123, expires 02/18/11	(820)	(677,283)	(2,498,437)

Total Written Put Options		$(2,570,016)	$(4,920,000)

Contracts		Unrealized (Depreciation)
FUTURES CONTRACTS: SHORT POSITIONS
13	Euro Dollar Ninety Day, Expiration March 2011	$ (71,045)
13	Euro Dollar Ninety Day, Expiration June 2011	(80,632)
13	Euro Dollar Ninety Day, Expiration September 2011	(87,782)
13	Euro Dollar Ninety Day, Expiration December 2011	(92,333)
13	Euro Dollar Ninety Day, Expiration March 2012	(92,820)
13	Euro Dollar Ninety Day, Expiration June 2012	(90,708)

	Net unrealized depreciation	$(515,320)

See accompanying notes to Schedule of Portfolio Investments.

48 / N-Q Report December 2010

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2010 (Unaudited)

Expiration Date	Notional Amount (000’s)	(Depreciation)	Value
SWAPS: INTEREST RATE
The Fund pays a fixed rate equal to 4.42% semi-annually and the Fund receives from the counterparty a floating rate based on 3-month USD LIBOR quarterly. Counterparty: Barclays Capital, Inc.
11/15/21	$9,002	$(1,514,695)	$(1,514,695)
The Fund pays a fixed rate equal to 4.52% semi-annually and the Fund receives from the counterparty a floating rate based on 3-month USD LIBOR quarterly. Counterparty: Barclays Capital, Inc.
11/15/21	8,884	(1,649,716)	(1,649,716)
The Fund pays a fixed rate equal to 4.54% semi-annually and the Fund receives from the counterparty a floating rate based on 3-month USD LIBOR quarterly. Counterparty: Barclays Capital, Inc.
11/15/21	14,788	(2,790,932)	(2,790,932)
The Fund pays a fixed rate equal to 4.70% semi-annually and the Fund receives from the counterparty a floating rate based on 3-month USD LIBOR quarterly. Counterparty: Barclays Capital, Inc.
11/15/21	24,457	(5,242,590)	(5,242,590)

	$57,131	$(11,197,933)	$(11,197,933)

Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s) [b]	Appreciation/ (Depreciation)	Value
SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES
The Fund pays a fixed rate equal to 0.53% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Home Depot, Inc., 3.75%, due 09/15/09. Counterparty: Morgan Stanley
09/20/12	$–	$8,000	$(45,960)	$(45,960)
The Fund pays a fixed rate equal to 0.74% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Home Depot, Inc., 3.75%, due 09/15/09. Counterparty: Citigroup, Inc.
12/20/12	–	5,900	(61,605)	(61,605)
The Fund pays a fixed rate equal to 0.72% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Home Depot, Inc., 3.75%, due 09/15/09. Counterparty: Merrill Lynch & Co., Inc.
12/20/12	–	6,000	(60,223)	(60,223)
The Fund pays a fixed rate equal to 0.41% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Lowe’s Cos., Inc., 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.
12/20/12	–	3,200	(11,309)	(11,309)
The Fund pays a fixed rate equal to 0.45% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Lowe’s Cos., Inc., 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.
12/20/12	–	5,200	(22,579)	(22,579)
The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Deutsche Bank AG
03/20/13	–	1,575	(60,337)	(60,337)
The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Morgan Stanley
03/20/13	–	1,625	(62,253)	(62,253)

Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s) [b]	Appreciation/ (Depreciation)	Value
SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES (continued)
The Fund pays a fixed rate equal to 1.85% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Goldman Sachs Group, Inc. (The)
06/20/13	$–	$4,320	$(133,859)	$(133,859)
The Fund pays a fixed rate equal to 2.73% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Darden Restaurants, Inc., 6.00%, due 08/15/35. Counterparty: Citigroup, Inc.
03/20/14	–	7,335	(469,803)	(469,803)
The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Darden Restaurants, Inc., 6.00%, due 08/15/35. Counterparty: Deutsche Bank AG
03/20/14	–	5,100	(248,306)	(248,306)
The Fund pays a fixed rate equal to 2.67% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Home Depot, Inc., 5.88%, due 12/16/36. Counterparty: Citigroup, Inc.
03/20/14	–	5,490	(416,031)	(416,031)
The Fund pays a fixed rate equal to 3.25% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Home Depot, Inc., 5.88%, due 12/16/36. Counterparty: Citigroup, Inc.
03/20/14	–	660	(62,372)	(62,372)
The Fund pays a fixed rate equal to 1.20% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Lowe’s Cos., Inc., 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.
03/20/14	–	4,865	(135,680)	(135,680)
The Fund pays a fixed rate equal to 1.45% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Lowe’s Cos., Inc., 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.
03/20/14	–	660	(23,730)	(23,730)
The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Target Corp., 4.00%, due 06/15/13. Counterparty: CS First Boston
12/20/14	(84,564)	6,610	(86,210)	(170,774)
The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Target Corp., 4.00%, due 06/15/13. Counterparty: CS First Boston
12/20/14	(60,205)	5,000	(68,974)	(129,179)
The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Target Corp., 4.00%, due 06/15/13. Counterparty: Deutsche Bank AG
12/20/14	(71,579)	5,595	(72,972)	(144,551)
The Fund pays a fixed rate equal to 2.40% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Citigroup, Inc.
03/20/15	–	4,100	(250,819)	(250,819)
The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Citigroup, Inc.
09/20/16	122,661	3,450	131,605	254,266
The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Deutsche Bank AG
09/20/16	271,428	5,510	134,661	406,089

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2010 / 49

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2010 (Unaudited)

Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s) [b]	Appreciation/ (Depreciation)	Value
SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES (continued)
The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Goldman Sachs Group, Inc. (The)
09/20/16	$283,251	$5,750	$140,526	$423,777
The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Toll Brothers, Inc., 5.15%, due 05/15/15. Counterparty: Citigroup, Inc.
09/20/16	17,031	6,875	264,289	281,320
The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Toll Brothers, Inc., 5.15%, due 05/15/15. Counterparty: CS First Boston
09/20/16	81,585	16,500	593,583	675,168
The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Toll Brothers, Inc., 5.15%, due 05/15/15. Counterparty: CS First Boston
09/20/16	15,802	6,465	248,943	264,745

	$575,410	$125,785	$(779,415)	$(204,005)

Expiration Date	Premiums Paid	Notional Amount (000’s) [b]	Appreciation/ (Depreciation)	Value[c]
SWAPS: CREDIT DEFAULT (PURCHASED) - TRADED INDICES
The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Bank of America Corp.
10/12/52	$1,226,897	$2,130	$(1,057,818)	$169,079
The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Bank of America Corp.
10/12/52	14,726,650	25,000	(12,742,150)	1,984,500
The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Bank of America Corp.
10/12/52	11,961,803	20,450	(10,338,482)	1,623,321
The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Bank of America Corp.
10/12/52	6,906,793	28,590	(4,637,319)	2,269,474
The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Barclays Capital, Inc.
10/12/52	1,297,324	15,430	(72,491)	1,224,833
The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Barclays Capital, Inc.
10/12/52	2,020,551	21,425	(319,834)	1,700,717
The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Barclays Capital, Inc.
10/12/52	4,782,499	8,525	(4,105,784)	676,715
The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Barclays Capital, Inc.
10/12/52	781,851	1,325	(676,672)	105,179

	Expiration Date	Premiums Paid	Notional Amount (000’s) [b]	Appreciation/ (Depreciation)	Value[c]
SWAPS: CREDIT DEFAULT (PURCHASED) - TRADED INDICES (continued)
The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: CS First Boston
	10/12/52	$471,691	$805	$(407,790)	$63,901
The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: CS First Boston
	10/12/52	4,211,257	7,265	(3,634,561)	576,696
The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: CS First Boston
	10/12/52	22,718	95	(15,177)	7,541
The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: JPMorgan Chase & Co.
	10/12/52	96,077	1,310	7,911	103,988

		$48,506,111	$132,350	$(38,000,167)	$10,505,944

Expiration Date	Credit Rating[a]	Premiums Paid/ (Received)	Notional Amount (000’s) [b]	Appreciation	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) - SINGLE ISSUES
The Fund receives a fixed rate equal to 4.00% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the Berkshire Hathaway, Inc., 4.63%, due 10/15/13. Counterparty: Barclays Capital, Inc.
03/20/11	AAA	$–	$12,000	$110,399	$110,399
The Fund receives a fixed rate equal to 4.00% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the Berkshire Hathaway, Inc., 4.63%, due 10/15/13. Counterparty: Morgan Stanley
03/20/11	AAA	–	21,800	200,558	200,558

		$–	$33,800	$310,957	$310,957

	Expiration Date	Premiums (Received)	Notional Amount (000’s) [b]	Appreciation	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) - TRADED INDICES
The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Barclays Capital, Inc.
	01/25/38	$(13,653,731)	$21,848	$2,069,791	$(11,583,940)
The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.
	01/25/38	(6,916,611)	10,432	1,385,541	(5,531,070)
The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.
	01/25/38	(6,711,245)	9,841	1,493,254	(5,217,991)
The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Goldman Sachs Group, Inc.
	01/25/38	(15,210,662)	24,603	2,165,685	(13,044,977)

See accompanying notes to Schedule of Portfolio Investments.

50 / N-Q Report December 2010

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2010 (Unaudited)

Expiration Date	Premiums (Received)	Notional Amount (000’s) [b]	Appreciation	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) - TRADED INDICES (continued)
The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Goldman Sachs Group, Inc.
01/25/38	$(15,181,070)	$24,604	$2,136,093	$(13,044,977)

	$(57,673,319)	$91,328	$9,250,364	$(48,422,955)

Issues	Notional Amount (000’s)	Premiums (Received)	Value
SWAPS: RATE FLOOR INFLATION
The Fund received a fixed payment equal to $735,540 and the Fund will pay to the counterparty a floating rate based on the Consumer Price Indexes-Urban at expiration of the swap 11/23/2020. Counterparty: Citigroup, Inc.
	$(63,960)	$(735,540)	$(671,580)

	$(63,960)	$(735,540)	$(671,580)

[a]	Using Standard & Poor’s rating of the issuer.
[b]

The maximum potential payment the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

[c]

The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period-end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes:

[1]	Cost for federal income tax purposes is $12,867,075,769 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$701,146,377
Gross unrealized depreciation	(252,768,457)

Net unrealized appreciation	$448,377,920

[2]	U.S. dollar-denominated security issued by foreign-domiciled entity.
[3]	Floating rate security. The rate disclosed is that in effect at December 31, 2010.
[4]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at December 31, 2010, was $888,780,437, representing 7.63% of total net assets.

[5]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $3,160,378, which is 0.03% of total net assets.
[6]	Security is currently in default with regard to scheduled interest or principal payments.
[7]	Non-income producing security.
[8]	Non-Rule 144A securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of Total Net Assets
07/03/07	Asurion Corp. Term Loan, 3.27%, 07/07/14	$736,911	$704,635	0.00%

Date of Purchase	Security	Amortized Cost	Value	% of Total Net Assets
06/08/10	Calpine New Development Holdings LLC, 7.00%, 07/01/17	$9,205,231	$9,549,980	0.08%
06/27/07	Cengage Learning Term Loan B, 2.55%, 07/03/14	1,925,271	1,824,947	0.01%
06/04/07	Charter Communications, Inc. Term Loan 3rd Lien, 2.76%, 09/06/14	1,003,174	966,458	0.01%
09/03/10	CIT Group, Inc. 3-DD 1st Lien Term Loan, 6.25%, 08/11/15	9,031,891	9,193,122	0.08%
09/11/07	Delta Air Lines, Inc. Term Loan 1st Lien, 1.95%, 04/30/12	234,469	233,592	0.00%
01/05/09	Dex Media West LLC Term Loan, 7.00%, 10/24/14	1,201,202	1,639,572	0.01%
06/24/10	Harrah’s Entertainment, Inc. Term Loan B2, 3.29%, 01/28/15	19,585,436	20,631,406	0.18%
10/05/10	Harrah’s Operating Co., Inc. Term Loan, 3.29%, 01/28/15	1,752,809	1,811,094	0.01%
10/10/07	HCA Term Loan A, 1.55%, 11/17/12	20,275,477	20,672,432	0.18%
12/17/10	Intelsat Jackson Holdings Term Loan B, 1st Lien, 0.00%, 04/03/18	15,920,000	16,177,088	0.14%
09/02/10	Kelson 2nd Lien (PIK), 6.80%, 03/08/14	2,153,204	2,106,314	0.02%
11/25/08	Tribune 1st Lien Term Loan B, 0.00%, 06/04/14	450,000	1,043,035	0.01%
06/11/09	TXU Energy Term Loan B1, 3.76%, 10/10/14	804,398	761,175	0.01%
10/31/07	TXU Energy Term Loan B3, 3.76%, 10/10/14	2,415,412	1,871,759	0.02%
09/23/10	Visant Corp. Tranche B Term Loan, 7.00%, 12/22/16	22,205,146	22,726,631	0.20%

		$108,900,031	$111,913,240	0.96%

[9]	Zero coupon bond. The rate shown is the effective yield as of December 31, 2010.
[10]	Inflation protected security. Principal amount reflects original security face amount.
[11]	Represents the current yield as of December 31, 2010.
[12]	Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $56,330,000.
[13]	Represents annualized yield at date of purchase.
[14]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $10,908,499.
†

Fair valued security. The aggregate value of fair valued securities is $101,494,843, which is 0.87% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure does not necessarily indicate the treatment of those securities under ASC 820, as discussed in the Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2010 / 51

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2010 (Unaudited)

(G.O.): General Obligation
(IO): Interest only
(LIBOR): London InterBank Offer Rate
(MTN): Medium-term Note
(PIK): Payment in kind

(PO): Principal only
(STEP): Step coupon bond
(TBA): To be announced
(WI): When issued

See accompanying notes to Schedule of Portfolio Investments.

52 / N-Q Report December 2010

High Yield Bond Fund

Schedule of Portfolio Investments

December 31, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 91.52%
CORPORATES — 80.58%*
Automotive — 2.34%
Cooper-Standard Automotive, Inc.
8.50%	05/01/18	[2]	$10,700,000	$11,395,500
Goodyear Tire & Rubber Co. (The)
8.25%	08/15/20		14,650,000	15,272,625
Tenneco, Inc.
7.75%	08/15/18	[2]	8,000,000	8,520,000
8.13%	11/15/15		4,125,000	4,362,187

				39,550,312

Banking — 3.37%
Ally Financial, Inc.
2.50%	12/01/14	[3]	10,053,000	9,364,068
7.50%	09/15/20	[2]	3,450,000	3,635,437
8.00%	03/15/20		3,250,000	3,558,750
8.30%	02/12/15		2,900,000	3,197,250
Bank of America N.A.
0.60%	06/15/17	[3]	2,000,000	1,739,186
BankAmerica Capital II
8.00%	12/15/26		6,855,000	6,949,256
BankAmerica Capital III
0.86%	01/15/27	[3]	2,700,000	1,926,466
Chase Capital III C
0.85%	03/01/27	[3]	3,000,000	2,340,000
Chase Capital VI
0.91%	08/01/28	[3]	1,000,000	780,000
Discover Bank
8.70%	11/18/19		2,265,000	2,670,424
First Chicago NBD Institutional Capital I
0.84%	02/01/27	[3]	540,000	428,425
Fleet Capital Trust V
1.30%	12/18/28	[3]	3,750,000	2,662,500
Nationsbank Capital Trust III
0.84%	01/15/27	[3]	6,342,000	4,502,820
Nationsbank Capital Trust IV
8.25%	04/15/27		815,000	831,300
Provident Funding Associates
10.25%	04/15/17	[2]	12,055,000	12,507,063

				57,092,945

Communications — 12.94%
CCH II Holdings LLC/CCH II Holdings Capital Corp.
13.50%	11/30/16		1,329,000	1,591,477
CCO Holdings LLC/CCO Holdings Capital Corp.
7.88%	04/30/18		2,400,000	2,496,000
Cengage Learning Acquisitions, Inc.
10.50%	01/15/15	[2]	8,932,000	9,266,950

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
Cequel Communications Holdings I LLC/Cequel Capital Corp.
8.63%	11/15/17	[2]	$14,800,000	$15,540,000
Charter Communications Operating LLC/Charter Communications Operating Capital
8.00%	04/30/12	[2]	500,000	527,500
10.88%	09/15/14	[2]	4,000,000	4,490,000
Cincinnati Bell, Inc.
8.25%	10/15/17		5,150,000	5,124,250
8.38%	10/15/20		4,750,000	4,571,875
Clearwire Communications LLC/Clearwire Finance, Inc.
8.25%	12/01/40	[2]	4,650,000	4,771,225
12.00%	12/01/15	[2]	4,500,000	4,860,000
Frontier Communications Corp.
7.13%	03/15/19		3,000,000	3,097,500
8.25%	04/15/17		1,250,000	1,378,125
GCI, Inc.
7.25%	02/15/14		500,000	508,750
GCI, Inc. (WI)
8.63%	11/15/19		1,700,000	1,848,750
Global Crossing Ltd. (WI) (Bermuda)
12.00%	09/15/15	[4]	2,000,000	2,265,000
Global Crossing UK Finance Plc (United Kingdom)
10.75%	12/15/14	[4]	2,000,000	2,080,000
Intelsat Corp.
9.25%	06/15/16		2,500,000	2,712,500
Intelsat Jackson Holdings SA (Luxembourg)
8.50%	11/01/19	[2,4]	1,000,000	1,080,000
9.50%	06/15/16	[4]	2,250,000	2,385,000
11.25%	06/15/16	[4]	3,250,000	3,473,437
Intelsat Luxembourg SA (PIK) (WI) (Luxembourg)
11.50%	02/04/17	[4]	16,628,382	18,457,504
Intelsat Luxembourg SA (STEP) (Luxembourg)
9.50%	02/01/15	[4]	5,500,000	5,685,625
Intelsat Luxembourg SA (WI) (Luxembourg)
11.25%	02/04/17	[4]	1,500,000	1,642,500
iPCS, Inc. (PIK)
3.54%	05/01/14		9,000,000	8,685,000
Level 3 Financing, Inc.
4.34%	02/15/15	[3]	11,200,000	9,632,000
9.25%	11/01/14		3,400,000	3,366,000
LIN Television Corp.
6.50%	05/15/13		2,695,000	2,715,212
LIN Television Corp. B
6.50%	05/15/13		2,700,000	2,713,500

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2010 / 53

High Yield Bond Fund

Schedule of Portfolio Investments

December 31, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
McClatchy Co. (The)
11.50%	02/15/17		$7,730,000	$8,715,575
Nextel Communications, Inc. E
6.88%	10/31/13		9,005,000	9,072,536
Proquest LLC/Proquest Notes Co.
9.00%	10/15/18	[2]	3,000,000	3,112,500
Qwest Communications International, Inc. B
7.50%	02/15/14		10,928,000	11,119,240
Sprint Nextel Corp.
6.00%	12/01/16		7,000,000	6,798,750
Telesat Canada LLC (WI) (Canada)
12.50%	11/01/17	[4]	2,000,000	2,365,000
Umbrella Acquisitions, Inc. (PIK)
9.75%	03/15/15	[2]	9,004,512	9,769,896
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)
8.13%	12/01/17	[2,4]	650,000	679,250
Univision Communications, Inc.
7.88%	11/01/20	[2]	2,000,000	2,110,000
UPC Holding BV (Netherlands)
9.88%	04/15/18	[2,4]	1,750,000	1,925,000
Visant Corp.
10.00%	10/01/17	[2]	15,000,000	15,975,000
Windstream Corp.
7.88%	11/01/17		5,000,000	5,281,250
8.63%	08/01/16		14,500,000	15,170,625

				219,060,302

Consumer Discretionary — 1.47%
American Achievement Corp.
10.88%	04/15/16	[2]	8,000,000	8,220,000
Cott Beverages, Inc.
8.13%	09/01/18		2,600,000	2,814,500
Reynolds Group Issuer, Inc.
9.00%	04/15/19	[2]	13,500,000	13,938,750

				24,973,250

Consumer Products — 0.97%
Hanesbrands, Inc.
8.00%	12/15/16		3,275,000	3,528,813
Levi Strauss & Co.
7.63%	05/15/20		4,775,000	4,948,094
Spectrum Brands, Inc.
9.50%	06/15/18	[2]	7,200,000	7,920,000

				16,396,907

Electric — 9.27%
AES Corp. (The)
7.75%	10/15/15		4,636,000	4,937,340

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
AES Red Oak LLC A
8.54%	11/30/19		$2,480,297	$2,480,297
Calpine Construction Finance Co. LP
8.00%	06/01/16	[2]	10,925,000	11,662,437
Calpine Corp.
7.88%	07/31/20	[2]	2,250,000	2,261,250
Coso Geothermal Power Holdings
7.00%	07/15/26	[2]	6,778,000	5,896,860
Dynegy Holdings, Inc.
7.75%	06/01/19		15,200,000	10,222,000
Dynegy Roseton/Danskammer Pass-Through Trust B
7.67%	11/08/16		13,596,000	12,780,240
Edison Mission Energy
7.00%	05/15/17		28,660,000	22,928,000
7.75%	06/15/16		1,750,000	1,494,063
Energy Future Holdings Corp.
10.88%	11/01/17		3,439,000	2,407,300
Energy Future Holdings Corp. (PIK)
11.25%	11/01/17		401,057	242,639
Energy Future Holdings Corp. Q
6.50%	11/15/24		6,600,000	2,475,000
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Co. Finance, Inc.
10.00%	12/01/20		7,381,000	7,648,731
FPL Energy National Wind Portfolio LLC
6.13%	03/25/19	[2]	4,565,809	4,340,715
Indiantown Cogeneration LP A-10
9.77%	12/15/20		1,665,000	1,802,363
Midwest Generation LLC B
8.56%	01/02/16		1,214,825	1,214,825
Mirant Americas Generation LLC
8.50%	10/01/21		22,740,000	22,853,700
9.13%	05/01/31		6,400,000	6,336,000
Mirant Mid Atlantic Pass-Through Trust B
9.13%	06/30/17		3,578,073	3,846,428
Mirant Mid Atlantic Pass-Through Trust C
10.06%	12/30/28		1,914,489	2,125,082
NRG Energy, Inc.
7.38%	02/01/16		9,241,000	9,495,127
PNM Resources, Inc.
9.25%	05/15/15		7,525,000	8,352,750
Puget Energy, Inc.
6.50%	12/15/20	[2]	5,000,000	4,968,059
Reliant Energy Mid-Atlantic Power Holdings LLC B
9.24%	07/02/17		2,130,629	2,303,743

See accompanying notes to Schedule of Portfolio Investments.

54 / N-Q Report December 2010

High Yield Bond Fund

Schedule of Portfolio Investments

December 31, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
Texas Competitive Electric Holdings Co. LLC A
10.25%	11/01/15		$3,500,000	$1,995,000

				157,069,949

Energy — 15.55%
Allis-Chalmers Energy, Inc.
8.50%	03/01/17		7,095,000	7,254,637
Alta Mesa Holdings/Alta Mesa Finance Services Corp.
9.63%	10/15/18	[2]	7,750,000	7,556,250
Antero Resources Finance Corp.
9.38%	12/01/17		8,760,000	9,208,950
Aquilex Holdings LLC/Aquilex Finance Corp. (WI)
11.13%	12/15/16		1,500,000	1,526,250
Arch Coal, Inc.
7.25%	10/01/20		1,250,000	1,325,000
Arch Coal, Inc. (WI)
8.75%	08/01/16		2,500,000	2,731,250
Atlas Energy Operating Co. LLC/Atlas Energy Finance Corp.
10.75%	02/01/18		5,100,000	6,253,875
12.13%	08/01/17		2,198,000	2,791,460
Chaparral Energy, Inc.
8.50%	12/01/15		3,500,000	3,561,250
8.88%	02/01/17		25,094,000	25,219,470
9.88%	10/01/20	[2]	3,750,000	3,956,250
Chesapeake Energy Corp.
2.25%	12/15/38		24,910,000	19,467,040
2.50%	05/15/37		2,750,000	2,468,125
2.75%	11/15/35		3,500,000	3,491,250
Concho Resources, Inc./Midland Texas
7.00%	01/15/21		2,750,000	2,832,500
Delta Petroleum Corp.
7.00%	04/01/15		1,000,000	660,000
El Paso Pipeline Partners Operating Co. LLC
6.50%	04/01/20		2,000,000	2,105,000
Hilcorp Energy I LP/Hilcorp Finance Co.
7.63%	04/15/21	[2]	3,000,000	3,112,500
7.75%	11/01/15	[2]	1,875,000	1,945,313
James River Coal Co.
9.38%	06/01/12		5,000,000	5,125,000
Linn Energy LLC/Linn Energy Finance Corp.
8.63%	04/15/20	[2]	2,000,000	2,165,000
Massey Energy Co.
3.25%	08/01/15		17,100,000	16,779,375
6.88%	12/15/13		6,200,000	6,308,500
OPTI Canada, Inc. (Canada)
7.88%	12/15/14	[4]	12,822,000	9,039,510

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
8.25%	12/15/14	[4]	$18,950,000	$13,525,563
Parker Drilling Co.
9.13%	04/01/18		1,500,000	1,575,000
Penn Virginia Corp.
10.38%	06/15/16		5,250,000	5,880,000
Petrohawk Energy Corp.
10.50%	08/01/14		2,160,000	2,473,200
Quicksilver Resources, Inc.
7.13%	04/01/16		1,000,000	962,500
8.25%	08/01/15		3,925,000	4,091,813
9.13%	08/15/19		1,000,000	1,085,000
11.75%	01/01/16		500,000	585,000
Sabine Pass LNG LP
7.25%	11/30/13		11,700,000	11,436,750
7.50%	11/30/16		26,230,000	24,721,775
SandRidge Energy, Inc.
8.00%	06/01/18	[2]	1,000,000	987,500
8.75%	01/15/20		1,750,000	1,806,875
9.88%	05/15/16	[2]	2,500,000	2,656,250
Southern Union Co.
7.20%	11/01/66	[3]	38,812,000	35,901,100
Tesoro Corp.
6.50%	06/01/17		7,575,000	7,631,813
9.75%	06/01/19		1,000,000	1,112,500

				263,316,394

Entertainment — 1.32%
Live Nation Entertainment, Inc.
2.88%	07/15/27		3,250,000	2,920,937
8.13%	05/15/18	[2]	3,150,000	3,193,313
Pinnacle Entertainment, Inc. (WI)
8.63%	08/01/17		2,600,000	2,847,000
Regal Cinemas Corp.
8.63%	07/15/19		9,325,000	9,872,844
Regal Entertainment Group
9.13%	08/15/18		3,350,000	3,584,500

				22,418,594

Finance — 7.74%
Alta Wind Holdings LLC
7.00%	06/30/35	[2]	2,500,000	2,667,625
Astoria Depositor Corp.
8.14%	05/01/21	[2]	7,000,000	7,000,000
BankBoston Capital Trust III
1.05%	06/15/27	[3]	305,000	216,550
BankBoston Capital Trust IV
0.90%	06/08/28	[3]	1,900,000	1,349,000
Barnett Capital III
0.91%	02/01/27	[3]	800,000	566,757

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2010 / 55

High Yield Bond Fund

Schedule of Portfolio Investments

December 31, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
Bumble Bee Acquisition Corp.
9.00%	12/15/17	[2]	$5,500,000	$5,761,250
Cantor Fitzgerald LP
6.38%	06/26/15	[2]	3,250,000	3,289,221
Capital One Capital V
10.25%	08/15/39		3,875,000	4,170,469
Chase Capital II B
0.79%	02/01/27	[3]	11,790,000	9,196,200
CIT Group, Inc.
7.00%	05/01/13		26,068,884	26,655,434
7.00%	05/01/14		4,000,000	4,040,000
7.00%	05/01/15		500,000	502,500
Citigroup, Inc.
0.84%	08/25/36	[3]	9,460,000	6,101,700
Ford Motor Credit Co. LLC
8.00%	12/15/16		6,500,000	7,215,000
General Electric Capital Corp. (MTN)
0.77%	08/15/36	[3]	10,480,000	7,969,610
International Lease Finance Corp.
6.75%	09/01/16	[2]	3,250,000	3,485,625
7.13%	09/01/18	[2]	8,500,000	9,073,750
JPMorgan Chase Capital XIII M
1.25%	09/30/34	[3]	5,917,000	4,615,260
JPMorgan Chase Capital XXI U
1.24%	02/02/37	[3]	4,750,000	3,610,000
LBI Escrow Corp.
8.00%	11/01/17	[2]	5,525,000	6,077,500
Lehman Brothers Holdings, Inc. (MTN)
11.00%	11/07/16	[3,5,6]	383,000	88,090
Lehman Brothers Holdings, Inc. H (MTN)
0.00%	11/30/10	[3,5,6]	294,000	67,620
MBNA Capital B
1.09%	02/01/27	[3]	4,550,000	3,230,500
Prudential Holdings LLC
8.70%	12/18/23	[2]	2,500,000	3,036,612
Raymond James Financial, Inc.
8.60%	08/15/19		2,300,000	2,730,089
ZFS Finance USA Trust II
6.45%	12/15/65	[2,3]	6,500,000	6,459,375
ZFS Finance USA Trust IV
5.88%	05/09/32	[2,3]	2,000,000	1,959,260

				131,134,997

Food — 0.62%
Dole Food Co., Inc.
8.00%	10/01/16	[2]	1,000,000	1,060,000
13.88%	03/15/14		1,311,000	1,609,253
JBS USA LLC/JBS USA Finance, Inc.
11.63%	05/01/14		3,500,000	4,112,500

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Food (continued)
Simmons Foods, Inc.
10.50%	11/01/17	[2]	$3,500,000	$3,753,750

				10,535,503

Gaming — 2.26%
Boyd Gaming Corp.
7.13%	02/01/16		9,250,000	8,348,125
Marina District Finance Co., Inc.
9.50%	10/15/15	[2]	22,050,000	21,774,375
9.88%	08/15/18	[2]	650,000	643,500
MGM Mirage
9.00%	03/15/20	[2]	1,350,000	1,481,625
10.38%	05/15/14		2,400,000	2,700,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
7.75%	08/15/20		3,100,000	3,363,500

				38,311,125

Health Care — 5.83%
Accellent, Inc.
8.38%	02/01/17		19,228,000	19,804,840
Alere, Inc.
9.00%	05/15/16		4,779,000	4,946,265
CHS/Community Health Systems, Inc.
8.88%	07/15/15		25,590,000	26,869,500
ConvaTec Healthcare E SA (Luxembourg)
10.50%	12/15/18	[2,4]	8,000,000	8,172,896
HCA, Inc.
7.50%	12/15/23		3,965,000	3,657,713
9.13%	11/15/14		1,500,000	1,576,875
9.25%	11/15/16		10,100,000	10,800,687
9.88%	02/15/17		1,000,000	1,101,250
HCA, Inc. (WI)
8.50%	04/15/19		3,939,000	4,332,900
Patheon, Inc. (Canada)
8.63%	04/15/17	[2,4]	2,500,000	2,493,750
Rotech Healthcare, Inc.
10.75%	10/15/15	[2]	3,500,000	3,613,750
Tenet Healthcare Corp.
6.88%	11/15/31		3,500,000	2,813,125
UHS Escrow Corp.
7.00%	10/01/18	[2]	8,250,000	8,476,875

				98,660,426

Homebuilding — 0.61%
K Hovnanian Enterprises, Inc.
10.63%	10/15/16		10,000,000	10,300,000

See accompanying notes to Schedule of Portfolio Investments.

56 / N-Q Report December 2010

High Yield Bond Fund

Schedule of Portfolio Investments

December 31, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Industrials — 4.40%
Ardagh Packaging Finance Plc (Ireland)
9.13%	10/15/20	[2,4]	$5,000,000	$5,225,000
Ball Corp.
5.75%	05/15/21		1,750,000	1,706,250
Berry Plastics Corp.
5.04%	02/15/15	[3]	3,150,000	3,055,500
8.25%	11/15/15		1,250,000	1,331,250
BWAY Holding Co.
10.00%	06/15/18	[2]	2,100,000	2,275,875
BWAY Parent Co., Inc. (PIK)
10.13%	11/01/15	[2]	10,250,000	10,403,750
Casella Waste Systems, Inc.
11.00%	07/15/14		3,500,000	3,889,375
General Cable Corp.
0.88%	11/15/13		2,175,000	2,161,406
Graham Packaging Co. LP/GPC Capital Corp. I
8.25%	01/01/17		2,500,000	2,612,500
Maxim Crane Works LP
12.25%	04/15/15	[2]	8,950,000	8,692,687
New Enterprise Stone & Lime Co.
11.00%	09/01/18	[2]	2,700,000	2,578,500
Reddy Ice Corp. (WI)
11.25%	03/15/15		14,950,000	15,361,125
Solo Cup Co./Solo Cup Operating Corp.
10.50%	11/01/13		14,500,000	15,261,250

				74,554,468

Information Technology — 0.22%
First Data Corp.
8.88%	08/15/20	[2]	3,500,000	3,710,000

Insurance — 0.26%
Farmers Exchange Capital
7.05%	07/15/28	[2]	1,500,000	1,470,861
Nationwide Mutual Insurance Co.
5.81%	12/15/24	[2,3]	3,250,000	2,939,219

				4,410,080

Materials — 1.93%
FMG Resources August 2006 Pty Ltd. (Australia)
7.00%	11/01/15	[2,4]	4,250,000	4,388,125
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC
8.88%	02/01/18		3,000,000	3,221,250
Lyondell Chemical Co.
11.00%	05/01/18		669,024	761,015
NewPage Corp.
10.00%	05/01/12		17,533,000	10,081,475

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Materials (continued)
Noranda Aluminum Acquisition Corp. (PIK)
5.19%	05/15/15		$4,531,957	$4,118,416
Verso Paper Holdings LLC/Verso Paper, Inc. B
4.04%	08/01/14	[3]	3,737,000	3,419,355
9.13%	08/01/14		2,900,000	3,001,500
11.38%	08/01/16		3,750,000	3,768,750

				32,759,886

Retail — 0.89%
Sears Holding Corp.
6.63%	10/15/18	[2]	12,350,000	11,670,750
Toys R US Property Co. II LLC (WI)
8.50%	12/01/17		3,150,000	3,402,000

				15,072,750

Services — 3.24%
American Reprographics Co.
10.50%	12/15/16	[2]	12,000,000	12,630,000
Geo Group, Inc. (The)
7.75%	10/15/17		4,700,000	4,958,500
Mobile Mini, Inc.
6.88%	05/01/15		7,900,000	8,058,000
7.88%	12/01/20	[2]	1,250,000	1,303,125
National Money Mart Co.
10.38%	12/15/16		3,250,000	3,526,250
RSC Equipment Rental, Inc./RSC Holdings III LLC
10.00%	07/15/17	[2]	3,450,000	3,898,500
Service Corp. International/US
7.00%	05/15/19		1,000,000	1,005,000
Stonemor Operating LLC/Cornerstone Family Services of WV/Osiris Holdings
10.25%	12/01/17		7,200,000	7,578,000
Trans Union LLC/Transunion Financing Corp.
11.38%	06/15/18	[2]	7,155,000	8,120,925
United Rentals North America, Inc.
9.25%	12/15/19		1,275,000	1,424,813
10.88%	06/15/16		500,000	573,750
Wyle Services Corp.
10.50%	04/01/18	[2]	1,850,000	1,799,125

				54,875,988

Transportation — 5.35%
Air Canada (Canada)
9.25%	08/01/15	[2,4]	12,250,000	12,862,500
12.00%	02/01/16	[2,4]	4,150,000	4,367,875
AWAS Aviation Capital Ltd. (Ireland)
7.00%	10/15/16	[2,4]	11,860,000	11,822,938

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2010 / 57

High Yield Bond Fund

Schedule of Portfolio Investments

December 31, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Transportation (continued)
Commercial Barge Line Co. (WI)
12.50%	07/15/17		$2,975,000	$3,451,000
Continental Airlines Pass-Through Trust 2007-1 A
5.98%	04/19/22		482,311	510,352
Continental Airlines Pass-Through Trust 2007-1 B
6.90%	04/19/22		6,720,793	6,855,209
Continental Airlines Pass-Through Trust 2009-1 A
9.00%	07/08/16		1,631,283	1,875,976
Continental Airlines, Inc.
6.75%	09/15/15	[2]	3,250,000	3,363,750
Delta Air Lines, Inc.
12.25%	03/15/15	[2]	2,000,000	2,257,500
Delta Air Lines, Inc. 2002 G1
6.72%	01/02/23		12,599,604	12,914,594
Delta Air Lines, Inc. 2002 G2
6.42%	07/02/12		1,450,000	1,511,625
Delta Air Lines, Inc. B
9.75%	12/17/16		2,254,486	2,474,299
JetBlue Airways Pass-Through Trust 2004-2 G1
0.66%	08/15/16	[3]	2,128,354	1,952,764
Northwest Airlines, Inc. 2001 1 A1
7.04%	04/01/22		726,434	766,388
Northwest Airlines, Inc. 2001 1 A2
6.84%	04/01/11		1,250,000	1,262,500
PHI, Inc.
8.63%	10/15/18	[2]	3,000,000	3,090,000
RailAmerica, Inc.
9.25%	07/01/17		5,124,000	5,655,615
United Air Lines, Inc.
9.88%	08/01/13	[2]	8,700,000	9,374,250
12.00%	11/01/13	[2]	1,500,000	1,653,750
US Airways 2010-1 A Pass-Through Trust
6.25%	04/22/23		2,500,000	2,493,750

				90,516,635

Total Corporates
(Cost $1,289,398,518)				1,364,720,511

BANK LOANS — 9.82%*
Automotive — 0.29%
Ford Motor Co. Term Loan B 1st Lien
3.03%	12/15/13	[3,7]	4,986,768	4,973,592

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Communications — 1.32%
Charter Communications, Inc. Term Loan 3rd Lien
2.76%	09/06/14	[3,7]	$5,000,000	$4,832,290
Dex Media West LLC Term Loan
7.00%	10/24/14	[3,7]	4,433,941	4,052,307
Intelsat Jackson Holdings Term Loan B, 1st Lien
0.00%	04/03/18	[3,7]	3,000,000	3,033,204
R.H. Donnelley, Inc., Term Loan D3
9.00%	10/24/14	[3,7]	490,804	389,137
SuperMedia, Inc. Term Loan B Exit, 1st Lien
0.00%	12/31/15	[3,7]	2,398,651	1,653,071
Univision Communications, Inc. 1st Lien Strip
4.51%	10/25/17	[3,7]	3,957,277	3,788,333
Visant Corp. Tranche B Term Loan
7.00%	12/22/16	[3,7]	4,488,750	4,545,326

				22,293,668

Consumer Discretionary — 0.48%
Reynolds Group Holdings, Inc., Term Loan D
6.50%	05/05/16	[3,7]	6,000,000	6,066,648
Tribune 1st Lien Term Loan B
0.00%	06/04/14	[3,5,6,7]	2,979,962	2,072,138

				8,138,786

Electric — 2.39%
Boston Generating LLC 1st Lien
5.51%	12/20/13	[3,7]	6,346,447	6,100,522
Calpine New Development Holdings LLC
7.00%	07/01/17	[3,7]	5,430,092	5,528,936
Entegra Holdings LLC, Term Loan B 3rd Lien (PIK)
0.00%	10/19/15	[3]	21,232,500	12,643,954
TXU Energy Term Loan B1
3.76%	10/10/14	[3,7]	5,429,629	4,207,653
TXU Energy Term Loan B2
3.75%	10/10/14	[3,7]	15,438,257	11,958,505

				40,439,570

Energy — 1.37%
MACH Gen LLC Term Loan C (PIK)
7.79%	02/15/15	[3,7]	32,787,887	23,211,102

Finance — 1.24%
CIT Group, Inc. 3-DD 1st Lien Term Loan
6.25%	08/11/15	[3,7]	4,850,000	4,954,071
Kelson 2nd Lien (PIK)
6.80%	03/08/14	[3,7]	17,403,102	15,967,346

				20,921,417

See accompanying notes to Schedule of Portfolio Investments.

58 / N-Q Report December 2010

High Yield Bond Fund

Schedule of Portfolio Investments

December 31, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Gaming — 1.19%
Harrah’s Entertainment, Inc. Term Loan B2
3.29%	01/28/15	[3,7]	$14,250,000	$12,922,969
Harrah’s Entertainment, Inc. Term Loan B3
0.00%	01/28/15		4,960,694	4,492,142
Harrah’s Operating Co., Inc. Term Loan
3.29%	01/28/15	[3,7]	3,000,000	2,716,641

				20,131,752

Health Care — 0.08%
HCA Term Loan A
1.55%	11/17/12	[3,7]	1,309,556	1,292,164

Industrials — 0.21%
Goodman Global, Inc. 2nd Lien
0.00%	10/28/17	[3]	1,500,000	1,548,930
Graham Packaging Co. LP/GPC Capital Corp. I Term Loan D
6.00%	09/23/16	[3,7]	1,995,000	2,020,769

				3,569,699

Information Technology — 0.28%
First Data Corp. Term Loan B1
3.01%	09/24/14	[3,7]	5,219,984	4,824,002

Services — 0.39%
Cengage Learning Term Loan B
2.55%	07/03/14	[3,7]	4,987,113	4,703,471
Rental Services Term Loan 2nd Lien
0.00%	11/30/13	[3,7]	2,000,000	1,959,000

				6,662,471

Transportation — 0.58%
Delta Air Lines, Inc. Term Loan 1st Lien
1.95%	04/30/12	[3,7]	1,219,848	1,199,517
8.75%	09/16/13	[3,7]	1,975,000	1,997,219
United Air Lines, Inc.
2.31%	02/01/14	[3,7]	6,864,511	6,642,485

				9,839,221

Total Bank Loans (Cost $161,338,702)				166,297,444

MORTGAGE-BACKED — 0.71%**
Non-Agency Mortgage-Backed — 0.71%
BHN I Mortgage Fund 2000-1 AF (Argentina)
8.00%	03/31/11	[2,4,8]	2,890	285
Citigroup Mortgage Loan Trust, Inc. 2007-AMC4 A2B
0.40%	05/25/37	[3]	4,900,000	2,672,176

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Countrywide Asset-Backed Certificates 2007-13 2A1
1.16%	10/25/47	[3]	$603,629	$402,875
Credit-Based Asset Servicing and Securitization LLC 2006-CB6 A23
0.41%	07/25/36	[3]	4,000,000	2,867,461
Credit-Based Asset Servicing and Securitization LLC 2006-CB8 A2B
0.37%	10/25/36	[3]	3,800,000	3,299,103
Home Equity Asset Trust 2007-1 2A1
0.32%	05/25/37	[3]	129,841	125,731
HSBC Home Equity Loan Trust 2007-3 M1
2.51%	11/20/36	[3]	3,800,000	2,404,863
Securitized Asset Backed Receivables LLC Trust 2007-BR2 A2
0.49%	02/25/37	[3]	391,270	188,065

U.S. Agency Mortgage-Backed — 0.00%
Fannie Mae 1993-225 SG
26.33%	12/25/13	[3]	37,395	45,977
Ginnie Mae 2003-28 LI (IO)
5.50%	02/20/32		20,806	1,338

Total Mortgage-Backed (Cost $7,571,196)				12,007,874

U.S. TREASURY SECURITIES — 0.41%**
U.S. Treasury Notes — 0.41%
U.S. Treasury Notes - Treasury Inflation Indexed Notes
3.50%	01/15/11	[9]	5,525,000	6,952,212

Total U.S. Treasury Securities (Cost $6,950,884)

Total Bonds – 91.52% (Cost $1,465,259,300)				1,549,978,041

Issues	Maturity Date		Shares	Value
PREFERRED STOCK — 1.11%
Electric — 0.27%
PPL Corp.
0.24%	07/01/13		82,400	4,529,528

Finance — 0.84%
Citigroup Capital XIII
0.20%	10/30/40		530,000	14,262,300

Total Preferred Stock (Cost $18,022,666)				18,791,828

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2010 / 59

High Yield Bond Fund

Schedule of Portfolio Investments

December 31, 2010 (Unaudited)

Issues	Maturity Date		Shares/ Principal Amount	Value
SHORT-TERM INVESTMENTS — 5.70%
Money Market Fund — 5.32%
Dreyfus Cash Advantage Fund
0.19%[10]			75,789,000	$75,789,000
DWS Money Market Series-Institutional
0.17%[10]			3,525,000	3,525,000
Fidelity Institutional Money Market Funds - Prime Money Market Portfolio
0.17%[10]			10,734,000	10,734,000

				90,048,000

U.S. Agency Discount Notes — 0.32%
Fannie Mae
0.29%[11]	07/01/11		$5,330,000	5,325,496

U.S. Treasury Bills — 0.06%
U.S. Treasury Bills
0.16%[11]	02/10/11		585,000	584,938
0.16%[11]	02/10/11	[12]	495,000	494,948

				1,079,886

Total Short-Term Investments (Cost $96,450,136)				96,453,382

Total Investments – 98.33% (Cost $1,579,732,102)[1]				1,665,223,251

Cash and Other Assets, Less Liabilities – 1.67%				28,299,699

Net Assets – 100.00%				$1,693,522,950

Expiration Date	Premiums Paid	Notional Amount (000’s) [a]	Appreciation/ (Depreciation)	Value
SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES
The Fund pays a fixed rate equal to 0.41% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Lowe’s Cos., Inc., 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.
12/20/12	$–	$75	$(265)	$(265)
The Fund pays a fixed rate equal to 0.45% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Lowe’s Cos., Inc., 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.
12/20/12	–	125	(543)	(543)
The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Deutsche Bank AG
03/20/13	–	100	(3,831)	(3,831)

Expiration Date	Premiums Paid	Notional Amount (000’s) [a]	Appreciation/ (Depreciation)	Value
SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES (continued)
The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Morgan Stanley
03/20/13	$–	$100	$(3,831)	$(3,831)
The Fund pays a fixed rate equal to 2.40% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Citigroup, Inc.
03/20/15	–	200	(12,235)	(12,235)
The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Toll Brothers, Inc., 5.15%, due 05/15/15. Counterparty: CS First Boston
09/20/16	4,945	1,000	35,974	40,919
The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Citigroup, Inc.
09/20/16	12,444	350	13,351	25,795
The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Deutsche Bank AG
09/20/16	14,778	300	7,332	22,110
The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Goldman Sachs Group, Inc. (The)
09/20/16	14,532	295	7,210	21,742

	$46,699	$2,545	$43,162	$89,861

[a]

The maximum potential payment the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

Notes:

[1]	Cost for federal income tax purposes is $1,579,980,649 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$98,609,274
Gross unrealized depreciation	(13,366,673)

Net unrealized appreciation	$85,242,601

[2]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at December 31, 2010, was $425,125,797, representing 25.10% of total net assets.

[3]	Floating rate security. The rate disclosed is that in effect at December 31, 2010.
[4]	U.S. dollar-denominated security issued by foreign-domiciled entity.
[5]	Security is currently in default with regard to scheduled interest or principal payments.
[6]	Non-income producing security.
[7]	Non-Rule 144A securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of Total Net Assets
08/28/08	Boston Generating LLC 1st Lien, 5.51%, 12/20/13	$5,196,706	$6,100,522	0.36%

See accompanying notes to Schedule of Portfolio Investments.

60 / N-Q Report December 2010

High Yield Bond Fund

Schedule of Portfolio Investments

December 31, 2010 (Unaudited)

Date of Purchase	Security	Amortized Cost	Value	% of Total Net Assets
06/08/10	Calpine New Development Holdings LLC, 7.00%, 07/01/17	$5,380,406	$5,528,936	0.33%
10/04/10	Cengage Learning Term Loan B, 2.55%, 07/03/14	4,529,409	4,703,471	0.28%
01/05/09	Charter Communications, Inc. Term Loan 3rd Lien, 2.76%, 09/06/14	4,124,805	4,832,290	0.29%
09/13/10	CIT Group, Inc. 3-DD 1st Lien Term Loan, 6.25%, 08/11/15	4,884,409	4,954,071	0.29%
09/11/07	Delta Air Lines, Inc. Term Loan 1st Lien, 1.95%, 04/30/12	1,171,471	1,199,517	0.07%
09/29/09	Delta Air Lines, Inc. Term Loan 1st Lien, 8.75%, 09/16/13	1,947,944	1,997,219	0.12%
01/13/09	Dex Media West LLC Term Loan, 7.00%, 10/24/14	3,461,893	4,052,307	0.24%
01/28/09	First Data Corp. Term Loan B1, 3.01%, 09/24/14	4,252,797	4,824,002	0.28%
06/08/09	Ford Motor Co. Term Loan B 1st Lien, 3.03%, 12/15/13	4,714,951	4,973,592	0.29%
09/16/10	Graham Packaging Co. LP/GPC Capital Corp. I Term Loan D, 6.00%, 09/23/16	1,981,210	2,020,769	0.12%
10/09/09	Harrah’s Entertainment, Inc. Term Loan B2, 3.29%, 01/28/15	12,064,064	12,922,969	0.76%
10/05/10	Harrah’s Operating Co., Inc. Term Loan, 3.29%, 01/28/15	2,629,213	2,716,641	0.16%
06/22/09	HCA Term Loan A, 1.55%, 11/17/12	1,242,128	1,292,164	0.08%
12/17/10	Intelsat Jackson Holdings Term Loan B, 1st Lien, 0.00%, 04/03/18	2,985,000	3,033,204	0.18%
08/16/10	Kelson 2nd Lien (PIK), 6.80%, 03/08/14	16,186,925	15,967,346	0.94%
01/08/09	MACH Gen LLC Term Loan C (PIK), 7.79%, 02/15/15	24,426,709	23,211,102	1.37%
01/11/10	R.H. Donnelley, Inc., Term Loan D3, 9.00%, 10/24/14	476,608	389,137	0.02%

Date of Purchase	Security	Amortized Cost	Value	% of Total Net Assets
07/27/10	Rental Services Term Loan 2nd Lien, 0.00%, 11/30/13	$1,902,356	$1,959,000	0.12%
09/28/10	Reynolds Group Holdings, Inc., Term Loan D, 6.50%, 05/05/16	6,000,000	6,066,648	0.36%
01/29/10	SuperMedia, Inc. Term Loan B Exit, 1st Lien, 0.00%, 12/31/15	2,056,906	1,653,071	0.10%
05/17/07	Tribune 1st Lien Term Loan B, 0.00%, 06/04/14	2,142,194	2,072,138	0.12%
06/11/09	TXU Energy Term Loan B1, 3.76%, 10/10/14	4,288,567	4,207,653	0.25%
08/26/10	TXU Energy Term Loan B2, 3.75%, 10/10/14	12,098,271	11,958,505	0.71%
02/03/09	United Air Lines, Inc., 2.31%, 02/01/14	4,979,722	6,642,485	0.39%
09/27/10	Univision Communications, Inc. 1st Lien Strip, 4.51%, 10/25/17	3,478,964	3,788,333	0.22%
09/23/10	Visant Corp. Tranche B Term Loan, 7.00%, 12/22/16	4,467,419	4,545,326	0.27%

		$143,071,047	$147,612,418	8.72%

[8]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $285, which is 0.00% of total net assets.
[9]	Inflation protected security. Principal amount reflects original security face amount.
[10]	Represents the current yield as of December 31, 2010.
[11]	Represents annualized yield at date of purchase.
[12]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $140,636.
*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

(IO): Interest only

(MTN): Medium-term note

(PIK): Payment in kind

(STEP): Step coupon bond

(WI): When issued

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2010 / 61

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 98.80%
ASSET-BACKED SECURITIES — 8.81%**
Aerco Ltd. 2A A3 (United Kingdom)
0.72%	07/15/25	[2,3,4]	$2,672,382	$2,031,011
Aircastle Aircraft Lease Backed Trust 2007-1A G1
0.53%	06/14/37	3,4,†	793,054	705,816
Aviation Capital Group Trust 2003-2A B1
3.26%	09/20/33	3,4,†	2,166,767	1,625,072
Babcock & Brown Air Funding I Ltd. 2007-1A G1 (Bermuda)
0.56%	11/14/33	2,3,4,†	967,516	819,968
Birch Real Estate CDO Ltd. 1A A1 (Cayman Islands)
5.16%	02/10/38	2,4,†	72,062	70,592
Crystal River 2005-1A A (Cayman Islands)
0.66%	03/02/46	[2,3,4]	520,265	78,365
GE Corporate Aircraft Financing LLC 2005-1A B
0.91%	08/26/19	3,4,†	432,810	377,625
GE Corporate Aircraft Financing LLC 2005-1A C
1.56%	08/26/19	3,4,†	953,000	826,726
GE SeaCo Finance SRL 2004-1A A (Barbados)
0.56%	04/17/19	[2,3,4]	400,000	384,550
GE SeaCo Finance SRL 2005-1A A (Barbados)
0.51%	11/17/20	[2,3,4]	626,875	580,863
Genesis Funding Ltd. 2006-1A G1 (Bermuda)
0.50%	12/19/32	2,3,4,†	893,906	777,695
Green Tree Recreational Equipment & Consumer Trust 1996-C Certificates
7.65%	10/15/17		5,033	4,396
Mid-State Trust 11 B
8.22%	07/15/38		17,730	16,657
PAMCO CLO 1998-1A B2 (Cayman Islands)
1.64%	10/31/10	2,3,4,5,†	430,735	8,612
Peach Finance Co. 2000 A
4.71%	04/15/48	4,†	876,588	906,995
Structured Asset Receivables Trust 2005-1A Certificates
0.79%	01/21/15	3,4,†	10,438,273	9,942,390
TAL Advantage LLC 2010-2A A
4.30%	10/20/25	[4]	506,417	519,696
Textainer Marine Containers Ltd. 2005-1A A (Bermuda)
0.51%	05/15/20	[2,3,4]	496,875	473,594
Triton Container Finance LLC 2006-1A
0.43%	11/26/21	[3,4]	754,375	699,167

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Triton Container Finance LLC 2007-1A
0.40%	02/26/19	[3,4]	$559,896	$529,963

Total Asset-Backed Securities (Cost $23,405,631)				21,379,753

CORPORATES — 30.97%*
Banking — 7.76%
Ally Financial, Inc.
2.50%	12/01/14	[3]	1,538,000	1,432,601
7.25%	03/02/11		1,266,000	1,278,660
BAC Capital Trust XV
1.10%	06/01/56	[3]	2,000,000	1,250,768
Bank of America Corp. (MTN)
0.50%	06/22/12	[3]	1,420,000	1,430,533
1.02%	12/02/11	[3]	1,560,000	1,571,076
Chase Capital VI
0.91%	08/01/28	[3]	1,000,000	780,000
Credit Suisse/Guernsey 1 (Switzerland)
0.98%	05/29/49	[2,3]	4,900,000	3,632,125
Deutsche Bank Capital Funding Trust VII
5.63%	01/19/49	[3,4]	1,000,000	905,000
Fleet Capital Trust V
1.30%	12/18/28	[3]	950,000	674,500
KeyCorp (MTN)
0.86%	12/19/11	[3]	2,410,000	2,424,692
Nationsbank Capital Trust III
0.84%	01/15/27	[3]	1,000,000	710,000
Nationsbank Capital Trust IV
8.25%	04/15/27		1,010,000	1,030,200
Wells Fargo & Co.
1.15%	12/09/11	[3]	1,675,000	1,689,299

				18,809,454

Communications — 0.36%
Qwest Corp.
7.88%	09/01/11		850,000	877,625

Electric — 0.87%
Dynegy Roseton/Danskammer Pass-Through Trust B
7.67%	11/08/16		1,175,000	1,104,500
KCP&L Greater Missouri Operations Co.
11.88%	07/01/12		876,000	993,999

				2,098,499

Energy — 2.70%
Sabine Pass LNG LP
7.25%	11/30/13		3,930,000	3,841,575
Southern Union Co.
7.20%	11/01/66	[3]	1,500,000	1,387,500

See accompanying notes to Schedule of Portfolio Investments.

62 / N-Q Report December 2010

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
Valero Energy Corp.
10.50%	03/15/39		$1,000,000	$1,331,088

				6,560,163

Finance — 11.04%
Astoria Depositor Corp.
8.14%	05/01/21	[4]	1,200,000	1,200,000
Barnett Capital III
0.91%	02/01/27	[3]	1,000,000	708,446
Chase Capital II B
0.79%	02/01/27	[3]	3,144,000	2,452,320
Citigroup Funding, Inc. (MTN)
0.60%	03/30/12	[3]	2,190,000	2,200,937
Citigroup, Inc.
0.84%	08/25/36	[3]	3,350,000	2,160,750
General Electric Capital Corp. (MTN)
0.67%	05/05/26	[3]	2,319,000	1,931,254
0.77%	08/15/36	[3]	1,000,000	760,459
General Electric Capital Corp. G (MTN)
0.60%	06/08/12	[3]	2,310,000	2,326,440
Goldman Sachs Group, Inc. (The)
0.47%	02/06/12	[3]	750,000	749,255
0.79%	01/12/15	[3]	750,000	725,717
1.06%	12/05/11	[3]	1,775,000	1,789,305
JPMorgan Chase Capital XXIII
1.29%	05/15/47	[3]	200,000	155,522
Morgan Stanley
0.50%	03/13/12	[3]	1,215,000	1,218,887
0.57%	02/10/12	[3]	2,420,000	2,429,114
Morgan Stanley (MTN)
0.74%	10/18/16	[3]	4,050,000	3,735,517
Prudential Holdings LLC
8.70%	12/18/23	[4]	1,000,000	1,214,645
Raymond James Financial, Inc.
8.60%	08/15/19		860,000	1,020,816

				26,779,384

Health Care — 0.43%
CHS/Community Health Systems, Inc.
8.88%	07/15/15		985,000	1,034,250

Insurance — 0.40%
Farmers Exchange Capital
7.05%	07/15/28	[4]	1,000,000	980,574

Real Estate Investment Trust (REIT) — 0.96%
CommonWealth REIT
0.90%	03/16/11	[3]	750,000	749,609
HCP, Inc.
7.07%	06/08/15		500,000	558,358

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
Shurgard Storage Centers LLC
7.75%	02/22/11		$1,000,000	$1,010,512

				2,318,479

Transportation — 6.45%
American Airlines Pass-Through Trust 2001-02
6.98%	04/01/11		7,296	7,369
AWAS Aviation Capital Ltd. (Ireland)
7.00%	10/15/16	[2,4]	650,000	647,969
Continental Airlines Pass-Through Trust 1997-1 A
7.46%	04/01/15		2,121,306	2,211,462
Continental Airlines Pass-Through Trust 2007-1 A
5.98%	04/19/22		2,845,633	3,011,078
Continental Airlines Pass-Through Trust 2007-1 B
6.90%	04/19/22		2,603,055	2,655,116
Delta Air Lines, Inc. 2001 A2
7.11%	09/18/11		3,070,000	3,169,775
Delta Air Lines, Inc. 2002 G1
6.72%	01/02/23		847,630	868,820
JetBlue Airways Pass-Through Trust 2004-2 G1
0.66%	08/15/16	[3]	972,962	892,692
Northwest Airlines, Inc. 2001 1 A2
6.84%	04/01/11		1,200,000	1,212,000
UAL Pass-Through Trust 2009-1
10.40%	11/01/16		849,876	979,482

				15,655,763

Total Corporates (Cost $67,377,585)				75,114,191

BANK LOANS — 4.91%*
Consumer Discretionary — 1.14%
Tribune 1st Lien Term Loan B
0.00%	06/04/14	[3,6,7,8]	3,969,987	2,760,559

Electric — 1.89%
Boston Generating LLC 1st Lien
5.51%	12/20/13	[3,6]	2,674,034	2,570,416
Calpine New Development Holdings LLC
7.00%	07/01/17	[3,6]	1,974,579	2,010,522

				4,580,938

Gaming — 1.03%
Harrah’s Entertainment, Inc. Term Loan B2
3.29%	01/28/15	[3,6]	2,750,000	2,493,906

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2010 / 63

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Insurance — 0.38%
Asurion Corp. Term Loan
3.27%	07/07/14	[3,6]	$987,500	$939,513

Transportation — 0.47%
United Air Lines, Inc.
2.31%	02/01/14	[3,6]	1,176,156	1,138,114

Total Bank Loans (Cost $11,986,169)				11,913,030

MORTGAGE-BACKED — 44.10%**
Commercial Mortgage-Backed — 5.78%
Bayview Commercial Asset Trust 2007-1 A1
0.48%	03/25/37	[3,4]	4,141,713	3,298,964
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A4A
5.14%	10/12/42	[3]	1,108,000	1,195,213
Commercial Mortgage Asset Trust 1999-C1 A4
6.98%	01/17/32	[3]	1,103,000	1,190,676
Credit Suisse First Boston Mortgage Securities, Corp. 2002-CP3 A3
5.60%	07/15/35		675,000	707,504
First Union National Bank Commercial Mortgage 2002-C1 A2
6.14%	02/12/34		266,329	276,149
GE Business Loan Trust 2003-2A A
0.63%	11/15/31	[3,4]	1,221,989	1,114,899
GE Capital Commercial Mortgage Corp. 2001-1 A2
6.53%	05/15/33		305,599	307,247
Greenwich Capital Commercial Funding Corp. 2002-C1 A4
4.95%	01/11/35		1,170,000	1,225,084
Greenwich Capital Commercial Funding Corp. 2004-GG1 A7
5.32%	06/10/36	[3]	1,200,000	1,295,312
JPMorgan Chase Commercial Mortgage Securities Corp. 2001-C1 A3
5.86%	10/12/35		877,103	888,213
JPMorgan Chase Commercial Mortgage Securities Corp. 2001-CIB3 A3
6.47%	11/15/35		1,081,843	1,110,953
Wachovia Bank Commercial Mortgage Trust 2002-C1 A4
6.29%	04/15/34		1,345,000	1,405,666

				14,015,880

Non-Agency Mortgage-Backed — 25.21%
ABFS Mortgage Loan Trust 2002-2 A7 (STEP)
5.72%	07/15/33		611	610

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Asset Backed Funding Certificates 2007-WMC1 A2B
1.26%	06/25/37	[3]	$5,000,000	$2,533,557
Asset Backed Securities Corp Home Equity 2007-HE1 A4
0.40%	12/25/36	[3]	3,000,000	1,327,078
Asset Backed Securities Corp. Home Equity 2007-HE1 A2
0.31%	12/25/36	[3]	20,170	19,937
Banco de Credito Y Securitizacion SA 2001-1 AF (Argentina)
8.00%	05/31/10	[2,4,5]	285,285	22,823
BHN I Mortgage Fund 2000-1 AF (Argentina)
8.00%	03/31/11	[2,4,5]	110	11
Centex Home Equity 2006-A AV4
0.51%	06/25/36	[3]	4,300,000	2,843,560
Citicorp Residential Mortgage Securities, Inc. 2007-1 A5 (STEP)
6.05%	03/25/37		1,750,000	1,403,135
Citigroup Mortgage Loan Trust, Inc. 2007-WFH2 A3
0.44%	03/25/37	[3]	5,000,000	3,089,343
Citigroup Mortgage Loan Trust, Inc. 2007-WFH2 M1
0.66%	03/25/37	[3]	6,500,000	1,839,403
Conseco Finance 2002-C BF1
8.00%	06/15/32	[3]	3,763,000	3,416,883
Conseco Finance 2002-C BF2
8.00%	06/15/32	[3,4]	1,058,100	815,985
Conseco Finance Securitizations Corp. 2002-1 A
6.68%	12/01/33	[3]	100,944	106,308
Conseco Financial Corp. 1996-10 M1
7.24%	11/15/28	[3]	2,700,000	2,703,948
Conseco Financial Corp. 1996-7 M1
7.70%	10/15/27	[3]	1,162,000	1,191,035
Conseco Financial Corp. 1996-8 A6
7.60%	10/15/27	[3]	30,424	32,331
Conseco Financial Corp. 1998-3 A6
6.76%	03/01/30	[3]	1,151,007	1,218,228
Conseco Financial Corp. 1998-4 A7
6.87%	04/01/30	[3]	664,382	678,578
Conseco Financial Corp. 1999-5 A5
7.86%	03/01/30	[3]	144,300	134,734
Countrywide Asset-Backed Certificates 2007-4 A1A
0.38%	09/25/37	[3]	598,191	578,643
Countrywide Asset-Backed Certificates 2007-4 A2
5.53%	09/25/37		930,000	828,721

See accompanying notes to Schedule of Portfolio Investments.

64 / N-Q Report December 2010

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit-Based Asset Servicing and Securitization LLC 2006-CB4 AV3
0.41%	05/25/36	[3]	$6,900,000	$4,481,640
Credit-Based Asset Servicing and Securitization LLC 2006-CB6 A24
0.51%	07/25/36	[3]	3,000,000	1,359,655
Deutsche Financial Capital Securitization LLC 1997-I A3
6.75%	09/15/27		53,386	54,703
First Franklin Mortgage Loan Asset Backed Certificates 2007-FF1 A2D
0.48%	01/25/38	[3]	6,900,000	3,374,252
Green Tree 2008-MH1 A3
8.97%	04/25/38	[3,4]	2,403,562	2,573,157
Green Tree Home Improvement Loan Trust 1995-C B2
7.60%	07/15/20		27,539	25,420
Green Tree Home Improvement Loan Trust 1995-D B2
7.45%	09/15/25		83,474	71,620
Green Tree Home Improvement Loan Trust 1995-F B2
7.10%	01/15/21		10,784	10,378
HSBC Home Equity Loan Trust 2007-1 M1
0.64%	03/20/36	[3]	1,210,000	743,806
HSBC Home Equity Loan Trust 2007-2 M1
0.57%	07/20/36	[3]	1,950,000	1,249,601
HSBC Home Equity Loan Trust 2007-2 M2
0.63%	07/20/36	[3]	650,000	318,367
IndyMac Manufactured Housing Contract 1997-1 A3
6.61%	02/25/28		710,180	653,081
IndyMac Manufactured Housing Contract 1997-1 A4
6.75%	02/25/28		350,668	324,073
IndyMac Manufactured Housing Contract 1998-1 A4
6.49%	09/25/28		184,949	154,755
IndyMac Manufactured Housing Contract 1998-1 A5
6.96%	09/25/28	[3]	660,532	565,913
IndyMac Manufactured Housing Contract 1998-2 A2
6.17%	12/25/11		132,160	132,322
IndyMac Manufactured Housing Contract 1998-2 A4
6.64%	12/25/27	[3]	841,171	814,531
JPMorgan Mortgage Acquisition Corp. 2006-FRE1 A3
0.45%	05/25/35	[3]	823,626	760,744

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
JPMorgan Mortgage Acquisition Corp. 2007-CH5 A3
0.37%	05/25/37	[3]	$1,575,000	$1,192,374
Lehman ABS Mortgage Loan Trust 2007-1 2A1
0.35%	06/25/37	[3,4]	130,925	53,205
Lehman XS Trust 2007-12N 1A3A
0.46%	07/25/47	3,†	14,120,000	4,518,378
Merrill Lynch Mortgage Investors, Inc. 2004-HE2 A2C
0.84%	08/25/35	[3]	817,319	744,838
Mid-State Trust 2004-1 B
8.90%	08/15/37		1,335,366	1,267,750
Mid-State Trust 6 A4
7.79%	07/01/35		50,871	50,529
Morgan Stanley Mortgage Loan Trust 2006-7 5A2
5.96%	06/25/36	[3]	3,473,673	2,033,874
Nationstar Home Equity Loan Trust 2007-A AV4
0.49%	03/25/37	[3]	5,000,000	3,139,543
Oakwood Mortgage Investors, Inc. 1998-A A4
6.20%	05/15/28		2,102	2,126
Oakwood Mortgage Investors, Inc. 1998-B A4
6.35%	03/15/17		139,459	139,877
Oakwood Mortgage Investors, Inc. 1999-A A2
5.89%	04/15/29		179,036	177,407
Oakwood Mortgage Investors, Inc. 2002-A AIO (IO)
6.00%	02/15/10	[5]	176,245	35
Opteum Mortgage Acceptance Corp. 2005-5 2A1B
5.64%	12/25/35	[3]	771,374	754,342
Origen Manufactured Housing 2006-A A1
0.41%	11/15/18	[3]	2,137,518	2,065,522
Residential Asset Mortgage Products, Inc. 2007-RZ1 A1
0.33%	02/25/37	[3]	14,393	14,263
Residential Asset Securities Corp. 2007-KS2 AI1
0.33%	02/25/37	[3]	29,924	29,427
SG Mortgage Securities Trust 2007-NC1 A2
0.50%	12/25/36	[3,4]	1,166,131	633,014
Specialty Underwriting & Residential Finance 2004-BC4 A2C
0.75%	10/25/35	[3]	1,913,717	1,731,842
Terwin Mortgage Trust 2004-7HE A1
0.81%	07/25/34	[3,4]	122,539	111,640
UCFC Home Equity Loan 1998-D BF1
8.97%	04/15/30	[3]	585	254

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2010 / 65

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Washington Mutual MSC Mortgage
Pass-Through Certificates 2003-MS9 1A
7.00%	04/25/33		$31,824	$32,484

				61,145,593

U.S. Agency Mortgage-Backed — 13.11%
Fannie Mae (TBA)
3.50%	01/25/26		4,065,000	4,094,219
Fannie Mae 1993-80 S
10.53%	05/25/23	[3]	13,983	15,958
Fannie Mae 2000-45 SA (IO)
7.69%	12/18/30	[3]	2,257,649	381,352
Fannie Mae 2001-42 SB
8.50%	09/25/31	[3]	1,969	2,171
Fannie Mae 2003-107 SQ (IO)
7.39%	05/25/33	[3]	27,376	160
Fannie Mae 2003-124 IO (IO)
5.25%	03/25/31		111,971	4,454
Fannie Mae 2003-124 TS
9.80%	01/25/34	[3]	33,234	36,647
Fannie Mae 2003-37 IG (IO)
5.50%	05/25/32		734,950	97,954
Fannie Mae 2005-92 US (IO)
5.84%	10/25/25	[3]	9,443,940	1,180,370
Fannie Mae 2006-125 SM
6.94%	01/25/37	[3]	10,666,953	1,754,057
Fannie Mae 2006-8 HL
6.44%	03/25/36	[3]	9,480,944	1,598,866
Fannie Mae 2008-50 SA (IO)
5.79%	11/25/36	[3]	9,056,804	1,222,280
Fannie Mae 2010-43 KS
6.16%	05/25/40	[3]	7,319,823	1,023,747
Freddie Mac 1602 SN
10.09%	10/15/23	[3]	14,590	16,660
Freddie Mac 1673 SD
13.16%	02/15/24	[3]	803,854	948,447
Freddie Mac 1760 ZD
2.39%	02/15/24	[3]	1,727,685	1,744,506
Freddie Mac 2527 TI (IO)
6.00%	02/15/32		186,031	7,687
Freddie Mac 2561 BX (IO)
5.00%	05/15/17		471,592	13,551
Freddie Mac 2596 IJ (IO)
5.00%	01/15/17		11,297	–
Freddie Mac 2642 BW (IO)
5.00%	06/15/23		94,876	12,857
Freddie Mac 2657 LX (IO)
6.00%	05/15/18		494,877	43,527

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac 2764 SH
7.50%	03/15/34	[3]	$132,357	$133,977
Freddie Mac 3242 SA (IO)
6.09%	11/15/36	[3]	32,779,082	4,319,978
Freddie Mac 3247 SI (IO)
0.15%	08/15/36	[3]	85,206,662	335,254
Freddie Mac 3260 AS (IO)
6.12%	01/15/37	[3]	35,812,546	4,203,157
Freddie Mac 3280 SI (IO)
6.18%	02/15/37	[3]	22,746,071	2,816,118
Freddie Mac 3289 SD (IO)
5.86%	03/15/37	[3]	11,566,394	1,182,480
Freddie Mac Gold (TBA)
3.50%	01/15/26		4,095,000	4,120,594
Ginnie Mae 2001-31 SJ
27.09%	02/20/31	[3]	72,223	123,730
Ginnie Mae 2003-28 LI (IO)
5.50%	02/20/32		57,736	3,714
Ginnie Mae 2004-8 SE
13.78%	11/26/23	[3]	325,468	373,876

				31,812,348

Total Mortgage-Backed
(Cost $109,352,628)				106,973,821

MUNICIPAL BONDS — 0.31%*
Illinois — 0.31%
State of Illinois, Pension Funding G.O., Taxable
3.55%	06/01/11		500,000	503,610
4.07%	01/01/14		250,000	252,390

Total Municipal Bonds
(Cost $753,125)				756,000

U.S. AGENCY SECURITIES — 7.04%
U.S. Agency Securities — 7.04%
Fannie Mae
0.28%	08/23/12	[3]	2,630,000	2,630,772
0.29%	10/18/12	[3]	2,605,000	2,606,628
Federal Farm Credit Bank
0.28%	08/08/12	[3]	2,605,000	2,604,414
0.28%	08/20/12	[3]	2,605,000	2,604,346
Federal Home Loan Bank
0.50%	05/16/12		2,340,000	2,336,524
Federal Home Loan Bank (STEP)
0.75%	03/28/13		900,000	900,959
Freddie Mac
0.32%	11/07/11	[3]	1,170,000	1,170,421
0.41%	02/03/12	[3]	2,215,000	2,215,899

See accompanying notes to Schedule of Portfolio Investments.

66 / N-Q Report December 2010

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
U.S. AGENCY SECURITIES (continued)
U.S. Agency Securities (continued)
Total U.S. Agency Securities
(Cost $17,065,889)				$17,069,963

Issues	Maturity Date		Principal Amount	Value
U.S. TREASURY SECURITIES — 2.66%
U.S. Treasury Notes — 2.66%
U.S. Treasury Notes
1.00%	08/31/11		$2,920,000	2,935,172
U.S. Treasury Notes - Treasury Inflation Indexed Notes
3.38%	01/15/12	[9]	1,720,000	2,216,082
3.50%	01/15/11	[9]	1,030,000	1,296,068

Total U.S. Treasury Securities
(Cost $6,435,597)				6,447,322

Total Bonds – 98.80%
(Cost $236,376,624)				239,654,080

Issues	Maturity Date		Shares	Value
PREFERRED STOCK — 1.52%
Communications — 0.56%
Corts Trust for US West Communications
7.50%	11/15/43		7,118	178,590
Preferred Plus Trust Citizens Communications Co.
8.38%	10/01/46		12,100	305,041
Preferred Plus Trust Qwest Capital Funding
7.75%	02/15/31		9,650	239,803
8.00%	02/15/31		19,500	486,720
Preferred Plus Trust Verizon Global Funding Corp.
7.63%	12/01/30		6,100	157,136

				1,367,290

Electric — 0.51%
PPL Corp.
0.24%	07/01/13		22,500	1,236,825

Finance — 0.45%
Citigroup Capital XIII
0.20%	10/30/40		40,000	1,076,400
Terwin Mortgage Trust 2005-P1 A
0.00%[3,5,6]			570	1

				1,076,401

Total Preferred Stock
(Cost $3,417,447)				3,680,516

Issues	Maturity Date		Shares/ Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.32%
Money Market Fund — 2.21%
Dreyfus Cash Advantage Fund
0.19%[10]			4,406,000	$4,406,000
DWS Money Market Series-Institutional
0.17%[10]			925,000	925,000
Goldman Sachs Financial Square Funds - Prime Obligations Fund
0.13%[10,11]			20,000	20,000

				5,351,000

U.S. Treasury Bills — 0.11%
U.S. Treasury Bills
0.15%[12]	02/10/11	[13]	90,000	89,990
0.15%[12]	02/10/11	[13]	50,000	49,994
0.15%[12]	02/10/11	[13]	25,000	24,998
0.15%[12]	02/10/11	[13]	25,000	24,997
0.15%[12]	02/10/11	[13]	55,000	54,994
0.15%[12]	02/10/11	[13]	30,000	29,997

				274,970

Total Short-Term Investments
(Cost $5,625,955)				5,625,970

Total Investments – 102.64%
(Cost $245,420,026)[1]				248,960,566

Liabilities in Excess of Other
Assets – (2.64)%				(6,409,316)

NET ASSETS – 100.00%				$242,551,250

Issues	Contracts		Premiums (Received)	Value
WRITTEN PUT OPTIONS
U.S. Long Bond (CBT), Call Strike $118, expires 02/18/11	(20)		$(24,958)	$(12,188)
U.S. Long Bond (CBT), Call Strike $122, expires 02/18/11	(20)		(21,207)	(46,875)
U.S. Long Bond (CBT), Call Strike $123, expires 02/18/11	(20)		(16,519)	(60,938)

Total Written Put Options			$(62,684)	$(120,001)

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2010 / 67

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2010 (Unaudited)

Contracts		Unrealized (Depreciation)
FUTURES CONTRACTS: SHORT POSITIONS

12	Euro Dollar Ninety Day,
	Expiration March 2011	$(59,605)

12	Euro Dollar Ninety Day,
	Expiration June 2011	(68,305)

12	Euro Dollar Ninety Day,
	Expiration September 2011	(74,717)

7	Euro Dollar Ninety Day,
	Expiration December 2011	(47,668)

7	Euro Dollar Ninety Day,
	Expiration March 2012	(47,680)

7	Euro Dollar Ninety Day,
	Expiration June 2012	(46,543)

	Net unrealized depreciation	$(344,518)

Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s) [a]	Appreciation/ (Depreciation)	Value
SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES
The Fund pays a fixed rate equal to 0.53% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Home Depot, Inc., 3.75%, due 09/15/09. Counterparty: Morgan Stanley
09/20/12	$–	$2,500	$(14,362)	$(14,362)
The Fund pays a fixed rate equal to 0.41% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Lowe’s Cos., Inc., 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.
12/20/12	–	300	(1,060)	(1,060)
The Fund pays a fixed rate equal to 0.45% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Lowe’s Cos., Inc., 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.
12/20/12	–	750	(3,256)	(3,256)
The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Deutsche Bank AG
03/20/13	–	300	(11,493)	(11,493)
The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Morgan Stanley
03/20/13	–	300	(11,493)	(11,493)
The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Target Corp., 4.00%, due 06/15/13. Counterparty: CS First Boston
12/20/14	(8,188)	640	(8,347)	(16,535)
The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Target Corp., 4.00%, due 06/15/13. Counterparty: Deutsche Bank AG
12/20/14	(8,124)	635	(8,282)	(16,406)
The Fund pays a fixed rate equal to 2.40% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Citigroup, Inc.
03/20/15	–	600	(36,705)	(36,705)
The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Toll Brothers, Inc., 5.15%, due 05/15/15. Counterparty: CS First Boston
09/20/16	12,362	2,500	89,936	102,298

Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s)[a]	Appreciation/ (Depreciation)	Value
SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES (continued)
The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Citigroup, Inc.
09/20/16	$6,044	$170	$6,485	$12,529
The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Deutsche Bank AG
09/20/16	6,404	130	3,177	9,581
The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Goldman Sachs Group, Inc. (The)
09/20/16	6,404	130	3,177	9,581

	$14,902	$8,955	$7,777	$22,679

[a]	Using Standard & Poor’s rating of the issuer.

[b]

The maximum potential payment the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

[c]

The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period-end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes:

[1]	Cost for federal income tax purposes is $245,804,592 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$27,362,110
Gross unrealized depreciation	(24,206,136)

Net unrealized appreciation	$3,155,974

[2]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[3]	Floating rate security. The rate disclosed is that in effect at December 31, 2010.

[4]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at December 31, 2010, was $34,930,586, representing 14.40% of total net assets.

[5]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $31,482, which is 0.01% of total net assets.

See accompanying notes to Schedule of Portfolio Investments.

68 / N-Q Report December 2010

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2010 (Unaudited)

[6]	Non-Rule 144A securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of Total Net Assets
07/03/07	Asurion Corp. Term Loan,
	3.27%, 07/07/14	$982,549	$939,513	0.38%
12/19/06	Boston Generating LLC
	1st Lien, 5.51%, 12/20/13	2,674,034	2,570,416	1.06%
06/08/10	Calpine New Development
	Holdings LLC, 7.00%,
	07/01/17	1,957,662	2,010,522	0.83%
06/24/10	Harrah’s Entertainment,
	Inc. Term Loan B2, 3.29%,
	01/28/15	2,350,587	2,493,906	1.03%
04/19/05	Terwin Mortgage Trust
	2005-P1 A, 0.00%,	2,893	1	0.00%
05/17/07	Tribune 1st Lien Term
	Loan B, 0.00%, 06/04/14	2,845,181	2,760,559	1.14%
02/01/07	United Air Lines, Inc.,
	2.31%, 02/01/14	1,176,156	1,138,114	0.47%

		$11,989,062	$11,913,031	4.91%

[7]	Security is currently in default with regard to scheduled interest or principal payments.

[8]	Non-income producing security.

[9]	Inflation protected security. Principal amount reflects original security face amount.

[10]	Represents the current yield as of December 31, 2010.

[11]	Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $20,000.

[12]	Represents annualized yield at date of purchase.

[13]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $266,723.

†

Fair valued security. The aggregate value of fair valued securities is $20,579,869, which is 8.48% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure does not necessarily indicate the treatment of those securities under ASC 820, as discussed in the Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

(G.O.): General Obligation

(IO): Interest only

(MTN): Medium-term note

(STEP): Step coupon bond

(TBA): To be announced

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2010 / 69

AlphaTrak 500 Fund

Schedule of Portfolio Investments

December 31, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 84.74%
ASSET-BACKED SECURITIES — 4.20%**
Aerco Ltd. 2A A4 (United Kingdom)
0.78%	07/15/25	[2,3,4]	$5,598	$5,243
Aviation Capital Group Trust 2003-2A B1
3.26%	09/20/33	3,4,†	66,363	49,773
Aviation Capital Group Trust 2003-2A G2
1.06%	09/20/33	3,4,†	57,376	46,187
BMW Vehicle Lease Trust 2009-1 A3
2.91%	03/15/12		51,844	52,259
Capital Auto Receivables Asset Trust 2008-CPA A1
1.11%	01/15/13	[3,4]	54,268	54,406
Castle Trust 2003-1AW A1
1.01%	05/15/27	3,4,†	85,648	73,657
Green Tree Recreational Equipment & Consumer Trust 1996-D Certificates
7.24%	12/15/22		19,607	14,058
Structured Asset Receivables Trust 2005-1A Certificates
0.79%	01/21/15	3,4,†	238,838	227,491

Total Asset-Backed Securities (Cost $469,486)				523,074

CORPORATES — 18.84%*
Banking — 1.67%
Credit Suisse/Guernsey 1 (Switzerland)
0.98%	05/29/49	[2,3]	280,000	207,550

Electric — 1.08%
KCP&L Greater Missouri Operations Co.
11.88%	07/01/12		80,000	90,776
W3A Funding Corp.
8.09%	01/02/17		43,321	43,868

				134,644

Finance — 10.94%
Chase Capital II B
0.79%	02/01/27	[3]	325,000	253,500
Citigroup, Inc.
1.99%	05/15/18	[3]	305,000	290,837
General Electric Capital Corp. (MTN)
0.67%	05/05/26	[3]	325,000	270,659
MBNA Capital A
8.28%	12/01/26		100,000	102,000
MBNA Capital B
1.09%	02/01/27	[3]	175,000	124,250
Morgan Stanley
0.57%	02/10/12	[3]	110,000	110,414
Prudential Holdings LLC (AGM)
1.18%	12/18/17	[3,4]	100,000	87,017

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
Woodbourne Capital Trust I
2.73%	04/08/49	[4,5]	$150,000	$61,500
Woodbourne Capital Trust II
2.73%	04/08/49	[4,5]	150,000	61,500

				1,361,677

Health Care — 1.02%
Boston Scientific Corp.
4.25%	01/12/11		75,000	75,034
Universal Health Services, Inc.
6.75%	11/15/11		50,000	51,881

				126,915

Insurance — 0.40%
MetLife, Inc.
2.38%	02/06/14		50,000	50,274

Real Estate Investment Trust (REIT) — 2.42%
Duke Realty LP
5.40%	08/15/14		50,000	52,998
HCP, Inc.
6.45%	06/25/12		85,000	89,703
Healthcare Realty Trust, Inc.
8.13%	05/01/11		50,000	51,128
Nationwide Health Properties, Inc.
6.50%	07/15/11		50,000	51,159
Post Apartment Homes LP
5.45%	06/01/12		55,000	56,896

				301,884

Transportation — 1.31%
Continental Airlines Pass-Through Trust 1997-4 A
6.90%	01/02/18		141,649	150,502
Continental Airlines Pass-Through Trust 2002-1 G1
0.74%	08/15/11	[3]	12,122	11,955

				162,457

Total Corporates
(Cost $2,378,644)				2,345,401

BANK LOANS — 1.48%*
Transportation — 1.48%
United Air Lines, Inc.
2.31%	02/01/14	[3,6]	190,834	184,662

Total Bank Loans
(Cost $190,834)

See accompanying notes to Schedule of Portfolio Investments.

70 / N-Q Report December 2010

AlphaTrak 500 Fund

Schedule of Portfolio Investments

December 31, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED — 47.22%**
Commercial Mortgage-Backed — 7.98%
Banc of America Commercial Mortgage, Inc. 2002-2 A3
5.12%	07/11/43		$60,000	$61,828
Bayview Commercial Asset Trust 2004-3 A1
0.63%	01/25/35	[3,4]	62,650	52,267
Bear Stearns Commercial Mortgage Securities 2002-PBW1 A2
4.72%	11/11/35	[3]	55,000	57,212
Commercial Mortgage Asset Trust 1999-C1 A4
6.98%	01/17/32	[3]	55,000	59,372
Credit Suisse First Boston Mortgage Securities, Corp. 2002-CP3 A3
5.60%	07/15/35		60,000	62,889
First Union National Bank Commercial Mortgage 2002-C1 A2
6.14%	02/12/34		13,542	14,041
GE Capital Commercial Mortgage Corp. 2001-1 A2
6.53%	05/15/33		12,949	13,019
GE Capital Commercial Mortgage Corp. 2002-2A A3
5.35%	08/11/36		60,000	62,797
GMAC Commercial Mortgage Securities, Inc. 2002-C1 A2
6.28%	11/15/39		53,330	54,760
GMAC Commercial Mortgage Securities, Inc. 2002-C2 A3
5.71%	10/15/38		55,000	57,240
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A1
4.58%	05/10/40		50,878	52,960
Greenwich Capital Commercial Funding Corp. 2002-C1 A4
4.95%	01/11/35		55,000	57,589
Greenwich Capital Commercial Funding Corp. 2003-C1 A4
4.11%	07/05/35		55,000	57,453
JPMorgan Chase Commercial Mortgage Securities Corp. 2001-C1 A3
5.86%	10/12/35		36,095	36,552
JPMorgan Chase Commercial Mortgage Securities Corp. 2001-CIB3 A3
6.47%	11/15/35		47,869	49,157
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-CA A3
5.38%	07/12/37		55,000	57,489
Nomura Asset Securities Corp. 1998-D6 A3
7.26%	03/15/30	[3]	55,000	60,944
Wachovia Bank Commercial Mortgage Trust 2002-C1 A4
6.29%	04/15/34		60,000	62,706

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Wachovia Bank Commercial Mortgage Trust 2002-C2 A4
4.98%	11/15/34		$60,000	$63,037

				993,312

Non-Agency Mortgage-Backed — 28.91%
Accredited Mortgage Loan Trust 2005-4 A2C
0.47%	12/25/35	[3]	21,728	21,066
ACE Securities Corp. 2004-FM1 B1A
5.51%	09/25/33	[3]	17,188	4,058
ACE Securities Corp. 2006-SL1 A
0.58%	09/25/35	[3]	339,392	71,754
American Home Mortgage Investment Trust 2007-2 11A1
0.49%	03/25/47	[3]	103,630	55,860
Banc of America Mortgage Securities, Inc. 2003-A 2A2
3.60%	02/25/33	[3]	9,078	8,204
Conseco Finance Home Loan Trust 2000-E M1
8.13%	08/15/31	[3]	28,160	27,737
Conseco Financial Corp. 1997-4 A5
6.88%	02/15/29		65,474	68,449
Countrywide Alternative Loan Trust 2005-16 A5
0.54%	06/25/35	[3]	160,020	57,981
Countrywide Alternative Loan Trust 2005-27 3A2
1.43%	08/25/35	[3]	90,393	47,016
Countrywide Alternative Loan Trust 2005-61 2A1
0.54%	12/25/35	[3]	329,112	234,273
Countrywide Asset-Backed Certificates 2004-1 2A
0.50%	04/25/34	[3]	5,852	4,840
Credit Suisse First Boston Mortgage Securities Corp. 1997-2 A
7.50%	06/25/20	[4]	9,879	10,099
Credit-Based Asset Servicing and Securitization LLC 2003-CB1 AF (STEP)
3.95%	01/25/33		85,916	76,885
Downey Savings & Loan Association Mortgage Loan Trust 2004-AR1 A2A
0.67%	09/19/44	[3]	56,941	43,627
Downey Savings & Loan Association Mortgage Loan Trust 2004-AR3 2A2A
0.63%	07/19/44	[3]	15,843	12,580
GE Mortgage Services LLC 1998-HE1 A7
6.47%	06/25/28		1,587	1,570
Green Tree Home Improvement Loan Trust 1995-C B2
7.60%	07/15/20		18,327	16,917

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2010 / 71

AlphaTrak 500 Fund

Schedule of Portfolio Investments

December 31, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Green Tree Home Improvement Loan Trust 1995-F B2
7.10%	01/15/21		$47,253	$45,473
Harborview Mortgage Loan Trust 2004-8 2A4A
0.66%	11/19/34	[3]	82,618	59,992
Harborview Mortgage Loan Trust 2005-11 2A1A
0.57%	08/19/45	[3]	155,719	111,509
HSBC Home Equity Loan Trust 2006-1 A1
0.42%	01/20/36	[3]	59,229	54,736
HSBC Home Equity Loan Trust 2007-1 M1
0.64%	03/20/36	[3]	550,000	338,094
IndyMac Index Mortgage Loan Trust 2004-AR12 A1
0.65%	12/25/34	[3]	211,155	134,990
Indymac Index Mortgage Loan Trust 2004-AR5 2A1A
1.12%	08/25/34	[3]	27,856	19,823
IndyMac Index Mortgage Loan Trust 2005-AR18 2A1B
1.04%	10/25/36	[3]	110,730	74,838
IndyMac Index Mortgage Loan Trust 2005-AR2 2A2A
0.60%	02/25/35	[3]	91,276	57,675
IndyMac Index Mortgage Loan Trust 2006-AR2 1A1A
0.48%	04/25/46	[3]	116,753	67,149
IndyMac Manufactured Housing Contract 1997-1 A4
6.75%	02/25/28		184,239	170,266
Lehman XS Trust 2006-2N 1A1
0.52%	02/25/46	[3]	74,038	45,688
Merrill Lynch First Franklin Mortgage Loan Trust 2007-3 A2D
0.51%	06/25/37	[3]	100,000	48,429
Merrill Lynch First Franklin Mortgage Loan Trust 2007-4 2A4
0.51%	07/25/37	[3]	30,000	13,570
Nationstar Home Equity Loan Trust 2007-B 2AV4
0.58%	04/25/37	[3]	205,000	92,750
Option One Mortgage Loan Trust 2002-1 A
0.84%	02/25/32	[3]	139,340	122,883
Option One Mortgage Loan Trust 2003-2 A2
0.86%	04/25/33	[3]	97,284	80,892
Option One Mortgage Loan Trust 2003-5 A2
0.90%	08/25/33	[3]	68,481	56,846
Origen Manufactured Housing 2006-A A1
0.41%	11/15/18	[3]	43,496	42,031
Park Place Securities, Inc. 2004-MHQ1 M1
0.96%	12/25/34	[3]	56,334	54,471

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Asset Mortgage Products, Inc. 2003-RS1 AII
1.04%	02/25/33	[3]	$45,384	$25,113
Residential Asset Mortgage Products, Inc. 2003-SL1 A11
7.13%	03/25/16		86,537	80,826
Residential Asset Mortgage Products, Inc. 2003-SL1 A41
8.00%	04/25/31		36,192	37,281
Residential Asset Mortgage Products, Inc. 2004-SL1 A2
8.50%	11/25/31		15,382	15,673
Residential Asset Securities Corp. 2003-KS3 A2
0.86%	05/25/33	[3]	31,938	27,498
Residential Asset Securities Corp. 2005-KS12 A2
0.51%	01/25/36	[3]	42,023	40,202
Resmae Mortgage Loan Trust 2006-1 A1B
0.53%	02/25/36	[3,4]	245,109	21,102
SACO I, Inc. 2005-2 A
0.46%	04/25/35	[3,4]	3,541	1,484
Saxon Asset Securities Trust 2004-1 M1
1.06%	03/25/35	[3]	221,546	181,619
Structured Asset Mortgage Investments, Inc. 2006-AR5 1A1
0.47%	05/25/46	[3]	131,395	74,490
Structured Asset Securities Corp. 2003-15A 2A1
2.68%	04/25/33	[3]	70,205	68,535
Structured Asset Securities Corp. 2003-34A 5A4
2.65%	11/25/33	[3]	57,570	56,466
Terwin Mortgage Trust 2004-13AL 2PX (IO)
0.34%	08/25/34	[4,5]	11,322,193	97,794
UCFC Home Equity Loan 1998-D MF1
6.91%	04/15/30		260,545	246,819
Washington Mutual Mortgage Pass-Through Certificates 2002-AR6 A
1.73%	06/25/42	[3]	14,260	12,009
Washington Mutual MSC Mortgage Pass-Through Certificates 2003-MS9 1A
7.00%	04/25/33		99,728	101,795
Wells Fargo Home Equity Trust 2005-3 AII3
0.60%	11/25/35	[3]	57,771	56,542

				3,600,269

U.S. Agency Mortgage-Backed — 10.33%
Fannie Mae 1997-91 SL (IO)
7.50%	11/25/23	[3]	251,774	51,631
Fannie Mae 2002-97 FR
0.81%	01/25/33	[3]	112,859	113,481

See accompanying notes to Schedule of Portfolio Investments.

72 / N-Q Report December 2010

AlphaTrak 500 Fund

Schedule of Portfolio Investments

December 31, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae 2003-37 IG (IO)
5.50%	05/25/32		$179,256	$23,891
Fannie Mae 2003-62 IG (IO)
5.00%	10/25/31		1,000,000	112,288
Fannie Mae 2004-33 MW
4.50%	01/25/30		100,000	106,475
Fannie Mae 2008-47 PF
0.76%	06/25/38	[3]	104,648	105,649
Fannie Mae G-36 ZB
7.00%	11/25/21		2,852	3,363
Fannie Mae Pool 646884
1.92%	05/01/32	[3]	79,214	80,961
Fannie Mae Pool 802665
2.24%	12/01/34	[3]	18,688	19,405
Fannie Mae Whole Loan 2003-W6 F
0.61%	09/25/42	[3]	157,893	157,982
Freddie Mac Non Gold Pool 781908
2.57%	09/01/34	[3]	61,364	63,906
Freddie Mac-Ginnie Mae 2 L
8.00%	11/25/22		20,216	23,856
National Credit Union Administration Guaranteed Notes 2010-R1 A1
0.72%	10/07/20	[3]	126,170	126,013
National Credit Union Administration Guaranteed Notes 2010-R2 1A
0.64%	11/06/17	[3]	127,678	127,638
National Credit Union Administration Guaranteed Notes 2010-R2 2A
0.74%	11/05/20	[3]	59,723	59,452
National Credit Union Administration Guaranteed Notes 2010-R3 1A
0.83%	12/08/20	[3]	60,000	59,925
National Credit Union Administration Guaranteed Notes 2010-R3 2A
0.83%	12/08/20	[3]	50,000	49,938

				1,285,854

Total Mortgage-Backed
(Cost $6,552,381)				5,879,435

MUNICIPAL BONDS — 0.20%*
Illinois — 0.20%
State of Illinois, Pension Funding G.O., Taxable
4.07%	01/01/14		25,000	25,239

Total Municipal Bonds
(Cost $24,855)				25,239

Issues	Maturity Date		Principal Amount	Value
U.S. AGENCY SECURITIES — 11.97%
Fannie Mae
0.28%	08/23/12	[3]	$220,000	$220,065
0.29%	10/18/12	[3]	120,000	120,075
Federal Farm Credit Bank
0.28%	08/08/12	[3]	120,000	119,973
0.28%	08/20/12	[3]	120,000	119,970
Federal Home Loan Bank
0.36%	06/15/11	[3]	210,000	210,084
0.37%	11/16/11		90,000	90,011
0.40%	11/28/11	[3]	105,000	105,110
0.50%	05/16/12		110,000	109,837
Federal Home Loan Bank (STEP)
0.75%	03/28/13		100,000	100,107
Freddie Mac
0.32%	11/07/11	[3]	55,000	55,019
0.32%	10/12/12	[3]	240,000	240,721

Total U.S. Agency Securities (Cost $1,489,805)				1,490,972

U.S. TREASURY SECURITIES — 0.83%
U.S. Treasury Notes - Treasury Inflation Indexed Notes
3.38%	01/15/12	[7]	80,000	103,074

Total U.S. Treasury Securities
(Cost $102,591)				103,074

Total Bonds – 84.74%
(Cost $11,208,596)				10,551,857

Issues	Maturity Date		Shares/ Principal Amount	Value
SHORT-TERM INVESTMENTS — 14.23%
Money Market Fund — 7.81%
Dreyfus Cash Advantage Fund
0.19%[8]			567,000	567,000
DWS Money Market Series-Institutional
0.17%[8]			37,000	37,000
Fidelity Institutional Money Market Funds - Prime Money Market Portfolio
0.17%[8]			369,000	369,000

				973,000

U.S. Agency Discount Notes — 0.44%
Fannie Mae
0.29%[9]	07/01/11		55,000	54,954

U.S. Treasury Bills — 5.98%
U.S. Treasury Bills
0.18%[9]	02/10/11		30,000	29,997
0.18%[9]	02/10/11	[10]	715,000	714,924

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2010 / 73

AlphaTrak 500 Fund

Schedule of Portfolio Investments

December 31, 2010 (Unaudited)

Issues	Maturity Date	Shares/ Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Treasury Bills (continued)
			744,921

Total Short-Term Investments
(Cost $1,772,778)			1,772,875

Total Investments – 98.97%
(Cost $12,981,374)[1]			12,324,732

Cash and Other Assets, Less Liabilities – 1.03%			127,689

Net Assets – 100.00%			$12,452,421

Contracts		Unrealized Appreciation
FUTURES CONTRACTS: LONG POSITIONS
29	S&P 500 Index,
	Expiration March 2011	$384,037

	Net unrealized appreciation	$384,037

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: TOTAL RETURN
The Fund pays a floating rate based on 1-month USD LIBOR plus 8 basis points and the Fund receives from the counterparty the price return on the Standard & Poor’s 500 Total Return Index. Counterparty: CS First Boston
	01/05/11	$2	$205,910
The Fund pays a floating rate based on 1-month USD LIBOR plus 20 basis points and the Fund receives from the counterparty the price return on the Standard & Poor’s 500 Total Return Index. Counterparty: CS First Boston
	02/03/11	2	–

			$205,910

Expiration Date	Premiums Paid	Notional Amount (000’s) [b]	Appreciation/ (Depreciation)	Value
SWAPS: CREDIT DEFAULT (PURCHASED)-SINGLE ISSUES
The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Darden Restaurants, Inc., 6.00%, due 08/15/35. Counterparty: Deutsche Bank AG
03/20/14	$–	$25	$(1,217)	$(1,217)
The Fund pays a fixed rate equal to 2.40% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Citigroup, Inc.
03/20/15	–	150	(9,176)	(9,176)
The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Citigroup, Inc.
09/20/16	1,600	45	1,716	3,316

	Expiration Date	Premiums Paid	Notional Amount (000’s) [b]	Appreciation/ (Depreciation)	Value
SWAPS: CREDIT DEFAULT (PURCHASED)-SINGLE ISSUES (continued)
The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Deutsche Bank AG
	09/20/16	$1,970	$40	$978	$2,948
The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Goldman Sachs Group, Inc. (The)
	09/20/16	1,971	40	977	2,948

		$5,541	$300	$(6,722)	$(1,181)

Expiration Date	Credit Rating[a]	Premiums Paid/ Received	Notional Amount (000’s) [b]	Appreciation	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN)-SINGLE ISSUES
The Fund receives a fixed rate equal to 4.00% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the Berkshire Hathaway, Inc., 4.63%, due 10/15/13. Counterparty: Barclays Capital, Inc.
03/20/11	AAA	$–	$200	$1,840	$1,840

		$–	$200	$1,840	$1,840

[a]	Using Standard & Poor’s rating of the issuer.

[b]

The maximum potential payment the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

[c]

The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period-end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes:

[1]	Cost for federal income tax purposes is $13,037,900 and net unrealized appreciation/ (depreciation) consists of:

Gross unrealized appreciation	$2,038,826
Gross unrealized depreciation	(2,751,995)

Net unrealized depreciation	$(713,169)

[2]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[3]	Floating rate security. The rate disclosed is that in effect at December 31, 2010.

[4]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at December 31, 2010, was $849,520, representing 6.82% of total net assets.

[5]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $220,794, which is 1.77% of total net assets.

[6]	Non-Rule 144A securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of Total Net Assets
02/01/07	United Air Lines, Inc.,
	2.31%, 02/01/14	$190,834	$184,662	1.48%

See accompanying notes to Schedule of Portfolio Investments.

74 / N-Q Report December 2010

AlphaTrak 500 Fund

Schedule of Portfolio Investments

December 31, 2010 (Unaudited)

[7]	Inflation protected security. Principal amount reflects original security face amount.

[8]	Represents the current yield as of December 31, 2010.

[9]	Represents annualized yield at date of purchase.

[10]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $693,481.

†

Fair valued security. The aggregate value of fair valued securities is $397,108, which is 3.19% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure does not necessarily indicate the treatment of those securities under ASC 820, as discussed in the Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

(AGM): Assurance Guaranty Municipal Corp. (formerly known as FSA (Financial Security Assurance, Inc.))

(G.O.): General obligation

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(STEP): Step coupon bond

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2010 / 75

Notes to Schedule of Portfolio Investments

December 31, 2010 (Unaudited)

Security Valuation:

Fixed-income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors. The Funds receive pricing information from independent pricing vendors approved by the Board of Trustees (the “Board”), which also use information provided by market makers or estimates of values obtained from yield data relating to investments of securities with similar characteristics. As appropriate, quotations for high-yield bonds may also take additional factors into consideration such as the activity of the underlying equity or sector movements. However, securities with a demand feature exercisable within one to seven days are valued at par. The Funds also use a benchmark pricing system to the extent vendor’s prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy comprised of a relevant security (i.e., U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. Once each month the Adviser obtains from one or more dealers an independent review of prices produced by the benchmark system, as well as a review of the benchmark selected to adjust the price. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. Debt securities, which mature in less than 60 days, are valued at amortized cost if their original maturity was 60 days or less. If their original term to maturity exceeded 60 days, they are valued by amortizing the value as of the 61st day prior to maturity (unless the Board determines that this method does not represent fair value). S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange where it is traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and asked prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.

Securities Transactions and Investment Income:

Security transactions are accounted for no later than the first net asset value calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio securities transactions are reported on trade date. Cost is determined and gains and losses are based on the first-in first-out method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Discounts and premiums on securities are amortized using the interest method.

Distributions to Shareholders:

Distributions to shareholders are recorded on the ex-dividend date. The Funds (except the AlphaTrak 500 Fund) expect to declare distributions daily and pay them monthly to shareholders. TheAlphaTrak 500 Fund expects to declare and pay distributions to shareholders quarterly. Distributions of net capital gains, if any, will be made at least annually. The Board may determine to declare and make distributions more or less frequently.

Federal Income Taxation:

It is each Fund’s policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

76 / N-Q Report December 2010

Notes to Schedule of Portfolio Investments (continued)

As of and during the period ended December 31, 2010 (Unaudited), the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Funds did not incur any interest or penalties.

Cash and cash equivalents:

The Trust has defined cash and cash equivalents as cash which can be in interest-bearing and non-interest-bearing accounts.

Use of estimates:

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Fair Value Measurements:

Various inputs are used in determining the fair value of investments, which are as follows:

* Level 1 - unadjusted quoted prices in active markets for identical securities

* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

* Level 3 - significant unobservable inputs that are not corroborated by observable market data

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Asset-Backed securities and mortgage backed securities. The fair value of asset backed securities and mortgage backed securities is estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

Bank loans. The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources . Bank Loans are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable which would then be in Level 3.

N-Q Report December 2010 / 77

Notes to Schedule of Portfolio Investments (continued)

Municipal Bonds. Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Government and agency securities. U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 2 of the fair value hierarchy.

Restricted securities. Restricted securities that are deemed to be both Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Any other restricted securities are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3.

Futures Contracts. Futures contracts and options on futures contracts are traded on commodity exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Options Contracts. Exchange listed options contracts are traded on securities exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied or mean variation to exchange listed options contracts, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange listed options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. Options contracts traded over the counter (“OTC”) are fair valued based on pricing models and incorporates various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC option contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Interest Rate Swaps. Interest rate swaps are fair valued using pricing models that are based on real-time intraday snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit Default Swaps. Credit default swaps are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Swaps. Total Return swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

As of December 31, 2010, Level 3 securities consist of certain asset-backed securities, collateralized mortgage obligations, corporate bonds and interest-only securities that trade in over the counter markets.

78 / N-Q Report December 2010

Notes to Schedule of Portfolio Investments (continued)

The summary of inputs used to value each Fund’s net assets as of December 31, 2010 is as follows:

ULTRA SHORT BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Assets
Short-Term Investments	$14,491,000	$2,858,495	$–	$17,349,495
Long-Term Investments:
Asset-Backed Securities	–	2,584,996	–	2,584,996
Bank Loans	–	632,133	–	632,133
Corporates	–	13,858,944	–	13,858,944
Mortgage-Backed	–	59,789,976	–	59,789,976
Municipal Bonds	–	1,152,111	–	1,152,111
U.S. Treasury Securities	–	1,602,642	–	1,602,642
Other Financial Instruments *
Assets:
Interest rate contracts	–	–	–	–
Credit contracts	–	4,600	–	4,600
Liabilities:
Interest rate contracts	–	–	–	–
Credit contracts	–	(1,252,318)	–	(1,252,318)

Total	$14,491,000	$81,231,579	$–	$95,722,579

LOW DURATION BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Assets
Short-Term Investments	$161,319,000	$31,371,239	$–	$192,690,239
Long-Term Investments:
Asset-Backed Securities	–	53,437,870	2,810	53,440,680
Bank Loans	–	9,736,994	–	9,736,994
Corporates	–	472,722,310	1,230,000	473,952,310
Mortgage-Backed	–	922,255,120	21,525	922,276,645
Municipal Bonds	–	17,288,302	–	17,288,302
U.S. Agency Securities	–	221,918,206	–	221,918,206
U.S. Treasury Securities	–	62,940,508	–	62,940,508
Other Financial Instruments *
Assets:
Interest rate contracts	–	–	–	–
Credit contracts	–	675,840	–	675,840
Liabilities:
Interest rate contracts	–	(105,840)	–	(105,840)
Credit contracts	–	(8,733,033)	–	(8,733,033)

Total	$161,319,000	$1,783,507,516	$1,254,335	$1,946,080,851

N-Q Report December 2010 / 79

Notes to Schedule of Portfolio Investments (continued)

INTERMEDIATE BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Assets
Short-Term Investments	$3,151,000	$284,970	$–	$3,435,970
Long-Term Investments:
Asset-Backed Securities	–	8,202,740	–	8,202,740
Bank Loans	–	449,088	–	449,088
Corporates	–	60,168,549	–	60,168,549
Mortgage-Backed	–	105,373,708	–	105,373,708
Municipal Bonds	–	1,921,878	–	1,921,878
U.S. Agency Securities	–	6,648,183	–	6,648,183
U.S. Treasury Securities	–	27,915,223	–	27,915,223
Other Financial Instruments *
Assets:
Interest rate contracts	–	–	–	–
Credit contracts	–	342,744	–	342,744
Liabilities:
Interest rate contracts	(173,735)	(12,495)	–	(186,230)
Credit contracts	–	(1,354,359)	–	(1,354,359)

Total	$2,977,265	$209,940,229	$–	$212,917,494

TOTAL RETURN BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Assets
Short-Term Investments	$840,900,000	$11,245,712	$–	$852,145,712
Long-Term Investments:
Asset-Backed Securities	–	274,609,811	–	274,609,811
Bank Loans	–	113,712,937	–	113,712,937
Corporates	–	2,688,266,742	2,091,000	2,690,357,742
Mortgage-Backed	–	6,584,290,045	34,497	6,584,324,542
Municipal Bonds	–	128,933,063	–	128,933,063
U.S. Agency Securities	–	334,772,402	–	334,772,402
U.S. Treasury Securities	–	2,336,597,481	–	2,336,597,481
Other Financial Instruments *
Assets:
Interest rate contracts	–	–	–	–
Credit contracts	–	13,122,266	–	13,122,266
Liabilities:
Interest rate contracts	(5,435,320)	(11,869,513)	–	(17,304,833)
Credit contracts	–	(50,932,325)	–	(50,932,325)

Total	$835,464,680	$12,422,748,621	$2,125,497	$13,260,338,798

80 / N-Q Report December 2010

Notes to Schedule of Portfolio Investments (continued)

HIGH YIELD BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Assets
Short-Term Investments	$90,048,000	$6,405,382	$–	$96,453,382
Long-Term Investments:
Bank Loans	–	166,297,444	–	166,297,444
Corporates	–	1,364,720,511	–	1,364,720,511
Mortgage-Backed	–	12,007,589	285	12,007,874
Preferred Stock	–	18,791,828	–	18,791,828
U.S. Treasury Securities	–	6,952,212	–	6,952,212
Other Financial Instruments *
Assets:
Interest rate contracts	–	–	–	–
Credit contracts	–	110,566	–	110,566
Liabilities:
Interest rate contracts	–	–	–	–
Credit contracts	–	(20,705)	–	(20,705)

Total	$90,048,000	$1,575,264,827	$285	$1,665,313,112

STRATEGIC INCOME FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Assets
Short-Term Investments	$5,351,000	$274,970	$–	$5,625,970
Long-Term Investments:
Asset-Backed Securities	–	21,379,753	–	21,379,753
Bank Loans	–	11,913,030	–	11,913,030
Corporates	–	75,114,191	–	75,114,191
Mortgage-Backed	–	106,973,775	46	106,973,821
Municipal Bonds	–	756,000	–	756,000
Preferred Stock	–	3,680,515	1	3,680,516
U.S. Agency Securities	–	17,069,963	–	17,069,963
U.S. Treasury Securities	–	6,447,322	–	6,447,322
Other Financial Instruments *
Assets:
Interest rate contracts	–	–	–	–
Credit contracts	–	133,989	–	133,989
Liabilities:
Interest rate contracts	(464,519)	–	–	(464,519)
Credit contracts	–	(111,310)	–	(111,310)

Total	$4,886,481	$243,632,198	$47	$248,518,726

N-Q Report December 2010 / 81

Notes to Schedule of Portfolio Investments (continued)

ALPHATRAK 500 FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Assets
Short-Term Investments	$973,000	$799,875	$–	$1,772,875
Long-Term Investments:
Asset-Backed Securities	–	523,074	–	523,074
Bank Loans	–	184,662	–	184,662
Corporates	–	2,222,401	123,000	2,345,401
Mortgage-Backed	–	5,879,435	–	5,879,435
Municipal Bonds	–	25,239	–	25,239
U.S. Agency Securities	–	1,490,972	–	1,490,972
U.S. Treasury Securities	–	103,074	–	103,074
Other Financial Instruments *
Assets:
Interest rate contracts	–	205,910	–	205,910
Credit contracts	–	11,052	–	11,052
Equity contracts	384,037	–	–	384,037
Liabilities:
Interest rate contracts	–	–	–	–
Credit contracts	–	(10,393)	–	(10,393)

Total	$1,357,037	$11,435,301	$123,000	$12,915,338

*  Other financial instruments include (but may not be limited to) swap contracts, futures and options.

In January 2010, the FASB issued amended guidance to improve disclosure about fair value measurements which require additional disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after December 15, 2009 except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years.

For the period ended December 31, 2010, none of the portfolios had significant transfers between Level 1 and Level 2.

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

LOW DURATION BOND FUND	ASSET-BACKED SECURITIES	CORPORATES	MORTGAGE-BACKED SECURITIES

Balance as of March 31, 2010	$9,571	$880,000	$80,145
Accrued discounts/premiums	(4)	107	40
Realized gain/(loss)	(3,658)	(598,221)	(72)
Change in unrealized appreciation/depreciation**	37,449	1,348,114	617,938
Purchases	–	–	39,158
Sales	(40,548)	(400,000)	–
Transfers into Level 3***	–	–
Transfers out of Level 3***		–	(715,684)

Balance as of December 31, 2010	$2,810	$1,230,000	$21,525

            ** The change in unrealized appreciation/depreciation on securities still held at December 31, 2010 was $607,110.

            *** The Fund’s policy is to recognize transfers in and transfers out as of the end of the period.

82 / N-Q Report December 2010

Notes to Schedule of Portfolio Investments (continued)

TOTAL RETURN BOND FUND	ASSET-BACKED SECURITIES	CORPORATES	MORTGAGE-BACKED SECURITIES

Balance as of March 31, 2010	$215,551	$1,342,000	$95,146
Accrued discounts/premiums	350	6,930	14
Realized gain/(loss)	(918,004)	(600,000)	82,450
Change in unrealized appreciation/depreciation**	1,883,914	1,742,070	584,437
Purchases	–	–	–
Sales	(1,181,811)	(400,000)	(82,580)
Transfers into Level 3***	–	–	–
Transfers out of Level 3***	–	–	(644,970)

Balance as of December 31, 2010	$–	$2,091,000	$34,497

            ** The change in unrealized appreciation/depreciation on securities still held at December 31, 2010 was $1,827,401.

            *** The Fund’s policy is to recognize transfers in and transfers out as of the end of the period.

HIGH YIELD BOND FUND	CORPORATES	MORTGAGE-BACKED SECURITIES

Balance as of March 31, 2010	$–	$347
Accrued discounts/premiums	–	–
Realized gain/(loss)	–	–
Change in unrealized appreciation/depreciation**	–	(62)
Purchases	–	–
Sales	(6,109)	–
Transfers into Level 3***	6,109	–
Transfers out of Level 3***	–	–

Balance as of December 31, 2010	$–	$285

            ** The change in unrealized appreciation/depreciation on securities still held at December 31, 2010 was $(62).

            *** The Fund’s policy is to recognize transfers in and transfers out as of the end of the period.

STRATEGIC INCOME FUND	ASSET-BACKED SECURITIES	MORTGAGE-BACKED SECURITIES	PREFERRED STOCK

Balance as of March 31, 2010	$–	$45,972	$1
Accrued discounts/premiums	–	11	–
Realized gain/(loss)	–	51,567	–
Change in unrealized appreciation/depreciation**	–	(176,554)	–
Purchases	–	35	–
Sales	(35)	(51,567)	–
Transfers into Level 3***	35	176,541	–
Transfers out of Level 3***	–	(45,959)	–

Balance as of December 31, 2010	$–	$46	$1

            ** The change in unrealized appreciation/depreciation on securities still held at December 31, 2010 was $(11).

            *** The Fund’s policy is to recognize transfers in and transfers out as of the end of the period.

N-Q Report December 2010 / 83

Notes to Schedule of Portfolio Investments (continued)

ALPHATRAK 500 FUND	ASSET-BACKED SECURITIES	CORPORATES

Balance as of March 31, 2010	$3,669	$132,000
Accrued discounts/premiums	8	–
Realized gain/(loss)	–	(180,000)
Change in unrealized appreciation/depreciation**	(8)	291,000
Purchases	–	–
Sales	(3,669)	(120,000)
Transfers into of Level 3***	–	–
Transfers out of Level 3***	–	–

Balance as of December 31, 2010	$–	$123,000

            ** The change in unrealized appreciation/depreciation on securities still held at December 31, 2010 was $57,000.

            *** The Fund’s policy is to recognize transfers in and transfers out as of the end of the period.

Derivative Instruments Categorized by Risk Exposure:

The following is a summary of the Funds’ derivative instrument holdings categorized by primary risk exposure as of December 31, 2010:

	ASSET DERIVATIVE INVESTMENTS
	ULTRA SHORT BOND FUND	LOW DURATION BOND FUND	INTERMEDIATE BOND FUND	TOTAL RETURN BOND FUND	HIGH YIELD BOND FUND	STRATEGIC INCOME FUND	ALPHATRAK 500 FUND

Credit contracts:
Swaps	$161,918	$2,097,698	$213,202	$11,082,839	$63,867	$102,775	$5,511
Equity contracts:
Futures *	–	–	–	–	–	–	384,037
Options	–	–	–	–	–	–	–
Swaps	–	–	–	–	–	–	205,910
Interest contracts:
Futures *	–	–	–	–	–	–	–
Options	–	–	–	–	–	–	–
Swaps	–	–	–	–	–	–	–
Swaptions	–	–	–	–	–	–	–

*  Includes cumulative appreciation/depreciation of financial futures contracts as reported in the Schedule of Investments.

	LIABILITY DERIVATIVE INVESTMENTS
	ULTRA SHORT BOND FUND	LOW DURATION BOND FUND	INTERMEDIATE BOND FUND	TOTAL RETURN BOND FUND	HIGH YIELD BOND FUND	STRATEGIC INCOME FUND	ALPHATRAK 500 FUND

Credit contracts:
Swaps	$–	$387,485	$1,568,353	$40,301,100	$20,705	$94,998	$10,393
Equity contracts:
Futures *	–	–	–	–	–	–	–
Interest contracts:
Futures *	–	–	83,735	515,320	–	344,518	–
Options	–	–	90,000	4,920,000	–	120,001	–
Swaps	–	–	–	11,197,933	–	–	–
Swaptions	–	105,840	12,495	671,580	–	–	–

84 / N-Q Report December 2010

Notes to Schedule of Portfolio Investments (continued)

*  Includes cumulative appreciation/depreciation of financial futures contracts as reported in the Schedule of Investments.

PORTFOLIO INVESTMENTS

The Funds may invest in mortgage pass-through securities which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates.

The Funds may invest in securities issued by Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”). These are fixed-income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Funds. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States and are supported by the right to the issuer to borrow from the Treasury.

On September 7, 2008, the Federal Housing Finance Agency was appointed as conservator of FNMA and FHLMC. In addition, the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

The Funds may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Government National Mortgage Association (“GNMA”), FHLMC, or FNMA. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit. CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments.

The Funds may enter into to be announced (“TBA”) commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to settlement date, which is in addition to the risk of decline in the value of the Funds’ other assets. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described in Note 2 under “Security Valuation”.

The Funds may invest in Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other Collateralized Debt Obligations (“CDOs”), which are debt instruments backed solely by a pool of other debt securities. The risks of an investment in a CBO, CLO or other CDO depend largely on the type of the collateral securities and the class of the CBO, CLO or other CDO in which a Fund invests. Some CBOs, CLOs and other CDOs have credit ratings, but are typically issued in various classes with various priorities. Normally, CBOs, CLOs and other CDOs are privately offered and sold (that is, not registered under the securities laws) and may be characterized by the Funds as illiquid securities, but an active dealer market may exist for CBOs, CLOs and other CDOs that qualify for Rule 144A transactions. In addition to the normal interest rate, default and other risks of fixed income securities CBOs, CLOs and other CDOs carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Funds may invest in CBOs, CLOs and other CDOs that are subordinate to other classes, volatility in value, and the complex structure of the security may not be fully understood at the time of investment and produce disputes with the issuer or unexpected investment results.

The Funds may invest in stripped mortgage-backed securities issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). During the six months ended December 31, 2010, certain interest only securities were held as part of the overall mortgage portfolio holdings. The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of

N-Q Report December 2010 / 85

Notes to Schedule of Portfolio Investments (continued)

principal, a Fund may not fully recoup its initial investment in IOs. Such securities will be considered liquid only if so determined in accordance with guidelines established by the Board. The Funds also may invest in stripped mortgage-backed securities that are privately issued. These securities will be considered illiquid for purposes of each Fund’s limit on illiquid securities.

The Funds may purchase participations in commercial loans, or may purchase assignments of such loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Funds may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, a Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which a Fund intends to invest may not be rated by any nationally recognized rating service. Participations and assignments also involve special types of risk, including interest rate risk, liquidity risk, and the risk of being a lender. If the Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

The Funds may also sell a debt or equity security short that is, without owning it and borrow the same security from a broker or other institution to complete the sale. The Adviser may use short sales when it believes a security is overvalued or as a partial hedge against a position in a related security of the same issuer held by a Fund. The Ultra Short Bond Fund, Low Duration Bond Fund, Intermediate Bond Fund, and Total Return Bond Fund, will not make total short sales exceeding 25% of the value of that Fund’s assets. The High Yield Bond Fund and Strategic Income Fund will not make total short sales exceeding 33 1/3% of the Fund’s assets. If the value of the security sold short increases, a Fund would lose money because it would need to replace the borrowed security by purchasing it at a higher price. The potential loss is unlimited. (If the short sale was intended as a hedge against another investment, the loss on the short sale may be fully or partially offset by gains in that other investment.) At December 31, 2010, the Funds did not hold any short debt or equity.

A lender may request that the borrowed securities be returned on short notice; if that occurs at a time when other short sellers of the subject security are receiving similar requests, a “short squeeze” can occur. This means that the Fund might be compelled, at the most disadvantageous time, to replace borrowed securities previously sold short, with purchases on the open market at prices significantly greater than those at which the securities were sold short. Short selling also may produce higher than normal portfolio turnover and result in increased transaction costs to the Fund. The Funds also may make short sales “against-the-box”, in which the Funds sell short securities they own. The Funds will incur transaction costs, including interest expenses, in connection with opening, maintaining and closing short sales against-the-box, which result in a “constructive sale”, requiring the Fund to recognize any taxable gain from the transaction.

The Funds may enter into reverse repurchase agreements, whereby a Fund sells securities concurrently with entering into an agreement to repurchase those securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on those securities. Reverse repurchase agreements are speculative techniques involving leverage and are considered borrowings by the Fund for purposes of the percentage limitations applicable to borrowings. There were no reverse repurchase agreements for the period ended December 31, 2010.

Derivatives:

The Funds engaged in various portfolio investment strategies both to increase the return of the Fund and to economically hedge, or protect, their exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform under the contract. The Funds are subject to credit risk, equity price risk and interest rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below:

Over the reporting period, the Funds engaged in interest rate futures contracts, swap agreements and options as a means of managing interest rate risk and yield curve positioning consistent with the advisor’s current market perspectives. Additionally, credit default swaps were held for the purposes of (1) hedging valuation risks specific to identified market segments, industries and credits and (2) efficiently gaining income-bearing exposures to selected market segments, industries and credits. The market value of these instruments, realized and changes in unrealized gains and losses, the types of contracts are included in the Schedule of Portfolio Investments.

Options- The Funds purchased and wrote call and put options on securities, securities indices and on foreign currencies. A Fund may purchase put options on securities to seek to protect holdings in an underlying or related security against a substantial decline in market value. A Fund may purchase call options on securities to seek to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability to invest in such securities in an orderly manner. A Fund may write a call or put option only if the option is covered by the Fund’s holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund’s obligation as writer of the option. The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from

86 / N-Q Report December 2010

Notes to Schedule of Portfolio Investments (continued)

a price increase in the underlying securities above the sum of the premium and exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying securities decline. The writer of an option has no control over the time when it maybe required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position.

The Funds may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose the Funds to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, the Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized loss of the contract (as writer).

Futures- The Funds purchased or sold exchange-traded futures contracts, which are contracts that obligate the Fund to make or take delivery of a financial instrument or the cash value of a security index at a specified future date at a specified price. The Funds may use futures contracts to manage exposure to the stock and bond markets or changes in interest rates and currency values, or for gaining exposure to markets. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the Adviser to the Fund may be attempting to sell some or all the Fund holdings or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Fund, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires.

Futures transactions involve minimal counterparty risk since futures contracts are guaranteed against default by the exchange on which they trade.

Swaps- The Funds invested in swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a basket of securities representing a particular index. A swap contract may not be assigned without the consent of the counterparty (and in certain circumstances may not be assignable), and may result in losses in the event of a default or bankruptcy of the counterparty.

The Funds entered into credit default swap agreements. The buyer in a credit default contract is obligated to pay the seller a periodic, stream of payments over the term of the contract provided no event of default has occurred. In the event of default, the seller must pay the buyer the par value (full notional value) of the reference obligation in exchange for the reference obligation. The Funds may be either the buyer or seller in such transactions. If the Fund is a buyer and no event of default occurs, the Fund loses its investment and recovers nothing. However, if an event of default occurs, the buyer receives full notional value for a reference obligation that may have little or no value. As a seller of a credit default swap, the Fund receives a fixed rate of income throughout the term of the contract, provided there is no default event. If an event of default occurs, the seller may pay the notional value of the reference obligation. The value of the reference obligation received by the seller, coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. Credit default swaps involve greater risks than if the Fund had invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk.

The Funds entered into interest rate swap agreements. Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. The Funds’ maximum risk of loss due to counterparty default is the discounted net asset value of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life. The Funds enter into interest rate swaps to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed-rate bonds which may decrease when interest rates rise (interest rate risk).

The Funds wrote (sold) and purchased put and call swaptions. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a new swap agreement, or to shorten, extend, cancel or modify an existing swap agreement, on a future date on specified terms. Depending on the terms of the particular option agreement, a Fund will generally

N-Q Report December 2010 / 87

Notes to Schedule of Portfolio Investments (continued)

incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. At December 31, 2010, the Low Duration Bond Fund, the Intermediate Bond Fund, and the Total Return Bond Fund held swaptions.

In addition to the securities listed above, the AlphaTrak 500 Fund invested in the following equity derivative instruments with a notional or contractual value up to its total assets: S&P 500 Index futures contracts, Mini S&P 500 Index futures contracts, options on the S&P 500 Index and S&P futures, and swap agreements involving the S&P 500 Index. When the above listed S&P Index derivatives appear to be overvalued relative to the S&P 500 Index, the Fund may invest up to 100% in the common stocks that comprise the S&P 500 Index. The Fund may also invest up to 25% of its total assets in these stocks indirectly by purchasing interests in one or more mutual funds, asset pools, or trusts that invest in such stocks.

The Funds also entered into total return swap agreements. Total return swap is the generic name for any non-traditional swap where one party agrees to pay the other the “total return” of a defined underlying asset, usually in return for receiving a stream of LIBOR based cashflows. The total return swap may be applied to any underlying asset but is most commonly used with equity indices, single stocks, bonds and defined portfolios of loans and mortgages. The total return swap is a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually LIBOR, is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed between two parties.

As a result, unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statements of Assets and Liabilities. The change in the value of the swaps, including periodic amounts of interest paid or received on swaps is reported as unrealized gains or losses in both the Statements of Assets and Liabilities and the Statements of Operations. A realized gain or loss is recorded upon payment or termination of swap agreements. Swap agreements are stated at fair value. Notional principal amounts are used upon payment or receipt of a periodic payment or termination of swap agreements to express the extent of involvement in these transactions, but the amounts subject to credit risk are much smaller. At December 31, 2010 (Unaudited), the Funds had outstanding swap agreements as listed in the Funds’ Schedules of Portfolio Investments.

Capital Loss Carryforwards:

At March 31, 2010, the following Funds had available for federal income tax purposes unused capital losses as follows:

FUND	EXPIRING IN 2014	EXPIRING IN 2015	EXPIRING IN 2016	EXPIRING IN 2017	EXPIRING IN 2018

Ultra Short Bond Fund	$–	$171,312	$1,489,244	$17,068,161	$14,894,875
Low Duration Bond Fund	5,831,064	–	–	99,373,584	21,084,552
Total Return Bond Fund	–	–	–	140,337,903	–
High Yield Bond Fund	–	–	–	4,931,657	–
Strategic Income Fund	61,791	1,235,093	9,036,932	47,852,416	18,806,808
AlphaTrak 500 Fund	–	–	–	60,439,961	23,684,663

For the year ended March 31, 2010, the Intermediate Bond, Total Return Bond and High Yield Bond utilized capital loss carryforwards of $3,098,824, $22,564,839 and $2,796,184, respectively.

For additional information regarding the accounting policies of the Metropolitan West Funds, refer to the most recent financial statements in the N-CSRS filing at www-sec-gov..

88 / N-Q Report December 2010

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Metropolitan West Funds

By (Signature and Title)*	/s/ David Lippman
David Lippman, President and Principal Executive Officer
(principal executive officer)

Date	2/25/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David Lippman
David Lippman, President and Principal Executive Officer
(principal executive officer)

Date	2/25/11

By (Signature and Title)*	/s/ David S. DeVito
David S. DeVito, Treasurer
(principal financial officer)

Date	2/25/11

* Print the name and title of each signing officer under his or her signature.